As filed with the Securities and Exchange Commission on August 6, 2003

Securities Act File No.______

U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-14
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933  X
Pre-Effective Amendment No. ___
Post-Effective Amendment No. ___
(Check appropriate box or boxes)

UBS INDEX TRUST
(Exact Name of Registrant as Specified in Charter)
51 West 52nd Street
New York, New York 10019-6114
(Address of Principal Executive Office)

Registrant's Telephone Number, Including Area Code: 212-882 5000

AMY R. DOBERMAN, ESQ.
UBS GLOBAL ASSET MANAGEMENT (US) INC.
51 West 52nd Street
New York, New York 10019-6114
(Name and Address of Agent for Service)

Copies to:

JACK W. MURPHY, ESQ.
Dechert LLP
1775 I Street, N.W.
Washington, D.C. 20006
202-261 3303

Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective.

It is proposed that this filing will become effective on September 10, 2003 pursuant to Rule 488.

Title of Securities Being Registered: Class A, Class B, Class C, Class C-2, and Class Y Shares of Beneficial Interest of the UBS S&P 500 Index Fund (a series of the UBS Index Trust). No filing fee is due because the Registrant is relying on Section 24(f) of the Investment Company Act of 1940, as amended.

UBS Enhanced S&P 500 Fund
(a series of UBS Mutual Funds Securities Trust)

Dear Shareholder:

Enclosed is a Notice of a Special Meeting of Shareholders (the "Meeting") of the UBS Enhanced S&P 500 Fund (the "Enhanced S&P"), which is a series of UBS Mutual Funds Securities Trust. The Meeting has been called for [October __, 2003] at [time] Eastern time, at 51 West 52nd Street, 16th Floor, New York, New York 10019-6114. The accompanying Prospectus/Proxy Statement describes a proposal being presented for your consideration and requests your prompt attention and vote via the enclosed proxy card or by telephone or via the Internet.

Please take a moment to fill out, sign and
return the enclosed Proxy Card!

The Meeting is extremely important. You are being asked to consider and approve an Agreement and Plan of Reorganization (the "Agreement and Plan") that would result in your shares of the Enhanced S&P being exchanged for shares of the UBS S&P 500 Index Fund (the "S&P 500 Index Fund"), a series of UBS Index Trust. If the shareholders of the Enhanced S&P approve the Agreement and Plan, the S&P 500 Index Fund would acquire substantially all of the assets, subject to the liabilities, of the Enhanced S&P, and you would receive shares of the S&P 500 Index Fund equal in value to your shares of the Enhanced S&P (together, the transactions described above are referred to as the "Merger"). You would no longer be a shareholder of the Enhanced S&P, but would instead be a shareholder of the S&P 500 Index Fund. You are not expected to recognize any gain or loss for federal income tax purposes as a result of the exchange of your shares of the Enhanced S&P for shares of the S&P 500 Index Fund.

The S&P 500 Index Fund has an investment objective and investment policies that are similar to, but not the same as, those of the Enhanced S&P, and the differences between the funds are described in the Prospectus/Proxy Statement. The S&P 500 Index Fund, like the Enhanced S&P, is advised by UBS Global Asset Management (US) Inc. ("UBS Global AM"). The Enhanced S&P is subadvised by DSI International Management, Inc. ("DSI"), an affiliate of UBS Global AM. The Merger would provide Enhanced S&P shareholders with the opportunity to benefit from the S&P 500 Index Fund's passively managed index investment strategy and lower management fees. The combination of the two funds will create a larger fund with a larger asset base which may provide certain economies of scale, which will benefit shareholders as well as the Fund's investment adviser.

Please take the time to review the entire Prospectus/Proxy Statement and vote now! Whether or not you plan to attend the Meeting, please vote your shares by mail, by telephone or via the Internet. If you determine at a later date that you wish to attend the Meeting, you may revoke your proxy and vote in person.

Thank you for your prompt attention and participation.

Very truly yours,

______________
Joseph A. Varnas
President

UBS ENHANCED S&P 500 FUND
(a series of UBS Mutual Funds Securities Trust)

51 West 52nd Street
New York, NY 10019-6114

NOTICE OF SPECIAL MEETING OF SHAREHOLDERS

To be held on [October __, 2003]

To the Shareholders:

NOTICE IS HEREBY GIVEN that a Special Meeting of Shareholders (the "Meeting") of UBS Enhanced S&P 500 Fund (the "Enhanced S&P"), a series of UBS Mutual Funds Securities Trust, has been called by the Board of Trustees of the UBS Mutual Funds Securities Trust and will be held at 51 West 52nd Street, 16th Floor, New York, New York 10019-6114, on [October __, 2003] at [insert time] Eastern time. The Meeting is being called for the following purposes:

1.

To vote on an Agreement and Plan of Reorganization between the UBS Mutual Funds Securities Trust, on behalf of the Enhanced S&P, and the UBS Index Trust, on behalf of the UBS S&P 500 Index Fund (the "S&P 500 Index Fund"), that provides for: (i) the acquisition of substantially all of the assets, subject to the liabilities, of the Enhanced S&P in exchange for shares of the S&P 500 Index Fund; (ii) the pro rata distribution of shares of the S&P 500 Index Fund to the shareholders of the Enhanced S&P; and (iii) the liquidation and dissolution of the Enhanced S&P.

2.	To transact such other business as may properly come before the Meeting or any adjournment thereof.

The transaction contemplated by the Agreement and Plan of Reorganization is described in the attached Prospectus/Proxy Statement. A copy of the form of the Agreement and Plan of Reorganization is attached as Exhibit A to the Prospectus/Proxy Statement.

Shareholders of record of the Enhanced S&P as of the close of business on [insert record date] are entitled to notice of, and to vote at, the Meeting or any adjournment thereof. Whether or not you plan to attend the Meeting, please vote your shares by returning the proxy card by mail in the enclosed postage-paid envelope or by voting by telephone or via the Internet. Your vote is important.

By Order of the Board of Trustees,

________________________
Amy R. Doberman
Secretary

September __, 2003

To secure the largest possible representation and to save the expense of further mailings, please mark your proxy card, sign it, and return it in the enclosed envelope, which requires no postage if mailed in the United States. If you prefer, you may instead vote by telephone or via the Internet. You may revoke your proxy at any time at or before the Meeting or vote in person if you attend the Meeting.

PROSPECTUS/PROXY STATEMENT

September 10, 2003

Acquisition of the Assets of
UBS ENHANCED S&P 500 FUND
(a series of UBS Mutual Funds Securities Trust)

By and in exchange for shares of
UBS S&P 500 INDEX FUND
(a series of UBS Index Trust)

50 West 52nd Street
New York, New York 10019-6114
212-882 5000

This Prospectus/Proxy Statement is being furnished to you in connection with a Special Meeting of Shareholders (the "Meeting") of UBS Enhanced S&P 500 Fund (the "Enhanced S&P"), a series of UBS Mutual Funds Securities Trust, to vote on an Agreement and Plan of Reorganization (the "Agreement and Plan").

The Meeting will be held at 51 West 52nd Street, 16th Floor, New York, New York 10019-6114, on [insert date] at [insert time] Eastern time. The Board of Trustees of the UBS Mutual Funds Securities Trust, on behalf of the Enhanced S&P, is soliciting these proxies. This Prospectus/Proxy Statement will first be sent to shareholders on or about September 10, 2003.

If shareholders of the Enhanced S&P vote to approve the Agreement and Plan, substantially all of the assets, subject to the liabilities, of the Enhanced S&P will be acquired by the UBS S&P 500 Index Fund (the "S&P 500 Index Fund"), a series of the UBS Index Trust, in exchange for shares of the S&P 500 Index Fund. Shareholders of each class of the Enhanced S&P (Class A, Class B, Class C and Class Y) will receive shares of the comparable class of the S&P 500 Index Fund (Class A, newly-created Class B, newly-created Class C-2 or Class Y) equal in value to their investment in the Enhanced S&P. The Enhanced S&P will then be liquidated.

The S&P 500 Index Fund's investment objective is to replicate the total return of the Standard & Poor's 500 Composite Stock Index ("S&P 500 Index"), before fees and expenses. The Enhanced S&P's investment objective is to seek a higher total return over the long term than the S&P 500 Index.

This Prospectus/Proxy Statement provides information about the S&P 500 Index Fund that you should know before investing. You should retain it for future reference. A Statement of Additional Information, dated [September 10], 2003 relating to this Prospectus/Proxy Statement contains more information about the S&P 500 Index Fund, the Enhanced S&P, and the proposed reorganization. The Statement of Additional Information has been filed with the Securities and Exchange Commission ("SEC") and is incorporated herein by reference. You can request a free copy of the Statement of Additional Information by calling 1-800-647 1568, or by writing to the S&P 500 Index Fund at 51 West 52nd Street, New York, New York 10019-6114, Attn. Secretary.

The following documents, which are intended to provide you with information about the S&P 500 Index Fund, accompany this Prospectus/Proxy Statement:

o	Prospectus of the S&P 500 Index Fund, dated September 1, 2003 (the "S&P 500 Index Fund Prospectus")
o	Annual Report to Shareholders of the S&P 500 Index Fund for the fiscal year ended May 31, 2003 (the "S&P 500 Index Fund Annual Report")

The S&P 500 Index Fund Prospectus and S&P 500 Index Fund Annual Report are incorporated herein by reference, which means they are legally considered part of this Prospectus/Proxy Statement.

Documents providing information about the Enhanced S&P have been filed with the SEC and are listed below. You can request a free copy of any of the following documents by calling 1-800-647 1568, or by writing to the Enhanced S&P at 51 West 52nd Street, New York, New York 10019-6114, Attn. Secretary:

o	Prospectus of the Enhanced S&P, dated January 28, 2003, as supplemented through the date hereof (the "Enhanced S&P Prospectus");
o	Statement of Additional Information of the Enhanced S&P, dated January 28, 2003, as supplemented through the date hereof (the "Enhanced S&P SAI");
o	Annual Report to Shareholders of the Enhanced S&P for the fiscal year ended September 30, 2002 (the "Enhanced S&P Annual Report"); and
o	Semiannual Report to Shareholders of the Enhanced S&P for the six months ended March 31, 2003 (the "Enhanced S&P Semiannual Report").

Each of the documents listed above is incorporated by reference into this Prospectus/Proxy Statement.

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved either fund's shares or determined whether this prospectus is complete or accurate. To state otherwise is a crime.

Not FDIC Insured. May lose value. No bank guarantee.

Prospectus/Proxy Statement

Table of Contents

SUMMARY

What is the purpose of the proposal?
Why is the Merger being proposed?
What would happen if the Merger is not approved?
How will the shareholder voting be handled?
What are the general tax consequences of the Merger?

COMPARISONS OF SOME IMPORTANT FEATURES OF THE FUNDS

How do the investment objectives and policies of the Enhanced S&P and the S&P 500 Index Fund (each, a "Fund" and, together, the "Funds") compare?
How do the principal risks of investing in the Enhanced S&P compare to the principal risks of investing in the S&P 500 Index Fund?
Who manages the Funds?
What are the fees and expenses of each Fund and what might they beafter the Merger?
Where can I find more financial information about the Funds?
What are other key features of the Funds?

REASONS FOR THE MERGER

INFORMATION ABOUT THE MERGER

How will the Merger be carried out?
Who will pay the expenses of the Merger?
What are the tax consequences of the Merger?
What should I know about the S&P 500 Index Fund Shares?
How do shareholder rights and obligations of the Funds compare?
What are the assets of the Funds and what might the capitalization be after the Merger?

COMPARISONS OF INVESTMENT OBJECTIVES AND POLICIES

Are there any significant differences between the investment objectives and policies of the Funds?
What are the risk factors associated with investments in the Funds?
How do the investment limitations of the Funds differ?

COMPARISON OF FUND PERFORMANCE

VOTING INFORMATION

How many votes are necessary to approve the Agreement and Plan?
How do I ensure my vote is accurately recorded?
Can I revoke my proxy?
What other matters will be voted upon at the Meeting?
Future Shareholder Proposals
Who is entitled to vote?
What other solicitations will be made?

INFORMATION ABOUT THE S&P 500 INDEX FUND

INFORMATION ABOUT THE ENHANCED S&P

INFORMATION ABOUT EACH FUND

PRINCIPAL HOLDERS OF SHARES

EXHIBIT A -- AGREEMENT AND PLAN OF REORGANIZATION

SUMMARY

This is only a summary of certain information contained in this Prospectus/Proxy Statement. You should read the more complete information in the rest of this Prospectus/Proxy Statement, including the Agreement and Plan (attached as Exhibit A), the S&P 500 Index Fund Prospectus (included as Exhibit B) and the S&P 500 Index Fund Annual Report (included as Exhibit C) for more complete information.

What is the purpose of the proposal?

The Board of Trustees of the UBS Mutual Funds Securities Trust has approved the Agreement and Plan for the Enhanced S&P and recommends that shareholders of the Enhanced S&P vote to approve the Agreement and Plan. If shareholders of the Enhanced S&P approve the Agreement and Plan, substantially all of the Enhanced S&P's assets (subject to its liabilities) will be transferred to the S&P 500 Index Fund, in exchange for an equal value of shares of the S&P 500 Index Fund. These shares of the S&P 500 Index Fund will then be distributed to the Enhanced S&P's shareholders. As illustrated in the following chart, shareholders of each class of the Enhanced S&P will receive shares of the comparable class of the S&P 500 Index Fund equal in value to their investment in the Enhanced S&P:

Shareholders who own:	Will receive:
Class A shares of the Enhanced S&P	Class A shares of the S&P 500 Index Fund
Class B shares of the Enhanced S&P	Class B shares of the S&P 500 Index Fund
Class C shares of the Enhanced S&P	Class C-2 shares of the S&P 500 Index Fund
Class Y shares of the Enhanced S&P	Class Y shares of the S&P 500 Index Fund

The Enhanced S&P will then be liquidated. As a result of the proposed transaction, which is referred to in this Prospectus/Proxy Statement as the "Merger," you would cease to be a shareholder of the Enhanced S&P, and you would become a shareholder of the S&P 500 Index Fund. This exchange, which is intended to be a tax-free reorganization for federal income tax purposes, will occur on a date agreed upon between the UBS Mutual Funds Securities Trust and the UBS Index Trust.

The S&P 500 Index Fund is a series of the UBS Index Trust, an investment company that is advised by UBS Global Asset Management (US) Inc ("UBS Global AM"), an indirect, wholly owned subsidiary of UBS AG ("UBS"). UBS Global AM also serves as the investment adviser to the Enhanced S&P, and DSI International Management, Inc. ("DSI") serves as the Enhanced S&P's subadviser. DSI is an affiliate of UBS Global AM. The S&P 500 Index Fund has an investment objective and investment polices that are similar, but not identical, to those of the Enhanced S&P. Both Funds share the same Board of Trustees ("Trustees" or "Board").

Why is the Merger being proposed?

UBS Global AM has reviewed its mutual fund business and determined that the Enhanced S&P, which is managed based on the enhanced indexing strategy of its subadviser, DSI, is unlikely to attract a significant amount of additional assets because the Fund competes for assets with the S&P 500 Index Fund, which has a lower management fee.  In addition, UBS Global AM believes that there is greater investor demand for the S&P 500 Index Fund, which pursues a similar, although not identical, investment objective to Enhanced S&P.  In addition, the UBS Global AM division has decided to organize into three distinct global investment platforms:  Core Asset Management, Alternative and Quantitative Investments "AQI"), and Real Estate.  In connection with this reorganization, DSI will be integrated into the AQI platform, which will enable DSI to manage alternative investment products, such as hedge funds.  Due to certain compliance implications, including possible conflicts of interest that may arise if DSI were to manage both hedge funds and mutual funds, DSI has decided to cease managing mutual funds.

In light of these facts, the Enhanced S&P's management determined that the Merger would be in the best interests of the Enhanced S&P's shareholders. Consequently, the Enhanced S&P's management submitted the Merger for the approval of the Board of Trustees of the Enhanced S&P. In evaluating the Merger, the Board considered, as more fully described below under "Reasons for the Merger," the following factors, among others:

o	The Enhanced S&P and the S&P 500 Index Fund have similar, but not identical, investment objectives, and both Funds invest primarily in securities of issuers included in the S&P 500 Index.
o

The expense ratio of each of Class A, Class B, Class C-2  and Class Y shares of the S&P 500 Index Fund, taking into account the contractual fee waivers, is expected to be equal to or lower than that of Class A, Class B, Class C and Class Y shares of the Enhanced S&P.

o	The combined Fund will have a larger asset base and may benefit from economies of scale and any corresponding reduction in expenses that result from such larger asset base.
o

The Merger is intended to be a tax-free reorganization for federal income tax purposes and, thus, Enhanced S&P shareholders will not be required to pay any federal income tax solely as a result of the exchange of their shares of the Enhanced S&P for shares of the S&P 500 Index Fund.

o	UBS Global AM will bear all of the expenses of the Merger.
o	Enhanced S&P shareholders will not pay a front-end sales charge to become shareholders of the S&P 500 Index Fund in connection with the Merger.
o	Shareholders of the Enhanced S&P will not experience any dilution in the value of their investments as a result of the Merger.

After consideration of these factors, the Board of Trustees of the Enhanced S&P concluded that the Merger is in the best interests of the shareholders of the Enhanced S&P.

What would happen if the Merger is not approved?

If the shareholders of the Enhanced S&P do not approve the Agreement and Plan, the Merger will not take place, and the Board may consider other possible courses of action, including liquidation and dissolution of the Enhanced S&P.

THE BOARD OF TRUSTEES RECOMMENDS
THAT YOU VOTE TO APPROVE THE AGREEMENT AND PLAN

How will the shareholder voting be handled?

Shareholders of the Enhanced S&P who own shares at the close of business on [insert record date] (the "Record Date") will be entitled to vote at the Meeting. Shareholders will be entitled to one vote for each full share and a fractional vote for each fractional share that they hold. To approve the Merger, a majority (as defined under the Investment Company Act of 1940, as amended (the "1940 Act")) of the outstanding voting shares of the Enhanced S&P must be voted in favor of the Agreement and Plan.

Please vote by proxy as soon as you receive this Prospectus/Proxy Statement. You may cast your vote by completing and signing the enclosed proxy card or by telephone or via the Internet. If you return your signed proxy card or vote by telephone or via the Internet, your votes will be officially cast at the Meeting by the persons appointed as proxies. You can revoke your proxy or change your voting instructions at any time until the vote is taken at the Meeting. For more details about shareholder voting, see the "Voting Information" section of this Prospectus/Proxy Statement.

What are the general tax consequences of the Merger?

It is expected that shareholders of the Enhanced S&P will not recognize any gain or loss for federal income tax purposes as a result of the exchange of their shares for shares of the S&P 500 Index Fund. You should, however, consult your tax adviser regarding the effect of the Merger, if any, in light of your individual circumstances. You should also consult your tax adviser about state and local tax consequences of the Merger, if any, because the information about tax consequences in this Prospectus/Proxy Statement relates to the federal income tax consequences only. For further information about the tax consequences of the Merger, see "Information About the Merger- What are the tax consequences of the Merger?"

COMPARISONS OF SOME IMPORTANT FEATURES OF THE FUNDS

How do the investment objectives and policies of the Enhanced S&P and the S&P 500 Index Fund (each, a "Fund" and, together, the "Funds") compare?

The Enhanced S&P and S&P 500 Index Fund each operate as a diversified Fund under the 1940 Act. The Enhanced S&P and the S&P 500 Index Fund have similar, but not identical, investment objectives. The investment objectives of the Funds differ to the extent that the S&P 500 Index Fund's investment objective is to replicate the total return of the S&P 500 Index, before fees and expenses, while the Enhanced S&P's investment objective is to seek a higher total return over the long term than the S&P 500 Index. Each Fund's investment objective cannot be changed without shareholder approval.

Each Fund seeks to achieve its objective by investing its assets in equity securities issued by companies that are included in the S&P 500 Index. Under normal circumstances, each Fund invests at least 80% of its net assets (plus borrowings for investment purposes, if any) in equity securities.

There are, however, significant differences in the strategy by which the investment adviser to each Fund seeks to achieve the Fund's investment objective. The Enhanced S&P is actively managed, while the S&P 500 Index Fund is passively managed. The Enhanced S&P generally invests in fewer of the S&P 500 Index stocks than does the S&P 500 Index Fund, overweighting stocks that are ranked positively by DSI's S&P Strategy model, and underweighting stocks that are ranked negatively under that model.

For further information about the investment objectives and policies of the Funds, see "Comparison of Investment Objectives and Policies."

How do the principal risks of investing in the Enhanced S&P compare to the principal risks of investing in the S&P 500 Index Fund?

As with most investments, an investment in the Enhanced S&P or the S&P 500 Index Fund involves risks. There can be no guarantee against losses resulting from an investment in either Fund, nor can there be any assurance that a Fund will achieve its investment objective. The risks associated with an investment in each Fund are substantially similar and include those risks associated with fluctuations in the securities markets, foreign investing and engaging in derivative transactions. However, the risks of investing in each Fund also differ. An investment in the Enhanced S&P is subject to the risks associated with DSI's strategy of overweighting some stocks and underweighting others. If stock prices do not behave in the manner anticipated by DSI's strategy, the Enhanced S&P could lose more money on overweighted stocks or forgo gains on underweighted stocks, resulting in lower performance than if the Fund were to simply invest to track the S&P 500 Index. An investment in the S&P 500 Fund, on the other hand, is subject to index tracking risk, i.e., the risk that while the Fund attempts to replicate the investment results of the S&P 500 Index, the Fund's investment results will not be identical to those of the S&P 500 Index because of the fees and expenses borne by the Fund and investor purchases and sales of shares, which can occur daily.

For further information about the risks of investing in the Funds, see "Comparison of Investment Objectives and Policies."

Who manages the Funds?

The management of the business and affairs of both the S&P 500 Index Fund and the Enhanced S&P is the responsibility of the Board of each Fund. The Board, in turn, elects officers, who are responsible for the day-to-day operations of each Fund.

UBS Global AM is the investment adviser and administrator to each fund. UBS Global AM, a Delaware corporation located at 51 West 52nd Street, New York, NY 10019-6114, is an investment adviser registered with the SEC. As of March 31, 2003 UBS Global AM had approximately $72 billion in assets under management. UBS Global AM is an indirect, wholly owned subsidiary of UBS and a member of the UBS Global Asset Management Division, which had approximately $380.3 billion in assets under management as of  March 31, 2003. UBS is an internationally diversified organization headquartered in Zurich, Switzerland, with operations in many areas of the financial services industry.

Pursuant to an investment advisory and administration agreement relating to the S&P 500 Index Fund, UBS Global AM is entitled to receive from that Fund a fee equal, on an annual basis, to 0.20% of the average daily net assets of the Fund. UBS Global AM has contractually agreed to reimburse the Fund so that its total operating expenses do not exceed 0.67%, 1.10%, 1.42%, 1.10% and 0.42% of the average daily net assets of each of its Class A, Class B, Class C, Class C-2 and Class Y shares, respectively, through the period ending [September 30, 2004]. Similarly, pursuant to an investment advisory and administration agreement with the Enhanced S&P, UBS Global AM is entitled to receive a fee at the annual rate of 0.40% of the Enhanced S&P's average daily net assets. UBS Global AM has contractually agreed to reimburse the Enhanced S&P so that its total operating expenses will not exceed 0.98%, 1.38%, 1.38%, and 0.72% of the average daily net assets of each of its Class A, Class B, Class C, and Class Y shares, respectively, through January 31, 2004.

After [September 30, 2004] (in the case of the S&P 500 Index Fund) and January 31, 2004 (in the case of the Enhanced S&P), the expense reimbursement agreements will be reviewed annually, at which time the Board of each Fund will discuss with UBS Global AM the continuation of the expense limit. The expense reimbursement agreements each provide that a Fund will reimburse UBS Global AM for fees it waived and/or expenses it reimbursed for that Fund for a period of three years following such fee waivers and expense reimbursements, as long as the Fund's reimbursement of UBS Global AM will not cause the Fund's total operating expense ratio to exceed any contractual expense limit in effect for that Fund.

If the Merger is approved, the team that currently manages the S&P 500 Index Fund will continue to manage the combined fund. DSI, the Enhanced S&P's current subadviser, will have no role in managing the combined fund.

What are the fees and expenses of each Fund and what might they be after the Merger?

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Funds. The operating expenses shown for the Enhanced S&P are based on expenses incurred during the Enhanced S&P's fiscal year ending September 30, 2002. The operating expenses shown for the S&P 500 Index Fund's Class A, Class C and Class Y shares, before and after the Merger, are based on expenses incurred during the fund's fiscal year ending May 31, 2003. The S&P 500 Index Fund's Class B and Class C-2 shares are new classes of shares that will commence operations upon the consummation of the Merger, and the operating expenses shown for these classes of shares are estimated expenses. The pro forma operating expenses for the  "Combined S&P 500 Index Fund after Merger" show the estimated Expenses of the S&P 500 Index Fund after giving effect to the Merger.

FEES AND EXPENSES FOR THE ENHANCED S&P
AND THE S&P 500 INDEX FUND

Shareholder Fees
(fees paid directly from your investment)

Fund Names and Classes of Shares	Maximum Sales Charge (Load) (as a % of offering price)	Maximum Front-End Sales Charge (Load) on Purchases (as a % of offering price)	Maximum Contingent Deferred Sales Charge (Load) (as a % of offering price)	Exchange Fee
Enhanced S&P
Class A	3%	3%	None	None
Class B*	3%	None	3%	None
Class C**	1.65%	1%	0.65%	None
Class Y	None	None	None	None
S&P 500 Index Fund
Class A	2.5%	2.5%	None	None
Class C	2%	1%	1%	None
Class Y	None	None	None	None
Pro Forma Combined S&P 500 Index Fund After Merger
Class A	2.5%	2.5%	None	None
Class B*	3%	None	3%	None
Class C	2%	1%	1%	None
Class C-2**	1.65%	1%	0.65%	None
Class Y	None	None	None	None

Fund Operating Expenses
(expenses that are deducted from Fund assets)
Fund Names and Classes of Shares	Management Fees	Distribution and Service (12b-1) Fees	Other Expenses	Total Annual Fund Operating Expenses	Management Fee Waivers and Expense Reimbursements***	Net Expenses
Enhanced S&P
Class A	0.40%	0.25%	0.49%	1.14%	0.16%	0.98%
Class B*	0.40%	0.65%	0.44%	1.49%	0.11%	1.38%
Class C**	0.40%	0.65%	0.43%	1.48%	0.10%	1.38%
Class Y	0.40%	None	0.32%	0.72%	--	0.72%
S&P 500 Index Fund
Class A	0.20%	0.25%	0.39%	0.84%	0.17%	0.67%
Class C	0.20%	1.00%	0.43%	1.63%	0.21%	1.42%
Class Y	0.20%	None	0.38%	0.58%	0.16%	0.42%
Pro Forma Combined S&P 500 Index Fund After Merger
Class A	0.20%	0.25%	0.35%	0.80%	0.10%	0.70%
Class B*	0.20%	0.65%	0.43%	1.28%	0.18%	1.10%
Class C	0.20%	1.00%	0.37%	1.57%	0.12%	1.45%
Class C-2**	0.20%	0.65%	0.44%	1.29%	0.19%	1.10%
Class Y	0.20%	None	0.30%	0.50%	0.05%	0.45%
*	If the Merger is approved, holders of the Enhanced S&P's Class B shares will receive the S&P 500 Index Fund's newly created Class B shares.
**

If the Merger  is approved, holders of the Enhanced S&P's Class C shares will receive the S&P 500 Index Fund's newly created Class C-2 shares. Class C-2 shares of the S&P 500 Index Fund will be offered for sale only to existing shareholders of the class.  Shareholders may not exchange any class of shares of another UBS Fund for Class C-2 shares of the S&P 500 Index Fund. The S&P 500 Index Fund's existing Class C shares will continue to be offered for sale to the public.

***

Each Fund has entered into a written expense reimbursement agreement with UBS Global AM. UBS Global AM is contractually obligated to reimburse each Fund to the extent that the Fund's expenses through January 31, 2004 (in the case of the Enhanced S&P) and through [September 30, 2004] (in the case of the S&P 500 Index Fund) otherwise would exceed the "Net Expenses" rate for each class of each Fund as shown above. The Fund has agreed to repay UBS Global AM for those reimbursed expenses to the extent that it can do so over the following three years without causing the Fund's expenses in any of those three years to exceed those "Net Expenses" rates.

Example:

The following example is intended to help you compare the cost of investing in the Enhanced S&P with the cost of investing in the S&P 500 Index Fund. The example assumes that you invest $10,000 in each Fund for the time periods indicated and then sell all of your shares at the end of those periods, unless otherwise stated. The example also assumes that your investment has a 5% return each year and that each Fund's operating expenses remain at their current levels, except for the one-year period when each Fund's expenses are lower due to its reimbursement agreement with UBS Global AM. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Enhanced S&P
Class A	$397	$636	$894	$1,631
Class B (assuming sale of all shares at end of period)*	441	660	903	1,589
Class B (assuming no sale of shares)*	141	460	803	1,589
Class C (assuming sale of all shares at end of period)	304	554	890	1,842
Class C (assuming no sale of shares)	239	554	890	1,842
Class Y	74	230	401	894
S&P 500 Index Fund
Class A	$317	$495	$688	$1,246
Class C (assuming sale of all shares at end of period)	343	589	958	1,996
Class C (assuming no sale of shares)	243	589	958	1,996
Class Y	43	170	308	710
Pro Forma Combined S&P 500 Index Fund (After Merger)+
Class A	$320	$489	$673	$1,206
Class B (assuming sale of all shares at end of period)*	412	588	785	1,276
Class B (assuming no sale of shares)*	112	388	685	1,276
Class C (assuming sale of all shares at end of period)	346	579	935	1,939
Class C (assuming no sale of shares)	246	579	935	1,939
Class C-2 (assuming sale of all shares at end of period)	276	486	782	1,624
Class C-2 (assuming no sale of shares)	211	486	782	1,624
Class Y	46	155	275	623

__________________
*    This example assumes the conversion of Class B shares into Class A shares as described below in "What are other key features of the Funds?--Purchase, Exchange and Redemption Procedures."
+     Costs for the Combined S&P 500 Fund are estimated.

Where can I find more financial information about the Funds?

The S&P 500 Index Fund Annual Report, which accompanies this Prospectus/Proxy Statement as Exhibit C, includes a discussion of the S&P 500 Index Fund's performance during the past fiscal year and shows per share information for the S&P 500 Index Fund for the last five fiscal years. The Enhanced S&P Prospectus and the Enhanced S&P Annual Report contain further financial information about the Enhanced S&P. These documents are available upon request (see "Information About the Enhanced S&P").  For a comparison of the Funds' performance, see "Comparison of Fund Performance."

What are other key features of the Funds?

Administrative, Transfer Agency, Accounting and Custody Services. UBS Global AM serves as the administrator to both the S&P 500 Index Fund and the Enhanced S&P. As administrator, UBS Global AM is responsible for administering the affairs of each Fund, including supervising and managing all aspects of each Fund's operations (other than investment advisory activities). As described above, under an investment advisory and administration contract with each Fund, UBS Global AM receives a fee, computed daily and paid monthly, at an annual rate of 0.20% of the average daily net assets of the S&P 500 Index Fund, and 0.40% of the average daily net assets of the Enhanced S&P.

State Street Bank and Trust Company, located at 1776 Heritage Drive, North Quincy, Massachusetts 02171, serves as custodian, accounting agent and recordkeeping agent for each fund. PFPC Inc., a subsidiary of PNC Bank, N.A., serves as each Fund's transfer and dividend disbursing agent. It is located at 400 Bellevue Parkway, Wilmington, DE 19809.

Distribution Services and Rule 12b-1 Plans. UBS Global AM acts as the principal underwriter of each class of shares of the S&P 500 Index Fund and the Enhanced S&P pursuant to a principal underwriting contract with each Fund ("Principal Underwriting Contract") which requires UBS Global AM to use its best efforts, consistent with its other businesses, to sell shares of the Funds. Shares of each Fund are offered continuously. UBS Global AM has entered into dealer agreements with other broker-dealers (affiliated and non-affiliated) and with other financial institutions to authorize them to sell shares of the Funds.

Under separate plans ("Plans") pertaining to the S&P 500 Index Fund's Class A, Class B, Class C and Class C-2 shares, adopted by the Fund in the manner prescribed by Rule 12b-1 under the Investment Company Act ("Index Class A Plan", "Index Class  B Plan, " "Index Class C Plan, and "Index Class C-2 Plan"), the S&P 500 Index Fund pays UBS Global AM a service fee, accrued daily and payable monthly, at the annual rate of 0.25% of the average daily net assets of the applicable class of shares of the Fund. Under the Index Class B, Index Class C, and Index Class C-2 Plans, the Fund also pays UBS Global AM a distribution fee, accrued daily and payable monthly, at the annual rate of 0.75% (with respect to the Class  C shares) and 0.40% (with respect to Class B and Class C-2 shares) of the average daily net assets of the applicable class of shares. The S&P 500 Index Fund pays no distribution fees with respect to its Class A shares.

Under separate Plans pertaining to the Enhanced S&P's Class A, Class B and Class C shares, adopted in the manner prescribed by Rule 12b-1 under the Investment Company Act ("Enhanced Class A Plan," "Enhanced Class B Plan" and "Enhanced Class C Plan"), the Fund pays UBS Global AM a service fee, accrued daily and payable monthly, at the annual rate of 0.25% of the average daily net assets of the applicable class of shares. Under the Enhanced Class B Plan and the Enhanced Class C Plan, Enhanced S&P also pays UBS Global AM a distribution fee, accrued daily and payable monthly, at the annual rate of 0.40% of the average daily net assets of the Class B shares and Class C shares, respectively.

Please note that the Index Class B Plan and Index Class C-2 Plan will have the same terms and expenses as the current Enhanced Class B Plan and Enhanced Class C Plan, respectively.

There is no distribution plan with respect to the Funds' Class Y shares, and the Funds pay no service or distribution fees with respect to their Class Y shares.

UBS Global AM uses the service fees under the Plans primarily to pay dealers for shareholder servicing, currently at the annual rate of 0.25% of the aggregate investment amounts maintained in each Fund by each dealer. Each dealer then compensates its investment professionals for shareholder servicing that they perform and offsets its own expenses in servicing and maintaining shareholder accounts, including related overhead expenses.

UBS Global AM uses the distribution fees under a Plan to offset the commissions it pays to each dealer for selling the class of shares of a Fund to which the Plan relates and to offset its marketing costs, attributable to such class, such as preparation, printing and distribution of sales literature, advertising and prospectuses, and other shareholder materials to prospective investors. UBS Global AM also may use distribution fees to pay additional compensation to dealers and to offset other costs allocated to UBS Global AM's distribution activities.

UBS Global AM compensates investment professionals when Class B, Class C, and Class C-2 (with respect to the S&P 500 Index Fund) shares are bought by investors, as well as on an ongoing basis.

UBS Global AM receives the proceeds of the initial sales charge paid when Class A, Class C and Class C-2 (with respect to the S&P 500 Index Fund) shares are bought and of the deferred sales charge, if any, paid upon sales of Class A, Class B, Class C, and Class C-2 (with respect to the S&P 500 Index Fund) shares. These proceeds also may be used to cover distribution expenses.

The Plans and the Principal Underwriting Contracts specify that each Fund must pay service and/or distribution fees as compensation to UBS Global AM for its service- and distribution-related activities, not as reimbursement for specific expenses incurred. Therefore, even if UBS Global AM's expenses exceed the service or distribution fees it receives, the Fund will not be obligated to pay more than those fees. On the other hand, if UBS Global AM's expenses are less than such fees, it will retain its full fees and realize a profit. Expenses in excess of service and distribution fees received or accrued through the termination date of a Plan will be UBS Global AM's sole responsibility and not that of the Funds.

Purchase, Exchange and Redemption Procedures. Procedures for the purchase, exchange and redemption of Class A, Class B, and Class Y shares of the Enhanced S&P are identical to those of Class A, Class B and Class Y shares, respectively, of the S&P 500 Index Fund. Procedures for the exchange and redemption of Class C shares of the Enhanced S&P are identical to those of Class C-2 of the S&P 500 Index Fund except as noted below. You may refer to the Enhanced S&P Prospectus and the S&P 500 Index Fund Prospectus, which accompanies this Prospectus/Proxy Statement, for the purchase, exchange, and redemption procedures applicable to the purchases, exchanges and redemptions of shares of the Enhanced S&P and S&P 500 Index Fund. Set forth below is a brief description of the basic purchase, exchange, and redemption procedures applicable to the shares of each Fund. The shareholders of the Enhanced S&P will not be subject to any front-end sales charges described below in connection with the Merger.

The Class C-2 shares of the S&P 500 Index Fund created to facilitate the Merger will not be offered for sale to the public, except that existing shareholders of Class C-2 may purchase additional shares of Class C-2. Consequently, shareholders may exchange their Class C-2 shares for Class C share of other UBS funds, but Class C shareholders of other UBS funds may not exchange their Class C shares for Class C-2 shares of the S&P 500 Index Fund.  Class C shares of the S&P 500 Index Fund, however, will continue to be offered for sale to the public.

Shares of each Fund may be purchased through an investment professional at a broker-dealer or other financial institution with which UBS Global AM has a dealer agreement, or through the fund's transfer agent.

Class Y. Only specific types of investors are eligible to purchase Class Y shares of the Funds. The eligibility requirements for purchasing Class Y shares of each of the Funds are identical.

You may refer to the S&P 500 Index Fund Prospectus, which accompanies this Prospectus/Proxy Statement, and the Enhanced S&P Prospectus for more information concerning the eligibility requirements for purchasing Class Y shares of the Funds.

Class A. Purchases of Class A shares of the Enhanced S&P are subject to a maximum front-end sales charge of 3.0% of the offering price, with reduced sales charges for purchases of $50,000 or more. No front-end sales charges are imposed on purchases of $1,000,000 or more. Purchases of Class A shares of the S&P 500 Index Fund are subject to a maximum front-end sales charge of 2.50%, with reduced sales charges for purchases of $100,000 or more. A contingent deferred sales charge ("CDSC") of 0.50% of the shares' offering price or the net asset value at the time of sale by the shareholder, whichever is less, is charged on sales of each Fund's Class A shares made within one year of the purchase date.

Class B. Purchases of Class B shares of the S&P Index Fund and the Enhanced S&P are subject to a CDSC when shares are sold before the end of a specified period. Sales of Class B shares of the Funds are subject to a CDSC as shown in the table below:

If shares are sold within:	Percentage (based on amount of investment) by which the shares' net asset value is multiplied:
	Less than $100,000	$100,000 to $249,999	$250,000 to $499,999	$500,000 to $999,999
1st year since purchase	3%	2%	2%	1%
2nd year since purchase	3%	2%	1%	1%
3rd year since purchase	2%	1%	1%	None
4th year since purchase	2%	1%	None	None
5th year since purchase	1%	None	None	None
6th year since purchase	1%	None	None	None
7th year since purchase	None	None	None	None

The CDSC for the Class B shares of the Funds is calculated by multiplying the lesser of the net asset value of the shares at the time of purchase or the net asset value at the time of sale by the applicable percentage shown in the table above. Class B shares of each Fund will automatically convert to that Fund's Class A shares, which have lower ongoing expenses, after the end of the sixth year for purchases of less than $100,000, after the end of the fourth year for purchases of at least $100,000 but less than $250,000, after the end of the third year for purchases of at least $250,000 but less than $500,000, and after the end of the second year for purchases of at least $500,000 but less than $1 million.

Class C and Class C-2. The Class C and Class C-2 shares of the S&P 500 Index Fund and the Class C shares of the Enhanced S&P are subject to a front-end sales charge of 1.00% of the offering price, and, if sold within one year of purchase, a CDSC of 1.00% (Class C shares of the S&P 500 Index Fund) and 0.65% (Class C shares of the Enhanced S&P and Class C-2 shares of the S&P 500 Index Fund) which is calculated as the lesser of the shares' net asset value at the time of purchase or net asset value at time of redemption.

Each Fund may reduce or waive its sales charges for certain investors and transactions in the Fund's shares. For a complete description of each Fund's sales charges and the exemptions from such charges, please refer to the S&P 500 Index Fund Prospectus, which accompanies this Prospectus/Proxy Statement, and the Statement of Additional Information relating to this Prospectus/Proxy Statement, as well as the Enhanced S&P Prospectus and Enhanced S&P Statement of Additional Information.  Class Y shares of each fund are not subject to a front-end sales charge or CDSC.

Valuation. The purchase price of shares of both the S&P 500 Index Fund and Enhanced S&P is based on net asset value ("NAV") per share. Each Fund calculates net asset value on days that the New York Stock Exchange is open. Each Fund calculates net asset value separately for each class as of the close of regular trading on the NYSE (generally, 4:00 p.m. Eastern time). The NYSE normally is not open, and the Funds do not price their shares, on most national holidays and on Good Friday. If trading on the NYSE is halted for the day before 4:00 p.m., Eastern time, each Fund's NAV per share will be calculated as of the time trading was halted.

The price for buying, selling or exchanging shares will be based on the NAV (adjusted for any applicable sales charge) that is next calculated after the Fund accepts the order. Each Fund reserves the right to reject any purchase request.

Exchanges. Except as provided below, shares of each class of each Fund may be exchanged for shares of the same class of most other UBS funds, UBS PACE Select Funds, and other funds for which UBS Global AM or any of its affiliates serve as principal underwriter ("Family Funds"). Exchanges in shares of both Funds are subject to the initial minimum investment requirements to the same extent as purchases of the shares. Exchanges are not subject to any front-end or deferred sales charges at the time of the exchange. However, a deferred sales charge may apply if the shares acquired in the exchange are later sold. Each Fund will use the date of the original share purchase to determine whether a deferred sales charge applies. Exchanges are treated as a redemption and new purchase for federal income tax purposes, and accordingly, may have tax consequences for shareholders. Class B and Class C-2 shares of the S&P 500 Index Fund may be exchanged into Class B and Class C shares, respectively, of the Family Funds, subject to these same conditions. As noted above, Class C shares of the Family Funds may not be exchanged for Class C-2 shares of the S&P 500 Index Fund. Class Y shares of each Fund may not be exchanged.

Shares of each class of each Fund may be redeemed at any time at the NAV (minus any applicable sales charge) next calculated after the Fund receives the redemption order in good form. Shareholders of each Fund can redeem their shares by contacting the Funds' transfer agent or, if shares are held through a financial institution, by contacting their investment professional.

Dividends, Distributions and Taxes. Each Fund normally declares and pays income dividends and distributes any realized gains annually. Both the S&P 500 Index Fund and the Enhanced S&P automatically reinvest distributions in additional shares of the same class of that Fund, unless the Fund is notified that the shareholder elects to receive such distributions in cash.

Distributions from both the S&P 500 Index Fund and the Enhanced S&P, whether received in cash or in additional shares, are generally subject to income tax [unless shares are held in a tax-exempt or tax-deferred account].  In general, distributions from either Fund are taxable to the shareholder as either ordinary income or capital gains. Both the S&P 500 Index Fund and Enhanced S&P notify their shareholders annually of the source and tax status of all Fund distributions for federal income tax purposes. For more information about the tax implications of investments in the S&P 500 Index Fund and the Enhanced S&P, see the S&P 500 Index Fund Prospectus, which accompanies this Prospectus/Proxy Statement, the Enhanced S&P Prospectus, the Enhanced S&P SAI, and the Statement of Additional Information relating to this Prospectus/Proxy Statement.

REASONS FOR THE MERGER

UBS Global AM has reviewed its mutual fund business and determined that the Enhanced S&P, which is managed based on the enhanced indexing strategy of its subadviser, DSI, is unlikely to attract a significant amount of additional assets because the Fund competes for assets with the S&P 500 Index Fund, which has a lower management fee.  In addition, UBS Global AM believes that there is greater investor demand for the S&P 500 Index Fund, which pursues a similar, although not identical, investment objective to Enhanced S&P.

In addition, the UBS Global AM division has decided to organize into three distinct global investment platforms: Core Asset Management, Alternative and Quantitative Investments ("AQI"), and Real Estate.  In connection with this reorganization, DSI will be integrated into the AQI platform, which will enable DSI to manage alternative investment products, such as hedge funds.  Due to certain compliance implications, including possible conflicts of interest that may arise if DSI were to manage both hedge funds and mutual funds, DSI has decided to cease managing mutual funds.

In conjunction with the presentation of the Agreement and Plan, the Trustees, on behalf of the Enhanced S&P, questioned UBS Global AM about the potential benefits and costs of the Merger to the shareholders of the Enhanced S&P. In deciding whether to recommend approval of the Merger to shareholders of the Enhanced S&P, the Trustees considered a number of factors. The Trustees did not assign relative weights to the factors or deem any one of them to be controlling in and of itself. The factors included the following:

o

The Enhanced S&P and the S&P 500 Index Fund have similar investment objectives, and both Funds invest primarily in securities of issuers included in the S&P 500 Index. Thus, if the Merger is approved, Enhanced S&P's shareholders will continue to own shares of a Fund with a focus on replicating the performance of the S&P 500 Index (but will no longer own shares of a Fund with a focus on exceeding the S&P 500 Index's performance).

0

UBS Global AM, the Enhanced S&P's investment adviser, does not believe that it has the investment management capabilities to manage the Enhanced S&P after DSI resigns. Moreover, because of the Fund's relatively small asset base and the fact that it is unlikely that the Enhanced S&P will attract significant additional assets, UBS Global AM does not believe that it would be able to attract another subadviser to manage the Fund with an enhanced proprietary strategy. Absent such a strategy, the Fund would not be viable on a long-term basis.

0	Enhanced S&P shareholders will not pay a sales charge to become shareholders of the S&P 500 Index Fund in connection with the Merger.
0

The Merger is intended to be a tax-free reorganization for federal income tax purposes and, thus, Enhanced S&P shareholders will not be required to pay any federal income tax solely as a result of the exchange of their shares of the Enhanced S&P for shares of the S&P 500 Index Fund. Similarly, the Enhanced S&P would recognize no gain or loss on the transfer of its assets and liabilities to the S&P 500 Index Fund, and the S&P 500 Index Fund would acquire the Enhanced S&P's assets with the tax basis and tax holding periods carrying over.

0	UBS Global AM will bear all of the expenses of the Merger.
0

Because the proposed Merger will be effected on the basis of the relative net asset values of the Funds, shareholders of the Enhanced S&P will not experience any dilution in the value of their investments as a result of the Merger.

0

If the Merger is approved by shareholders of the Enhanced S&P and the merger of the Funds is consummated, the shareholders of the Enhanced S&P will become shareholders of the S&P 500 Index Fund and be subject to a management fee.

0

The expense ratio of each of Class A, Class B, Class C-2 and Class Y shares of the S&P 500 Index Fund, taking into account the contractual fee waivers, is expected to be equal to or lower than that of Class A, Class B, Class C and Class Y shares of the Enhanced S&P.

0	As shareholders of the S&P 500 Index Fund, Enhanced S&P shareholders would continue to benefit from the same high-quality fund administration and shareholder services as they currently enjoy.
0	The combined Fund will have a larger asset base and may benefit from economies of scale and any corresponding reduction in expenses that result from such larger asset base.

The Trustees of the UBS Mutual Funds Securities Trust, on behalf of the Enhanced S&P, concluded that the Merger is in the best interests of the shareholders of the Enhanced S&P and that no dilution of value would result for the shareholders of the Enhanced S&P from the Merger. The Trustees believe that the Merger will permit shareholders to pursue similar investment goals in a larger portfolio without diluting shareholders' interests. The Trustees, including a majority of the Trustees who are not interested persons of the Enhanced S&P, then decided to approve the Agreement and Plan and to recommend that shareholders of the Enhanced S&P vote to approve the Merger.

The Trustees of the UBS Index Trust, on behalf of the S&P 500 Index Fund, also determined that the Merger was in the best interests of the S&P 500 Index Fund and its shareholders and that no dilution of value would result to those shareholders.

For the reasons discussed above, the Board of the UBS Mutual Funds Securities Trust, on behalf of the Enhanced S&P, recommends that you vote FOR the Agreement and Plan.

INFORMATION ABOUT THE MERGER

This information is only a summary of the Agreement and Plan. You should read the actual Agreement and Plan, which is attached as Exhibit A and incorporated herein by reference, for more complete information about the transaction.

How will the Merger be carried out?

If the shareholders of the Enhanced S&P approve the Agreement and Plan, the Merger will take place after various conditions are satisfied by the UBS Mutual Funds Securities Trust, on behalf of the Enhanced S&P, and by the UBS Index Trust, on behalf of the S&P 500 Index Fund, including the delivery of certain documents. The UBS Mutual Funds Securities Trust and the UBS Index Trust will agree on the specific date for the actual Merger to take place (the "Closing").

If the shareholders of the Enhanced S&P approve the Agreement and Plan, the Enhanced S&P will deliver to the S&P 500 Index Fund substantially all of its assets, subject to its liabilities, at the Closing. In exchange, the UBS Mutual Funds Securities Trust, on behalf of the Enhanced S&P, will receive S&P 500 Index Fund Class A, Class B, Class C-2, and Class Y shares, to be distributed pro rata by the Enhanced S&P to its shareholders in the comparable classes, in complete liquidation and dissolution of the Enhanced S&P. The value of the assets of the Enhanced S&P to be delivered to the S&P 500 Index Fund shall be the value of such net assets computed as of the close of business of the NYSE (normally, 4:00 p.m. Eastern time) on the last business day prior to the Closing (the "Valuation Date").

The stock transfer books of the Enhanced S&P will be permanently closed as of the Valuation Date. The Enhanced S&P will accept requests for redemption only if received in proper form before that time. Requests received after that time will be considered requests to redeem shares of the S&P 500 Index Fund.

To the extent permitted by law, the UBS Mutual Funds Securities Trust and the UBS Index Trust may agree to amend the Agreement and Plan without shareholder approval. They may also agree to terminate and abandon the Merger at any time before or, to the extent permitted by law, after the approval of shareholders of the Enhanced S&P.

Who will pay the expenses of the Merger?

UBS Global AM will pay all of the expenses in connection with the Merger.

What are the tax consequences of the Merger?

The Merger is intended to qualify as a tax-free reorganization for federal income tax purposes under Section 368(a)(1) of the Internal Revenue Code of 1986, as amended. Based on certain assumptions made and representations to be received from the UBS Mutual Funds Securities Trust, on behalf of the Enhanced S&P, and from the UBS Index Trust, on behalf of the S&P 500 Index Fund, it is expected that Dechert LLP will provide a legal opinion that, for federal income tax purposes, (i) shareholders of the Enhanced S&P will not recognize any gain or loss as a result of the exchange of their shares of the Enhanced S&P for shares of the S&P 500 Index Fund, and (ii) the S&P 500 Index Fund and its shareholders will not recognize any gain or loss upon receipt of the Enhanced S&P's assets.

You should recognize that an opinion of counsel is not binding on the Internal Revenue Service ("IRS") or any court. Neither the UBS Mutual Funds Securities Trust, on behalf of the Enhanced S&P, nor the UBS Index Trust, on behalf of the S&P 500 Index Fund, will seek to obtain a ruling from the IRS regarding the tax consequences of the Merger. Accordingly, if the IRS sought to challenge the tax treatment of the Merger and if the IRS were successful, neither of which is anticipated, the Merger could be treated, in whole or in part, as a taxable sale of assets by the Enhanced S&P, followed by the taxable liquidation of the Enhanced S&P.

You should consult your tax adviser regarding the effect of the Merger, if any, in light of your individual circumstances. You should also consult your tax adviser about the state and local tax consequences of the Merger, if any, because this discussion only relates to the federal income tax consequences.

What should I know about the S&P 500 Index Fund Shares?

If the Merger is approved, full and fractional shares of the S&P 500 Index Fund will be issued without the imposition of a sales charge or other fee to shareholders of the Enhanced S&P, in accordance with the procedures described above. When issued, each share will be duly and validly issued, fully paid, nonassessable and fully transferable.

The voting and distribution rights of the S&P 500 Index Fund are identical to those of the Enhanced S&P. All shares have noncumulative voting rights. This gives holders of more than 50% of the shares voting the ability to elect all of the members of the Board of Trustees of the UBS Index Trust. If this happens, holders of the remaining shares voting will not be able to elect any trustees.

A shareholder of a class of shares of the S&P 500 Index Fund will receive a pro rata share of all distributions arising from the S&P 500 Index Fund's assets attributable to the class of shares owned by the shareholder, and upon redeeming shares, will receive the portion of the S&P 500 Index Fund's net assets attributable to the class of shares owned by the shareholder represented by the redeemed shares.

The shares of the S&P 500 Index Fund will be recorded to each shareholder's account on the books of the S&P 500 Index Fund's transfer agent. The S&P 500 Index Fund does not issue share certificates.

Class B shares of the S&P 500 Index Fund have the same sub-classes and shareholder servicing and Rule 12b-1 fees as the existing Class B shares of Enhanced S&P. Class B shares will be offered for sale to the public. Class C-2 shares of the S&P 500 Index Fund have the same shareholder servicing and Rule 12b-1 fees as the existing Class C shares of Enhanced S&P 500 Fund. Class C-2 shares will not be offered for sale to the public.

How do shareholder rights and obligations of the Funds compare?

While the UBS Index Trust and the UBS Mutual Funds Securities Trust are separate entities governed by different organizational documents, shareholders of the Enhanced S&P will not experience a material reduction in their shareholder rights as a result of the Merger.

The UBS Index Trust and the UBS Mutual Funds Securities Trust are organized as Delaware statutory trusts and governed by Amended and Restated Trust Instruments (the "Trust Instruments"). Under the Trust Instruments, each of the UBS Index Trust and the UBS Mutual Funds Securities Trust has an unlimited number of authorized shares of beneficial interest, with each share having a par value of $0.001 per share. The Trustees of the UBS Index Trust and the UBS Mutual Funds Securities Trust may, without shareholder approval, divide the authorized shares of the applicable trust into an unlimited number of separate portfolios or series ("series"). The Trustees may also, without shareholder approval, divide the series into two or more classes of shares.

The UBS Index Trust currently consists of one series, the S&P 500 Index Fund. The S&P 500 Index Fund currently offers five classes of shares (designated Class A, Class B, Class C, Class C-2 and Class Y shares).

The UBS Mutual Funds Securities Trust currently consists of two series, the Enhanced S&P and the UBS Enhanced Nasdaq-100 Fund. Each series of the UBS Mutual Funds Securities Trust, including the Enhanced S&P, offers four classes of shares (designated Class A, Class B, Class C and Class Y shares). The Enhanced S&P's Class B shares are divided into four subclasses: Sub-Class B-1, B-2, B-3, and B-4. The UBS Index Trust and the S&P 500 Index Fund, as well as the UBS Mutual Funds Securities Trust and each series thereof, including the Enhanced S&P, will continue indefinitely until terminated.

With respect to a series of shares of the UBS Index Trust and the UBS Mutual Funds Securities Trust, shares of the same class have equal dividend, distribution, liquidation and voting rights, and fractional shares have proportionate rights. Each series or class bears its own expenses related to its distribution of shares (and other expenses, such as transfer agency, shareholder service and administration expenses). Generally, shares of each of the UBS Index Trust and the UBS Mutual Funds Securities Trust will be voted in the aggregate without differentiation between separate series or classes; provided however that, if a matter only affects certain series or classes, then only shares of the affected series or classes shall be voted in the aggregate.

Under the Trust Instrument of each of the UBS Mutual Funds Securities Trust and the UBS Index Trust, as well as relevant state law, annual meetings of shareholders are not required to be held. Special meetings of the shareholders of any series or class may be called by the Trustees and shall be called by the Trustees upon the written request of shareholders owning at least ten percent of the outstanding shares of such series or class, or at least ten percent of the outstanding shares of the Trust entitled to vote.

Under Delaware law and the Trust Instruments of each of the UBS Index Trust and the UBS Mutual Funds Securities Trust, shareholders of the S&P 500 Index Fund or the Enhanced S&P are not held personally liable for the obligations of the UBS Index Trust, the UBS Mutual Funds Securities Trust, the S&P 500 Index Fund or the Enhanced S&P.

What are the assets of the Funds and what might the capitalization be after the Merger?

The following table sets forth, as of May 31, 2003, the assets of the S&P 500 Index Fund and the Enhanced S&P, and the estimated capitalization of the S&P 500 Index Fund as adjusted to give effect to the proposed Merger. The final capitalization of the S&P 500 Index Fund is likely to be different when the Merger is consummated.

	S&P 500 Index Fund Class A (unaudited)	Enhanced S&P Class A (unaudited)	Combined S&P 500 Index Fund Class A after Merger (estimated)
Net assets	$79,637,866	$15,811,626	$95,449,492
Net asset value per share	$11.19	$6.54	$11.19

	S&P 500 Index Fund Class B (unaudited)*	Enhanced S&P Class B (unaudited)	Combined S&P 500 Index Fund Class B after Merger (estimated)*
Net assets	N/A	$9,864,591	$9,864,591
Net asset value per share	N/A	$6.51	$11.06

	S&P 500 Index Fund Class C (unaudited)	Enhanced S&P Class C (unaudited)**	Combined S&P 500 Index Fund Class C after Merger (estimated)
Net assets	$31,276,901	N/A	$31,276,901
Net asset value per share	$11.06	N/A	$11.06

	S&P 500 Index Fund Class C-2 (unaudited)*	Enhanced S&P Class C-2 (unaudited)**	Combined S&P 500 Index Fund Class C-2 after Merger (estimated)*
Net assets	N/A	$7,615,577	$7,615,577
Net asset value per share	N/A	$6.51	$11.06

	S&P 500 Index Fund Class Y (unaudited)	Enhanced S&P Class Y (unaudited)	Combined S&P 500 Index Fund Class Y after Merger (estimated)
Net assets	$12,324,109	$9,580,907	$21,905,016
Net asset value per share	$11.24	$6.56	$11.24

___________________________
 * Class B and Class C-2 shares will be distributed to current holders of the Enhanced S&P's Class B and Class C shares if the Merger is approved. Class B and Class C-2 shares of the S&P 500 Index Fund will, therefore, have no assets before the Merger takes place.

** For purposes of this table only, Enhanced S&P's Class C shares are designated "Class C-2" shares to facilitate asset comparisons before and after the Merger.

COMPARISONS OF INVESTMENT OBJECTIVES AND POLICIES

This section describes the key investment policies of the S&P 500 Index Fund and the Enhanced S&P and certain noteworthy differences between the investment strategies and policies of the Funds. For a more complete description of the S&P 500 Index Fund's investment policies and risks, you should read the S&P 500 Index Fund Prospectus, which accompanies this Prospectus/Proxy Statement as Exhibit B.

Are there any significant differences between the investment objectives and policies of the Funds?

The Enhanced S&P and S&P 500 Index Fund each operate as a diversified Fund under the 1940 Act. The Enhanced S&P and the S&P 500 Index Fund have similar, but not identical, investment objectives. The investment objectives of the Funds differ to the extent that the S&P 500 Index Fund seeks to replicate the total return of the S&P 500 Index before fees and expenses, while the Enhanced S&P seeks to achieve a higher total return over the long term than the S&P 500 Index. Each Fund's investment objective cannot be changed without shareholder approval.

The S&P 500 Index Fund invests primarily in common stocks issued by companies in the S&P 500 Index. The Fund ordinarily invests in at least 450 stocks that are represented in the Index in proportion to their weighting in the S&P 500 Index. The Fund may invest, to a lesser extent, in related derivatives, such as options and futures contracts, that simulate investment in the S&P 500 Index.

The Enhanced S&P seeks to achieve its investment objective by using its subadviser's proprietary enhanced S&P 500 strategy to invest in a selection of common stocks that are included in the S&P 500 Index. The Fund normally invests in approximately 250-500 stocks. Compared to the stock weightings in the S&P 500 Index, the Fund overweights stocks that its strategy ranks positively, and underweights stocks that its strategy ranks negatively. Generally, the Fund gives stocks with a neutral ranking the same weight as in the S&P 500 Index.

Under normal circumstances, each of the S&P 500 Index Fund and the Enhanced S&P invest at least 80% of its net assets in common stocks issued by companies represented in the S&P 500 Index. Each Fund may invest up to 20% of its net assets in cash or money market instruments, although each Fund expects that these investments will represent a much smaller portion of its net assets under normal circumstances.

The S&P 500 Index is composed of 500 common stocks that are selected by Standard & Poor's, a division of The McGraw-Hill Companies, Inc. ("S&P"). Most of these 500 stocks trade on the New York Stock Exchange. These stocks represent approximately 75% of the market value of all U.S. common stocks but do not necessarily represent the largest companies. S&P selects the component stocks included in the S&P 500 Index with the aim of achieving a distribution that is representative of the various industry components of the U.S. market for common stocks. S&P also considers aggregate market value and trading activity in the selection process. Each stock in the S&P 500 Index is weighted by its total market value relative to the total market value of all securities in the S&P 500 Index.

The S&P 500 Index Fund's investment adviser, UBS Global AM, uses a "passive" investment approach in attempting to replicate the investment performance of the S&P 500 Index. UBS Global AM does not attempt to "beat" the market by actively buying and selling stocks. Unlike actively managed funds, the S&P 500 Index Fund generally will not sell a security unless it is removed from the S&P 500 Index and will generally buy only those securities that are included in the S&P 500 Index . UBS Global AM may (but is not required to) use options and futures and other derivatives in strategies intended to simulate full investment in the S&P 500 Index stocks while retaining a cash balance for Fund management purposes. UBS Global AM also may use these instruments to reduce the risk of adverse price movements while investing cash received when investors buy Fund shares, to facilitate trading, and to reduce transaction costs.

The Enhanced S&P seeks to control the risk of its portfolio by maintaining an overall close correlation between its performance and the performance of the S&P 500 Index over time, with a relatively low tracking error. To maintain this correlation, the Fund gives each stock in its portfolio a weighting that is close to its S&P 500 Index weighting and, if necessary, readjusts the weighting when it rebalances the portfolio. The Fund also considers relative industry and sector weightings and market capitalization. The Fund generally expects to rebalance its portfolio monthly, but may do so more often if its subadviser considers it appropriate to do so.

The Enhanced S&P may (but is not required to) use options, futures contracts and other derivatives. The Fund may use these instruments in strategies intended to simulate investment in the S&P 500 Index stocks while retaining a cash balance for Fund management purposes. The Fund also may use these instruments to reduce the risk of adverse price movements while investing cash received when investors buy shares, to facilitate trading and to reduce transaction costs.

In selecting securities for the Enhanced S&P, DSI, the Fund's subadviser, seeks to add value to the Fund's portfolio through stock selection while managing the Fund's risk profile. DSI believes that:

o	undervalued securities with improving market fundamental should outperform a given benchmark;
o	during different market environments, different factors can become more or less significant; and
o	unintended deviations from the benchmark should be minimized.

In deciding which stocks to buy and sell for the Enhanced S&P, DSI uses its proprietary enhanced S&P 500 strategy, which consists of an adaptive stock ranking model and a portfolio construction model. DSI has developed a quantitative, dynamic, bottom up, multi-factor model to rank the stocks in the S&P 500 Index, using relatively independent factors (such as earnings expectations, earnings growth, valuation, yield, return on equity and margins). DSI believes that these factors have varying influences during different phases of the stock market cycle and reevaluates the relative importance and weighting of each factor monthly. DSI applies this adaptive stock ranking model to the stocks in the S&P 500 Index, so that the relative rankings of these stocks may change from month to month.

The Funds are not sponsored, endorsed, sold or promoted by S&P, and S&P makes no representation regarding the advisability of investing in the Funds. S&P 500® is a trademark of The McGraw-Hill Companies, Inc. and has been licensed for use by UBS Global AM.

What are the risk factors associated with investments in the Funds?

As with most investments, an investment in the S&P 500 Index Fund or the Enhanced S&P involves risks. There can be no guarantee against losses resulting from an investment in either Fund, nor can there by any assurance that a Fund will achieve its investment objective.

An investment in the S&P 500 Index Fund or the Enhanced S&P is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You may lose money by investing in the Funds.

The risks associated with an investment in each Fund are substantially similar, except that an investment in the S&P 500 Index Fund is subject to index tracking risk, and an investment in the Enhanced S&P is subject to proprietary strategy risk, as explained below.

The main risks of investing in each Fund are described below. Other risks of investing in each Fund, along with further detail about some of the risks described below, are discussed in each Fund's Statement of Additional Information.

Equity Risk-The prices of common stocks and other equity securities generally fluctuate more than those of other investments. They reflect changes in the issuing company's financial condition and changes in the overall market. Common stocks generally represent the riskiest investment in a company. Each Fund could lose a substantial part, or even all, of its investment in a company's stock.

Derivatives Risk-The value of "derivatives"-so-called because their value "derives" from the value of an underlying asset, reference rate or index-may rise or fall in value more rapidly than the value of other investments. For some derivatives, it is possible for each Fund to lose more than the amount it invested in the derivative. Options and futures contracts are examples of derivatives. A fund's use of derivatives may not succeed for various reasons, including unexpected changes in the values of the derivatives or the assets underlying them. Also, if a fund uses derivatives to adjust or "hedge" the overall risk of its portfolio, the hedge may not succeed if changes in the value of the derivatives are not matched by opposite changes in the value of the assets being hedged.

Foreign Investing Risk-The value of each Fund's investments in foreign securities may fall due to adverse political, social and economic developments abroad. Also, each Fund is subject to the risk of changes in currency valuations and differences between U.S. and foreign regulatory requirements and market practices.

Index Tracking Risk (S&P 500 Index Fund only)-The S&P 500 Index Fund expects a close correlation between its performance and that of the S&P 500 Index in both rising and falling markets. While the Fund attempts to replicate, before the deduction of fees and expenses, the investment results of the S&P 500 Index, the Fund's investment results generally will not be identical to those of the Index. Deviations from the performance of the S&P 500 Index may result from the inability to remain fully invested due to cash flows into and out of the Fund caused by shareholder purchases and sales of shares, which can occur daily, and transactional expenses, including brokerage fees. In addition, the Fund must pay fees and expenses that are not borne by the S&P 500 Index.

DSI Proprietary Strategy Risk (Enhanced S&P only)-By using DSI's proprietary strategy, the Enhanced S&P seeks a higher total return over the long term than the S&P 500 Index. It maintains a correlation between the Fund's performance and that of the S&P 500 Index in both rising and falling markets. DSI attempts to achieve the Fund's objective by overweighting some stocks and underweighting others. If stock prices do not behave in the manner anticipated by DSI's strategy, the Enhanced S&P could lose more money on overweighted stocks or forgo gains on underweighted stocks, resulting in lower performance than if the Fund were to simply invest to track the weighting of the S&P 500 Index. Deviations from the performance of the S&P 500 Index may result from the inability to remain fully invested due to cash flows into and out of the Fund caused by shareholder purchases and sales of shares, which can occur daily, and transactional expenses, including brokerage fees. In addition, the Fund must pay fees and expenses that are not borne by the S&P 500 Index.

How do the investment limitations of the Funds differ?

The S&P 500 Index Fund and the Enhanced S&P are subject to identical fundamental investment limitations. Each Fund's fundamental limitations cannot be changed without the affirmative vote of a majority (as defined under the 1940 Act) of the outstanding voting shares of that Fund. Because of its fundamental investment limitations, neither Fund is permitted to:

(1)     purchase any security if, as a result of that purchase, 25% or more of the Fund's total assets would be invested in securities of issuers having their principal business activities in the same industry, except that this limitation does not apply to securities issued or guaranteed by the U.S. government, its agencies or instrumentalities or to municipal securities and provided that the fund will invest 25% or more of its total assets in securities of issuers in the same industry if necessary to replicate the weighting of that particular industry in its benchmark index;

(2)     issue senior securities or borrow money, except as permitted under the Investment Company Act and then not in excess of 33 1/3% of the Fund's total assets (including the amount of the senior securities issued but reduced by any liabilities not constituting senior securities) at the time of the issuance or borrowing, except that the Fund may borrow up to an additional 5% of its total assets (not including the amount borrowed) for temporary or emergency purposes;

(3)    make loans, except through loans of portfolio securities or through repurchase agreements, provided that for purposes of this restriction, the acquisition of bonds, debentures, other debt securities or instruments, or participations or other interests therein and investments in government obligations, commercial paper, certificates of deposit, bankers' acceptances or similar instruments will not be considered the making of a loan;

(4)     engage in the business of underwriting securities of other issuers, except to the extent that the Fund might be considered an underwriter under the federal securities laws in connection with its disposition of portfolio securities;

(5)     purchase or sell real estate, except that investments in securities of issuers that invest in real estate and investments in mortgage-backed securities, mortgage participations or other instruments supported by interests in real estate are not subject to this limitation, and except that the Fund may exercise rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner;

(6)     purchase or sell physical commodities unless acquired as a result of owning securities or other instruments, but the Fund may purchase, sell or enter into financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments;

(7)     purchase securities of any one issuer if, as a result, more than 5% of the Fund's total assets would be invested in securities of that issuer or the Fund would own or hold more than 10% of the outstanding voting securities of that issuer, except that up to 25% of the Fund's total assets may be invested without regard to this limitation, and except that this limitation does not apply to securities issued or guaranteed by the U.S. government, its agencies and instrumentalities or to securities issued by other investment companies. (The following interpretation applies to, but is not a part of, this fundamental limitation: Mortgage- and asset-backed securities will not be considered to have been issued by the same issuer by reason of the securities having the same sponsor, and mortgage- and asset-backed securities issued by a finance or other special purpose subsidiary that are not guaranteed by the parent company will be considered to be issued by a separate issuer from the parent company.)

COMPARISON OF FUND PERFORMANCE

The following bar chart and table provide information about each Fund's performance and thus give some indication of the risks of an investment in each Fund. The bar chart shows how the Fund's performance has varied from year to year. The chart shows Class Y shares of the S&P 500 Index Fund, which have the longest performance history of any class of shares in the S&P 500 Index Fund, and Class A shares of the Enhanced S&P. The chart does not reflect the effect of sales charges on the Enhanced S&P's Class A shares; if it did, the total returns shown would be lower. Class Y shares of the S&P 500 Fund, unlike other classes of shares in the Fund, have no sales charges.

The table that follows the chart shows the average annual returns over several time periods for each class of each Fund's shares. The table does not reflect Fund sales charges. The table compares Fund returns to returns on the S&P 500 Index, a broad-based market index that is unmanaged and that, therefore, does not include any sales charges or expenses.

The table shows returns on a before-tax and after-tax basis for Class Y and Class A shares, respectively, of the S&P 500 Index Fund and the Enhanced S&P. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and are likely to differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the period. After-tax returns are shown only for Class Y and Class A shares, respectively, of the S&P 500 Index Fund and the Enhanced S&P, and after-tax returns for the other classes will vary.

Each Fund's past performance, before and after taxes, does not necessarily indicate how the Fund will perform in the future.

S&P 500 Index Fund

Total Return on Class Y Shares (1998 is the fund's first full calendar year of operations)

	Calendar Year
	1998	1999	2000	2001	2002
Total Return	27.93%	20.37%	-9.06%	-12.13%	-22.38%

Best quarter during years shown:  4th quarter, 1998-20.87%

Worst quarter during years shown:  3rd quarter, 2002-(17.35)%

Enhanced Fund

Total Return on Class A Shares (2001 is the fund's first full calendar year of operations)

	Calendar Year
	2001	2002
Total Return	-12.26%	-22.69%

Best quarter during years shown:  4th quarter, 2001-10.08%

Worst quarter during years shown:  3rd quarter, 2002-(17.36)%

Average Annual Total Returns, S&P 500 Index Fund
(for the periods ended December 31, 2002)
Class (Inception Date)	1 Year	5 Years	Life of Class
Class A (10/2/98)		N/A
Return Before Taxes	(22.60)%	N/A	(2.05)%
Class C (10/7/98)
Return Before Taxes	(23.18)%	N/A	(2.75)%
Class Y (12/31/97)
Return Before Taxes	(22.38)%	(1.03)%	(1.03)%
Return After Taxes on Distribution	(22.71)%	(1.88)%	(1.88)%
Return After Taxes on Distribution and Sale of Fund Shares	(13.73)%	(0.92)%	(0.92)%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	(22.10)%	(0.59)%	*

__________________________________
 * Average annual total returns for the S&P 500 Index for the life of each class were as follows:

Class A-(1.71)%; Class C-(0.97)%; Class Y-(0.59)%.

Average Annual Total Returns, Enhanced S&P
(for the periods ended December 31, 2002)
Class (Inception Date)	1 Year	5 Years	Life of Class
Class A (4/26/00)
Return Before Taxes	(25.00)%		(18.06)%
Return After Taxes on Distributions	(25.23)%	N/A	(18.22)%
Return After Taxes on Distributions and Sale of Fund Shares	(15.35)%	N/A	(13.98)%
Class B (4/26/00)
Return Before Taxes	(25.29)%	N/A	(18.04)%
Class C (4/26/00)
Return Before Taxes	(24.34)%	N/A	(17.77)%
Class Y (12/31/97)
Return Before Taxes	(22.56)%	N/A	(16.90)%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	(22.10)%	N/A	*

__________________________________
 *Average annual total returns for the S&P 500 Index for the life of each class were as follows:

Class A-(16.05)%; Class B-(16.05)%; Class C-(16.05)%; Class Y-(16.05)%.

VOTING INFORMATION

How many votes are necessary to approve the Agreement and Plan?

The presence, in person or by proxy, of one-third of the shares of the Enhanced S&P entitled to vote at the Meeting shall constitute a quorum for the transaction of business at the Meeting. Any lesser number shall be sufficient for adjournments. Provided that a quorum is present, the approval of the Agreement and Plan requires the affirmative vote of the lesser of: (i) more than 50% of the outstanding voting securities of the Enhanced S&P; or (ii) 67% or more of the voting securities of the Enhanced S&P present at the Meeting, if the holders of more than 50% of the Fund's outstanding voting securities are present or represented by proxy. Each shareholder will be entitled to one vote for each full share, and a fractional vote for each fractional share, of the Enhanced S&P held on the Record Date.

Abstentions and broker non-votes will be included for purposes of determining whether a quorum is present at the Meeting, but will not be treated as votes cast and, therefore, will not be counted for purposes of determining whether the matters to be voted upon at the Meeting have been approved or counted for purposes of approving an adjournment. The S&P 500 Index Fund has the same voting procedures as the Enhanced S&P.

How do I ensure my vote is accurately recorded?

You may attend the Meeting and vote in person. You may also vote by completing and signing the attached proxy card and mailing it in the enclosed postage paid envelope. A proxy card is, in essence, a ballot. If you simply sign and date the proxy but give no voting instructions, your shares will be voted in favor of the Agreement and Plan and in accordance with the views of management upon any unexpected matters that come before the Meeting or any adjournment of the Meeting. You may also vote your shares by telephone or via the Internet. To vote in this manner, please see the instructions on the attached proxy card.

Can I revoke my proxy?

You may revoke your proxy at any time before it is voted by sending a written notice to the Enhanced S&P expressly revoking your proxy, by signing and forwarding to the Enhanced S&P a later-dated proxy, or by attending the Meeting and voting in person.

What other matters will be voted upon at the Meeting?

The UBS Mutual Funds Securities Trust Board does not intend to bring any matters before the Meeting other than the Merger described in this Prospectus/Proxy Statement. It is not aware of any other matters to be brought before the Meeting by others. If any other matter legally comes before the Meeting, proxies for which discretion has been granted will be voted in accordance with the views of management.

Future Shareholder Proposals

You may request inclusion of certain proposals for action which you intend to introduce at a shareholder meeting in the Board's proxy statement for such meeting. Any shareholder proposals must be presented a reasonable time before the proxy materials for the next meeting are sent to shareholders. The Enhanced S&P and the S&P 500 Index Fund are not required to hold annual meetings of shareholders, and, in order to minimize their costs, the Funds do not intend to hold meetings of the shareholders unless required by applicable law, regulation, or regulatory policy to do so, or if otherwise deemed advisable by Management. Therefore, it is not practicable to specify a date by which proposals must be received in order to be incorporated in an upcoming proxy statement for a meeting of shareholders. The submission of a proposal does not guarantee its inclusion in the Fund's proxy statement and is subject to limitations under the federal securities laws.

Who is entitled to vote?

All shareholders of record of the Enhanced S&P at the close of business on the Record Date will be entitled to vote at the meeting. The number of shares of the Enhanced S&P and each of its four classes outstanding as of the Record Date is listed below:

Shares Outstanding
Enhanced S&P (all classes)	[ ]

Enhanced S&P Class A Shares	[ ]
Enhanced S&P Class B Shares	[ ]
Enhanced S&P Class C Shares	[ ]
Enhanced S&P Class Y Shares	[ ]

What other solicitations will be made?

The Enhanced S&P will request broker-dealer firms, custodians, nominees and fiduciaries to forward proxy materials to the beneficial owners of the shares held of record by such persons. Broker-dealer firms, custodians, nominees and fiduciaries may be reimbursed by UBS Global AM for their reasonable expenses incurred in connection with such proxy solicitation. In addition to solicitations by mail, officers and employees of the UBS Mutual Funds Securities Trust and UBS Global AM, without additional or special compensation, may conduct additional solicitations by telephone and via the Internet. The UBS Mutual Funds Securities Trust has engaged [insert name of firm], a proxy solicitation firm, to assist in the solicitation of proxies for the Meeting, which is expected to cost approximately $[ ]. The costs of such solicitations, and any additional solicitations of any adjourned session, will be borne entirely by UBS Global AM.

INFORMATION ABOUT THE S&P 500 INDEX FUND

Information about the S&P 500 Index Fund is included in Exhibit B, the S&P 500 Index Fund Prospectus, and Exhibit C, the S&P 500 Index Fund Annual Report, which are attached to and considered a part of this Prospectus/Proxy Statement. Additional information about the S&P 500 Index Fund is also contained in the Statement of Additional Information, dated [September 10, 2003], relating to this Prospectus/Proxy Statement, which is incorporated by reference herein. You may request a free copy of this Statement of Additional Information, which has been filed with the SEC, by calling 1-800-647 1568, or by writing to the S&P 500 Index Fund at 51 West 52nd Street, New York, New York 10019-6114.

This Prospectus/Proxy Statement, which constitutes a part of a Registration Statement filed with the SEC under the Securities Act of 1933, as amended, omits certain of the information contained in the Registration Statement. Reference is hereby made to the Registration Statement and to the exhibits thereto for further information with respect to the S&P 500 Index Fund and the shares it offers. Statements contained herein concerning the provisions of documents are necessarily summaries of such documents, and each such statement is qualified in its entirety by reference to the copy of the applicable document filed with the SEC.

INFORMATION ABOUT THE ENHANCED S&P

Information about the Enhanced S&P is included in the Enhanced S&P Prospectus, the Enhanced A&P Annual Report, the Enhanced S&P SAI, and the Statement of Additional Information, dated [September 10, 2003], relating to this Prospectus/Proxy Statement, each of which is incorporated by reference herein. You may request free copies of these documents, which have been filed with the SEC, by calling  1-800-647 1568, or by writing to the Enhanced S&P at 51 West  52nd Street, New York, New York 10019-6114.

INFORMATION ABOUT EACH FUND

Each Fund files proxy materials, reports, and other information with the SEC in accordance with the informational requirements of the Securities Exchange Act of 1934 and the 1940 Act. These materials can be inspected and copied at the public reference facilities maintained by the SEC at Room 1200, 450 Fifth Street N.W., Washington, DC 20549. Also, copies of such materials can be obtained from the Public Reference Branch of the SEC, 450 Fifth Street N.W., Washington, DC 20549, at prescribed rates, or from the SEC's Internet site at http://www.sec.gov. To request information regarding the Funds, you may also send an e-mail to the SEC at publicinfo@sec.gov.

PRINCIPAL HOLDERS OF SHARES

On the Record Date, the officers and trustees of the UBS Mutual Funds Securities Trust, as a group, owned less than [1%] of the outstanding voting shares of any class of the Enhanced S&P.

To the best knowledge of the Enhanced S&P, as of the Record Date, no person, except as set forth in the table below, owned of record or beneficially 5% or more of the outstanding shares of any class of the Enhanced S&P:

Class	Name and Address of Account	Share Amount	Percentage of Class

On the Record Date, the officers and trustees of the UBS Index Trust, as a group, owned less than 1% of the outstanding shares of any class of the S&P 500 Index Fund.

To the best knowledge of the S&P 500 Index Fund, as of the Record Date, no person, except as set forth in the table below, owned of record or beneficially 5% or more of the outstanding voting shares of any class of the S&P 500 Index Fund:

Class	Name and Address of Account	Share Amount	Percentage of Class

EXHIBITS TO PROSPECTUS/PROXY STATEMENT

Exhibit
A

Form of Agreement and Plan of Reorganization between the UBS Mutual Funds Securities Trust (on behalf of the UBS Enhanced S&P 500 Fund) and the UBS Index Trust (on behalf of the UBS S&P 500 Index Fund).

EXHIBIT A

AGREEMENT AND PLAN OF REORGANIZATION

AGREEMENT AND PLAN OF REORGANIZATION, made as of this ____ day of ________, 2003, by and between UBS Index Trust (the "Index Trust"), a Delaware statutory trust, with its principal place of business at 51 West 52nd Street, New York, NY 10019-6114, on behalf of its series, the UBS S&P 500 Index Fund (the "S&P 500 Index Fund"), and UBS Mutual Funds Securities Trust (the "Mutual Funds Trust"), a Delaware statutory trust, with its principal place of business at 51 West 52nd Street, New York, New York 10019-6114, on behalf of its series, the UBS Enhanced S&P 500 Fund (the "Enhanced S&P 500 Fund").

PLAN OF REORGANIZATION

The reorganization (hereinafter referred to as the "Plan of Reorganization") will consist of: (i) the acquisition by the Index Trust, on behalf of the S&P 500 Index Fund, of substantially all of the property, assets and goodwill of the Enhanced S&P 500 Fund, in exchange solely for shares of beneficial interest, $0.001 par value, of (a) S&P 500 Index Fund-Class A shares ("S&P 500 Index Fund Class A Shares"), (b) S&P 500 Index Fund-Class B shares ("S&P 500 Index Fund Class B Shares"), (c) S&P 500 Index Fund-Class C shares ("S&P 500 Index Fund Class C Shares"), and (d) S&P 500 Index Fund-Class Y shares ("S&P 500 Index Fund Class Y Shares"), and the assumption by the Index Trust, on behalf of the S&P 500 Index Fund, of all of the liabilities of the Enhanced S&P 500 Fund; (ii) the distribution of (a) S&P 500 Index Fund Class A Shares to the shareholders of Class A shares of the Enhanced S&P 500 Fund ("Enhanced S&P 500 Fund Class A Shares"), (b) S&P 500 Index Fund Class B Shares to the shareholders of Class B shares of the Enhanced S&P 500 Fund ("Enhanced S&P 500 Fund Class B Shares"), (c) S&P 500 Index Fund Class C-2 Shares to the shareholders of Class C shares of the Enhanced S&P 500 Fund ("Enhanced S&P 500 Fund Class C Shares"), and (d) S&P 500 Index Fund Class Y Shares to the shareholders of Class Y shares of the Enhanced S&P 500 Fund ("Enhanced S&P 500 Fund Class Y Shares"), according to their respective interests in complete liquidation of the Enhanced S&P 500 Fund; and (iii) the dissolution of the Enhanced S&P 500 Fund as soon as practicable after the closing (as referenced in Section 3 hereof, hereinafter called the "Closing"), all upon and subject to the terms and conditions of this Agreement and Plan of Reorganization ("Agreement") hereinafter set forth.

This Plan of Reorganization, as implemented, in part, by the Agreement, is intended to be and is adopted as a plan of reorganization within the meaning of Section 368(a)(1) of the United States Internal Revenue Code of 1986, as amended ("Code").

AGREEMENT

In order to consummate the Plan of Reorganization and in consideration of the premises and of the covenants and agreements hereinafter set forth, and intending to be legally bound, the parties hereto covenant and agree as follows:

1.	Sale and Transfer of Assets and Liabilities, Liquidation and Dissolution of the Enhanced S&P 500 Fund

(a)         Subject to the requisite approval of the Enhanced S&P 500 Fund's shareholders, and the terms and conditions of this Agreement, and in reliance on the representations and warranties of the Index Trust herein contained, and in consideration of the delivery by the Index Trust of the number of its shares of beneficial interest of the S&P 500 Index Fund hereinafter provided, the Mutual Funds Trust, on behalf of the Enhanced S&P 500 Fund, agrees that it will sell, convey, transfer and deliver to the Index Trust, on behalf of the S&P 500 Index Fund, at the Closing provided for in Section 3, all of the liabilities, debts, obligations and duties of any nature, whether accrued, absolute, contingent or otherwise ("Liabilities") and the assets of the Enhanced S&P 500 Fund as of the close of business (which hereinafter shall be, unless otherwise noted, the regular close of business of the New York Stock Exchange, Inc. ("NYSE")) ("Close of Business") on the valuation date (as defined in Section 3 hereof, hereinafter called the "Valuation Date"), free and clear of all liens, encumbrances, and claims whatsoever (other than shareholders' rights of redemption and such restrictions as might arise under the Securities Act of 1933, as amended (the "1933 Act"), with respect to privately placed or otherwise restricted securities that the Enhanced S&P 500 Fund may have acquired in the ordinary course of business), except for cash, bank deposits, or cash equivalent securities in an estimated amount necessary (1) to discharge all of the Enhanced S&P 500 Fund's Liabilities on its books at the Close of Business on the Valuation Date including, but not limited to, its income dividends and capital gains distributions, if any, payable for any period prior to, and through, the Close of Business on the Valuation Date, and excluding those liabilities and obligations that would otherwise be discharged at a later date in the ordinary course of business, and (2) to pay such contingent liabilities as the trustees of the Mutual Funds Trust shall reasonably deem to exist against the Enhanced S&P 500 Fund, if any, at the Close of Business on the Valuation Date, for which contingent and other appropriate liability reserves shall be established on the books of the Enhanced S&P 500 Fund (hereinafter "Net Assets"). The Mutual Funds Trust, on behalf of the Enhanced S&P 500 Fund, shall also retain any and all rights that it may have over and against any person that may have accrued up to and including the Close of Business on the Valuation Date. The Mutual Funds Trust agrees to use commercially reasonable efforts to identify all of the Enhanced S&P 500 Fund's Liabilities prior to the Valuation Date and to discharge all such known Liabilities on or prior to the Valuation Date.

(b)         Subject to the terms and conditions of this Agreement, and in reliance on the representations and warranties of the Mutual Funds Trust herein contained, and in consideration of such sale, conveyance, transfer, and delivery, the Index Trust agrees at the Closing to assume the Liabilities, on behalf of the S&P 500 Index Fund, and to deliver to the Enhanced S&P 500 Fund: (i) the number of S&P 500 Index Fund Class A Shares, determined by dividing the net asset value per share of S&P 500 Index Fund Class A Shares as of the Close of Business on the Valuation Date by the net asset value per share of Enhanced S&P 500 Fund Class A Shares as of Close of Business on the Valuation Date, and multiplying the result by the number of outstanding shares of the Enhanced S&P 500 Fund Class A Shares as of Close of Business on the Valuation Date; (ii) the number of S&P 500 Index Fund Class B Shares, determined by dividing the net asset value per share of S&P 500 Index Fund Class B Shares as of Close of Business on the Valuation Date by the net asset value per share of Enhanced S&P 500 Fund Class B Shares as of Close of Business on the Valuation Date, and multiplying the result by the number of outstanding shares of Enhanced S&P 500 Fund Class B Shares as of Close of Business on the Valuation Date; (iii) the number of S&P 500 Index Fund Class C-2 Shares, determined by dividing the net asset value per share of S&P 500 Index Fund Class C Shares as of Close of Business on the Valuation Date by the net asset value per share of Enhanced S&P 500 Fund Class C Shares as of Close of Business on the Valuation Date, and multiplying the result by the number of outstanding shares of Enhanced S&P 500 Fund Class C Shares as of Close of Business on the Valuation Date; and (iv) the number of S&P 500 Index Fund Class Y Shares, determined by dividing the net asset value per share of S&P 500 Index Fund Class Y Shares as of Close of Business on the Valuation Date by the net asset value per share of Enhanced S&P 500 Fund Class Y Shares as of Close of Business on the Valuation Date, and multiplying the result by the number of outstanding shares of Enhanced S&P 500 Fund Class Y Shares as of Close of Business on the Valuation Date. All such values shall be determined in the manner and as of the time set forth in Section 2 hereof.

(c)         As soon as practicable following the Closing, the Enhanced S&P 500 Fund shall dissolve and distribute pro rata to its shareholders of record as of the Close of Business on the Valuation Date, the shares of beneficial interest of the S&P 500 Index Fund received by the Enhanced S&P 500 Fund pursuant to this Section 1. Such dissolution and distribution shall be accomplished by the establishment of accounts on the share records of the S&P 500 Index Fund of the type and in the amounts due such shareholders pursuant to this Section 1 based on their respective holdings of shares of the Enhanced S&P 500 Fund as of the Close of Business on the Valuation Date. Fractional shares of beneficial interest of the S&P 500 Index Fund shall be carried to the third decimal place. No certificates representing shares of beneficial interest of the S&P 500 Index Fund will be issued to shareholders of the Enhanced S&P 500 Fund.

(d)         At the Closing, each shareholder of record of the Enhanced S&P 500 Fund as of the record date (the "Distribution Record Date") with respect to any unpaid dividends and other distributions that were declared prior to the Closing, including any dividend or distribution declared pursuant to Section 9(e) hereof, shall have the right to receive such unpaid dividends and distributions with respect to the shares of the Enhanced S&P 500 Fund that such person had on such Distribution Record Date.

                        2.            Valuation

(a)         The value of the Enhanced S&P 500 Fund's Net Assets to be acquired by the S&P 500 Index Fund hereunder shall be computed as of the Close of Business on the Valuation Date using the valuation procedures set forth in the Enhanced S&P 500 Fund's currently effective prospectus and statement of additional information.

(b)         The net asset value of a share of beneficial interest of the S&P 500 Index Fund Class A Shares, the S&P 500 Index Fund Class B Shares, the S&P 500 Index Fund Class C-2 Shares and the S&P 500 Index Fund Class Y Shares shall be determined to the nearest full cent as of the Close of Business on the Valuation Date, using the valuation procedures set forth in the S&P 500 Index Fund's currently effective prospectus and statement of additional information.

(c)         The net asset value of a share of beneficial interest of the Enhanced S&P 500 Fund Class A Shares, Enhanced S&P 500 Fund Class B Shares, Enhanced S&P 500 Fund Class C Shares, and Enhanced S&P 500 Fund Class Y Shares shall be determined to the nearest full cent as of the Close of Business on the Valuation Date, using the valuation procedures as set forth in the Enhanced S&P 500 Fund's currently effective prospectus and statement of additional information.

3.         Closing and Valuation Date

The Valuation Date shall be __________, 2003, or such later date as may be mutually agreed to in writing by the Index Trust and the Mutual Funds Trust. The Closing shall take place at the principal office of UBS Global Asset Management (US) Inc., 51 West 52nd Street, New York, New York 10019-6114, at approximately 10:00 a.m. Eastern time on the first business day following the Valuation Date. Notwithstanding anything herein to the contrary, in the event that on the Valuation Date (a) the NYSE shall be closed to trading or trading thereon shall be restricted, or (b) trading or the reporting of trading on such exchange or elsewhere shall be disrupted so that, in the judgment of the officers of the Index Trust or Mutual Funds Trust, accurate appraisal of the value of the net assets of the Enhanced S&P 500 Fund or the S&P 500 Index Fund is impracticable, the Valuation Date shall be postponed until the first business day after the day when trading shall have been fully resumed without restriction or disruption, reporting shall have been restored and accurate appraisal of the value of the net assets of the Enhanced S&P 500 Fund and the S&P 500 Index Fund is practicable in the judgment of the officers of the Index Trust and the Mutual Funds Trust.

The Mutual Funds Trust shall have provided for delivery as of the Closing of those Net Assets of the Enhanced S&P 500 Fund to be transferred to the S&P 500 Index Fund's custodian, State Street Bank and Trust Company, 1776 Heritage Drive, North Quincy, Massachusetts 02171. Also, the Mutual Funds Trust shall deliver at the Closing a list of names and addresses of the shareholders of record of Enhanced S&P 500 Fund Class A Shares, Enhanced S&P 500 Fund Class B Shares, Enhanced S&P 500 Fund Class C Shares and Enhanced S&P 500 Fund Class Y Shares, and the number of shares of beneficial interest of such classes owned by each such shareholder, indicating thereon which such shares are represented by outstanding certificates (if any) and which by book-entry accounts, all as of the Close of Business on the Valuation Date, certified by its transfer agent, or by its President or Vice President to the best of their knowledge and belief. The Index Trust shall issue and deliver a certificate or certificates evidencing the shares of the S&P 500 Index Fund to be delivered at the Closing to said transfer agent registered in such manner as the Mutual Funds Trust may request, or provide evidence satisfactory to the Mutual Funds Trust that such shares of beneficial interest of the S&P 500 Index Fund have been registered in an open account on the books of the S&P 500 Index Fund in such manner as the Mutual Funds Trust may request.

4.         Representations and Warranties by the Mutual Funds Trust

The Mutual Funds Trust represents and warrants to the Index Trust that:

(a)         The Mutual Funds Trust is a statutory trust duly organized under the laws of the State of Delaware on December 23, 1999, and is validly existing and in good standing under the laws of that State. The Mutual Funds Trust, of which the Enhanced S&P 500 Fund is a separate series, is duly registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. Such registration is in full force and effect as of the date hereof and will be in full force and effect as of the Closing and all of the shares of the Mutual Funds Trust sold have been sold pursuant to an effective registration statement filed under the 1933 Act, except for any shares sold pursuant to the private offering exemption under the 1933 Act.

(b)         The Mutual Funds Trust is authorized to issue an unlimited number of shares of beneficial interest of the Enhanced S&P 500 Fund, $0.001 par value. Each outstanding share of the Enhanced S&P 500 Fund is duly and validly issued, fully paid, non-assessable and has full voting rights and, except for any such shares sold pursuant to the private offering exemption, is fully transferable.

(c)         The financial statements appearing in the Enhanced S&P 500 Fund Annual Report to Shareholders for the fiscal year ended September 30, 2002, audited by Ernst & Young LLP, and the unaudited financial statements appearing in the Enhanced S&P 500 Fund Semi-Annual Report to Shareholders for the six-month period ended March 31, 2003, copies of which have been delivered to the Index Trust, fairly present the financial position of the Enhanced S&P 500 Fund as of the dates indicated, and the results of its operations for the periods indicated, in conformity with generally accepted accounting principles applied on a consistent basis.

(d)         The books and records of the Enhanced S&P 500 Fund made available to the Index Trust and/or its counsel are true and correct in all material respects and contain no material omissions with respect to the business and operations of the Enhanced S&P 500 Fund.

(e)         The statement of assets and liabilities to be furnished by the Mutual Funds Trust as of the Close of Business on the Valuation Date for the purpose of determining the number of shares of beneficial interest of the S&P 500 Index Fund to be issued pursuant to Section 1 hereof will accurately reflect the Net Assets of the Enhanced S&P 500 Fund and outstanding shares of beneficial interest, as of such date, in conformity with generally accepted accounting principles applied on a consistent basis.

(f)         At the Closing, the Mutual Funds Trust will have good and marketable title to all of the securities and other assets shown on its statement of assets and liabilities referred to in subsection (e) above, free and clear of all liens or encumbrances of any nature whatsoever except such restrictions as might arise under the 1933 Act with respect to privately placed or otherwise restricted securities that it may have acquired in the ordinary course of business and such imperfections of title or encumbrances as do not materially detract from the value or use of the assets subject thereto, or materially affect title thereto.

(g)         The Mutual Funds Trust has the necessary power and authority to conduct its business and the business of the Enhanced S&P 500 Fund as such businesses are now being conducted.

(h)         The Mutual Funds Trust is not a party to or obligated under any provision of its Trust Instrument, as amended ("Mutual Funds' Trust Instrument"), By-laws, as amended ("By-laws"), or any material contract or any other material commitment or obligation, and is not subject to any order or decree that would be violated by its execution of or performance under this Agreement and Plan of Reorganization.

(i)         The Mutual Funds Trust has full power and authority to enter into and perform its obligations under this Agreement, subject to approval of the Plan of Reorganization by the Enhanced S&P 500 Fund's shareholders. Except as provided in the immediately preceding sentence, the execution, delivery and performance of this Agreement have been duly and validly authorized, executed and delivered by the Mutual Funds Trust, and this Agreement constitutes its legal, valid and binding obligation enforceable against it in accordance with its terms, subject as to enforcement to the effect of bankruptcy, insolvency, reorganization, arrangement among creditors, moratorium, fraudulent transfer or conveyance, and other similar laws of general applicability relating to or affecting creditor's rights and to general equity principles.

(j)         Neither the Mutual Funds Trust nor the Enhanced S&P 500 Fund is under the jurisdiction of a Court in a Title 11 or similar case within the meaning of Section 368(a)(3)(A) of the Code.

(k)         The Mutual Funds Trust does not have any unamortized or unpaid organizational fees or expenses that are allocable to the Enhanced S&P 500 Fund.

(l)         For each taxable year of its operation (including the taxable year ending on the Closing), the Enhanced S&P 500 Fund has met (or will meet) the requirements of Subchapter M of the Code for qualification as a regulated investment company, has been (or will be) eligible to and has computed (or will compute) its Federal income tax under Section 852 of the Code, and will have distributed all of its investment company taxable income and net capital gain (as defined in the Code) that has accrued through the Closing, and on or before the Closing will have declared dividends sufficient to distribute all of its investment company taxable income and net capital gain for the period ending on the Closing.

(m)         The Mutual Funds Trust, or its agents, (i) holds a valid tax identification number certification form for each Enhanced S&P 500 Fund shareholder of record, which form can be associated with reportable payments made by the Enhanced S&P 500 Fund to such shareholder, and/or (ii) has otherwise timely instituted the appropriate backup withholding procedures with respect to such shareholder as provided by Section 3406 of the Code.

5.         Representations and Warranties by the Index Trust

The Index Trust represents and warrants to the Mutual Funds Trust that:

(a)         The Index Trust is a statutory trust duly organized under the laws of the State of Delaware on May 27, 1997, and is validly existing and in good standing under the laws of that State. The Index Trust, of which the S&P 500 Index Fund is a separate series of shares, is duly registered under the 1940 Act, as an open-end management investment company, such registration is in full force and effect as of the date hereof or will be in full force and effect as of the Closing and all of its shares sold have been sold pursuant to an effective registration statement filed under the 1933 Act, except for any shares sold pursuant to a private offering exemption under the 1933 Act.

(b)         The Index Trust is authorized to issue an unlimited number of shares of beneficial interest, $0.001 par value, of the S&P 500 Index Fund. Each outstanding share of the S&P 500 Index Fund is fully paid, non-assessable and has full voting rights and, except for any shares sold pursuant to a private offering exemption, is fully transferable. The shares of beneficial interest of the S&P 500 Index Fund to be issued pursuant to Section 1 hereof will, upon their issuance, be duly and validly issued and fully paid and non-assessable, fully transferable and have full voting rights.

(c)         At the Closing, each class of shares of beneficial interest of the S&P 500 Index Fund to be issued pursuant to this Agreement will be eligible for offering to the public in those states of the United States and jurisdictions in which the corresponding class of shares of the Enhanced S&P 500 Fund are presently eligible for offering to the public, and there are an unlimited number of shares registered under the 1933 Act such that there is a sufficient number of such shares to permit the transfers contemplated by this Agreement to be consummated.

(d)         The statement of assets and liabilities of the S&P 500 Index Fund to be furnished by the Index Trust as of the Close of Business on the Valuation Date for the purpose of determining the number of shares of beneficial interest of the S&P 500 Index Fund to be issued pursuant to Section 1 hereof will accurately reflect the net assets of the S&P 500 Index Fund and outstanding shares of beneficial interest, as of such date, in conformity with generally accepted accounting principles applied on a consistent basis.

(e)         At the Closing, the Index Trust will have good and marketable title to all of the securities and other assets shown on the statement of assets and liabilities referred to in subsection (d) above, free and clear of all liens or encumbrances of any nature whatsoever, except such restrictions as might arise under the 1933 Act with respect to privately placed or otherwise restricted securities that it may have acquired in the ordinary course of business and such imperfections of title or encumbrances as do not materially detract from the value or use of the assets subject thereto, or materially affect title thereto.

(f)         The Index Trust has the necessary power and authority to conduct its business and the business of the S&P 500 Index Fund as such businesses are now being conducted.

(g)         The Index Trust is not a party to or obligated under any provision of its Amended and Restated Index Trust Instrument, as amended ("Index Trust's Trust Instrument") and Amended and Restated By-laws, as amended ("By-laws"), or any material contract or any other material commitment or obligation, and is not subject to any order or decree that would be violated by its execution of or performance under this Agreement.

(h)         The Index Trust has full power and authority to enter into and perform its obligations under this Agreement. The execution, delivery and performance of this Agreement have been duly and validly authorized, executed and delivered by it, and this Agreement constitutes its legal, valid and binding obligation, enforceable against it in accordance with its terms, subject in all respects to the effects of bankruptcy, insolvency, reorganization, arrangements among creditors, moratorium, fraudulent transfer or conveyance, and other similar laws of general applicability relating to or affecting creditors rights and to general equity principles.

(i)         Neither the Index Trust nor the S&P 500 Index Fund is under the jurisdiction of a Court in a Title 11 or similar case within the meaning of Section 368(a)(3)(A) of the Code.

(j)         The books and records of the S&P 500 Index Fund made available to the Mutual Funds Trust and/or its counsel are true and correct in all material respects and contain no material omissions with respect to the business and operations of the S&P 500 Index Fund.

(k)         For each taxable year of its operation (including the taxable year that includes the Closing), the S&P 500 Index Fund has met (or will meet) the requirements of Subchapter M of the Code for qualification as a regulated investment company, has been eligible to (or will be eligible to) and has computed (or will compute) its Federal income tax under Section 852 of the Code, and has distributed all of its investment company taxable income and net capital gain (as defined in the Code) for periods ending prior to the Closing.

6.	Representations and Warranties by the Mutual Funds Trust and the Index Trust

The Mutual Funds Trust and the Index Trust each represents and warrants to the other that:

(a)         There are no legal, administrative or other proceedings or investigations against it, or, to its knowledge, threatened against it, that would materially affect its financial condition or its ability to consummate the transactions contemplated by this Agreement. It is not charged with, or to its knowledge, threatened with, any violation or investigation of any possible violation of any provisions of any federal, state or local law or regulation or administrative ruling relating to any aspect of its business.

(b)         There are no known actual or proposed deficiency assessments with respect to any taxes payable by it.

(c)         It has duly and timely filed, on behalf of the Enhanced S&P 500 Fund or the S&P 500 Index Fund, as appropriate, all Tax (as defined below) returns and reports (including information returns), which are required to be filed by such Enhanced S&P 500 Fund or S&P 500 Index Fund, and all such returns and reports accurately state the amount of Tax owed for the periods covered by the returns, or, in the case of information returns, the amount and character of income required to be reported by such Enhanced S&P 500 Fund or S&P 500 Index Fund. On behalf of the Enhanced S&P 500 Fund or the S&P 500 Index Fund, as appropriate, it has paid or made provision and properly accounted for all Taxes (as defined below) due or properly shown to be due on such returns and reports. The amounts set up as provisions for Taxes in the books and records of the Enhanced S&P 500 Fund or S&P 500 Index Fund, as appropriate, as of the Close of Business on the Valuation Date will, to the extent required by generally accepted accounting principles, be sufficient for the payment of all Taxes of any kind, whether accrued, due, absolute, contingent or otherwise, which were or which may be payable by the Enhanced S&P 500 Fund or S&P 500 Index Fund, as appropriate, for any periods or fiscal years prior to and including the Close of Business on the Valuation Date, including all Taxes imposed before or after the Close of Business on the Valuation Date that are attributable to any such period or fiscal year. No return filed by it, on behalf of the Enhanced S&P 500 Fund or S&P 500 Index Fund, as appropriate, is currently being audited by the Internal Revenue Service or by any state or local taxing authority. As used in this Agreement, "Tax" or "Taxes" means all federal, state, local and foreign (whether imposed by a country or political subdivision or authority thereunder) income, gross receipts, excise, sales, use, value added, employment, franchise, profits, property, ad valorem or other taxes, stamp taxes and duties, fees, assessments or charges, whether payable directly or by withholding, together with any interest and any penalties, additions to tax or additional amounts imposed by any taxing authority (foreign or domestic) with respect thereto. To its knowledge, there are no levies, liens or encumbrances relating to Taxes existing, threatened or pending with respect to the assets of the Enhanced S&P 500 Fund or S&P 500 Index Fund, as appropriate.

(d)         All information provided to the Mutual Funds Trust by the Index Trust, and by the Mutual Funds Trust to the Index Trust, for inclusion in, or transmittal with, the Prospectus/Proxy Statement with respect to this Agreement pursuant to which approval of the Enhanced S&P 500 Fund shareholders will be sought, does not contain an untrue statement of a material fact, or omit to state a material fact required to be stated in order to make the statements made therein, in light of the circumstances under which they were made, not misleading.

(e)         Except in the case of the Mutual Funds Trust with respect to the approval of the Enhanced S&P 500 Fund's shareholders of the Agreement, no consent, approval, authorization or order of any court or governmental authority, or of any other person or entity, is required for the consummation of the transactions contemplated by this Agreement, except as may be required by the 1933 Act, the Securities Exchange Act of 1934, as amended (the "1934 Act"), the 1940 Act, or state securities laws or Delaware statutory trust laws (including, in the case of each of the foregoing, the rules and regulations thereunder).

7.         Covenants of the Mutual Funds Trust

(a)         The Mutual Funds Trust covenants to operate the business of the Enhanced S&P 500 Fund as presently conducted between the date hereof and the Closing.

(b)         The Mutual Funds Trust undertakes that the Enhanced S&P 500 Fund will not acquire the shares of beneficial interest of the S&P 500 Index Fund for the purpose of making distributions thereof other than to the Enhanced S&P 500 Fund's shareholders.

(c)         The Mutual Funds Trust covenants that by the Closing, all of the Enhanced S&P 500 Fund's federal and other Tax returns and reports (including information returns) required by law to be filed on or before such date shall have been filed and all federal and other Taxes shown as due on said returns shall have either been paid or adequate liability reserves shall have been provided for the payment of such Taxes.

(d)         The Mutual Funds Trust will at the Closing provide the Index Trust with a copy of the shareholder ledger accounts, including, without limitation, the name, address and taxpayer identification number of each shareholder of record, the number of shares held by each shareholder, the dividend reinvestment elections applicable to each shareholder, and the backup withholding and nonresident alien withholding certifications, notices or records on file with the Mutual Funds Trust with respect to each shareholder, for all shareholders of record of the Enhanced S&P 500 Fund shares as of the Close of Business on the Valuation Date, who are to become shareholders of the S&P 500 Index Fund as a result of the transfer of assets that is the subject of this Agreement, certified by its transfer agent or its President or its Vice President to the best of their knowledge and belief.

(e)         The Mutual Funds Trust agrees to mail to each shareholder of record of the Enhanced S&P 500 Fund entitled to vote at the meeting of shareholders at which action on this Agreement is to be considered, in sufficient time to comply with requirements as to notice thereof, a Prospectus/Proxy Statement that complies in all material respects with the applicable provisions of Section 14(a) of the 1934 Act, and Section 20(a) of the 1940 Act, and the rules and regulations, respectively, thereunder.

(f)         The Mutual Funds Trust shall supply to the Index Trust, at the Closing, the statement of the assets and liabilities described in Section 4(e) of this Agreement in conformity with the requirements described in such Section.

(g)         As soon as is reasonably practicable after the Closing, the Enhanced S&P 500 Fund will make a liquidating distribution to its shareholders consisting of the S&P 500 Index Fund Shares received at the Closing.

8.         Covenants of the Index Trust

(a)         The Index Trust covenants that the shares of beneficial interest of the S&P 500 Index Fund to be issued and delivered to the Enhanced S&P 500 Fund pursuant to the terms of Section 1 hereof shall have been duly authorized as of the Closing and, when so issued and delivered, shall be registered under the 1933 Act, duly and validly issued, and fully paid and non-assessable, and no shareholder of the S&P 500 Index Fund shall have any statutory or contractual preemptive right of subscription or purchase in respect thereof.

(b)         The Index Trust covenants to operate the business of the S&P 500 Index Fund as presently conducted between the date hereof and the Closing.

(c)         The Index Trust covenants that by the Closing, all of the S&P 500 Index Fund's federal and other tax returns and reports required by law to be filed on or before such date shall have been filed and all federal and other taxes shown as due on said returns shall have either been paid or adequate liability reserves shall have been provided for the payment of such taxes.

(d)         The Index Trust shall supply to the Mutual Funds Trust, at the Closing, the statement of assets and liabilities described in Section 5(d) of this Agreement in conformity with the requirements described in such Section.

(e)         The Index Trust will file with the United States Securities and Exchange Commission (the "Commission") a Registration Statement on Form N-14 under the 1933 Act ("Registration Statement"), relating to the shares of beneficial interest of the S&P 500 Index Fund issuable hereunder, and will use its best efforts to provide that such Registration Statement becomes effective as promptly as practicable. At the time such Registration Statement becomes effective, it (i) will comply in all material respects with the applicable provisions of the 1933 Act, the 1934 Act and the 1940 Act, and the rules and regulations promulgated thereunder; and (ii) will not contain an untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading. At the time the Registration Statement becomes effective, at the time of the Enhanced S&P 500 Fund's shareholders' meeting, and at the Closing, the prospectus and statement of additional information included in the Registration Statement will not contain an untrue statement of a material fact or omit to state a material fact necessary to make the statements therein, in the light of the circumstances under which they were made, not misleading.

9.	Conditions Precedent to be Fulfilled by the Mutual Funds Trust and the Index Trust

The obligations of the Mutual Funds Trust and the Index Trust to effectuate this Agreement and the Plan of Reorganization hereunder shall be subject to the following respective conditions:

(a)         That (i) all the representations and warranties of the other party contained herein shall be true and correct in all material respects as of the Closing with the same effect as though made as of and at such date; (ii) the other party shall have performed all obligations required by this Agreement to be performed by it at or prior to the Closing; and (iii) the other party shall have delivered to such party a certificate signed by the President or Vice President and by the Secretary or equivalent officer to the foregoing effect.

(b)         That the other party shall have delivered to such party a copy of the resolutions approving this Agreement adopted by the other party's Board of Trustees, certified by the Secretary or equivalent officer.

(c)         That the Commission shall not have issued an unfavorable advisory report under Section 25(b) of the 1940 Act, nor instituted nor threatened to institute any proceeding seeking to enjoin the consummation of the reorganization contemplated hereby under Section 25(c) of the 1940 Act, and no other legal, administrative or other proceeding shall be instituted or threatened that would materially and adversely affect the financial condition of either party or would prohibit the transactions contemplated hereby.

(d)         That this Agreement and the Plan of Reorganization and the transactions contemplated hereby shall have been approved by the appropriate action of the shareholders of the Enhanced S&P 500 Fund at a special meeting or any adjournment thereof.

(e)         That the Enhanced S&P 500 Fund shall have declared a distribution or distributions prior to the Valuation Date that, together with all previous distributions, shall have the effect of distributing to its shareholders (i) all of its ordinary income and all of its capital gain net income, if any, for the period from the close of its last fiscal year to the Close of Business on the Valuation Date, and (ii) any undistributed ordinary income and capital gain net income from any prior period. Capital gain net income has the meaning given such term by Section 1222(9) of the Code.

(f)         That prior to or at the Closing, the Mutual Funds Trust and the Index Trust shall receive an opinion from Dechert LLP ("Dechert") to the effect that, provided the reorganization contemplated hereby is carried out in accordance with this Agreement, the laws of the State of Delaware, and in accordance with the representations provided by the Mutual Funds Trust and the Index Trust in certificates delivered to Dechert:

(1)         The acquisition by the S&P 500 Index Fund of substantially all of the assets and the assumption of the liabilities of the Enhanced S&P 500 Fund in exchange solely for the S&P 500 Index Fund shares to be issued pursuant to Section 1 hereof, followed by the distribution by the Enhanced S&P 500 Fund to its shareholders of the S&P 500 Index Fund shares in complete liquidation of the Enhanced S&P 500 Fund, will qualify as a reorganization within the meaning of Section 368(a)(1) of the Code, and the S&P 500 Index Fund and the Enhanced S&P 500 Fund will each be a "party to the reorganization" within the meaning of Section 368(b) of the Code;

(2)         No gain or loss will be recognized by the Enhanced S&P 500 Fund upon the transfer of substantially all of its assets to and the assumption of the liabilities by the S&P 500 Index Fund in exchange solely for the voting shares of the S&P 500 Index Fund (to be issued in accordance with Section 1 hereof) under Section 361(a) and Section 357(a) of the Code, except that Dechert will not express any opinion as to contracts described in Section 1256(b) of the Code or as to accrued market discount;

(3)         No gain or loss will be recognized by the S&P 500 Index Fund upon the receipt by it of substantially all of the assets and the assumption of the liabilities of the Enhanced S&P 500 Fund in exchange solely for the voting shares of the S&P 500 Index Fund (to be issued in accordance with Section 1 hereof) under Section 1032(a) of the Code;

(4)         No gain or loss will be recognized by the Enhanced S&P 500 Fund upon the distribution of the S&P 500 Index Fund shares to the Enhanced S&P 500 Fund shareholders in accordance with Section 1 hereof in liquidation of the Enhanced S&P 500 Fund under Section 361(c)(1) of the Code;

(5)         The basis of the assets of the Enhanced S&P 500 Fund received by the S&P 500 Index Fund will be the same as the basis of such assets to the Enhanced S&P 500 Fund immediately prior to the exchange under Section 362(b) of the Code;

(6)         The holding period of the assets of the Enhanced S&P 500 Fund received by the S&P 500 Index Fund will include the period during which such assets were held by the Enhanced S&P 500 Fund under Section 1223(2) of the Code;

(7)         No gain or loss will be recognized by the shareholders of the Enhanced S&P 500 Fund upon the exchange of their shares in the Enhanced S&P 500 Fund for the voting shares (including fractional shares to which they may be entitled) of the S&P 500 Index Fund (to be issued in accordance with Section 1 hereof) under Section 354(a) of the Code;

(8)         The basis of the S&P 500 Index Fund shares received by the Enhanced S&P 500 Fund shareholders in accordance with Section 1 hereof (including fractional shares to which they may be entitled) will be the same as the basis of the shares of the Enhanced S&P 500 Fund exchanged therefor under Section 358(a)(1) of the Code; and

(9)         The holding period of the S&P 500 Index Fund shares received by the Enhanced S&P 500 Fund's shareholders in accordance with Section 1 hereof (including fractional shares to which they may be entitled) will include the holding period of the Enhanced S&P 500 Fund's shares surrendered in exchange therefor, provided that the Enhanced S&P 500 Fund shares were held as a capital asset on the date of the Reorganization under Section 1223(l) of the Code.

(g)         That the Index Trust shall have received an opinion in form and substance reasonably satisfactory to it from Dechert, counsel to the Mutual Funds Trust, to the effect that, subject in all respects to the effects of bankruptcy, insolvency, arrangement among creditors, moratorium, fraudulent transfer or conveyance, and other similar laws of general applicability relating to or affecting creditors' rights and to general equity principles:

(1)         The Mutual Funds Trust was created as a statutory trust under the laws of the State of Delaware on December 23, 1999, and is validly existing and in good standing under the laws of the State of Delaware;

(2)         The Mutual Funds Trust is authorized to issue an unlimited number of shares of beneficial interest, $0.001 par value, of the Mutual Funds Trust and of the Enhanced S&P 500 Fund. Assuming that the initial shares of beneficial interest of the Enhanced S&P 500 Fund were issued in accordance with the 1940 Act, and the Mutual Funds Trust Instrument and its By-laws, and that all other such outstanding shares of the Enhanced S&P 500 Fund were sold, issued and paid for in accordance with the terms of the Enhanced S&P 500 Fund prospectus in effect at the time of such sales, each such outstanding share is duly and validly issued, fully paid, non-assessable, and except for any shares sold pursuant to a private offering exemption, is fully transferable and has full voting rights;

(3)         The Mutual Funds Trust is an open-end management investment company registered as such under the 1940 Act;

(4)         Except as disclosed in the Enhanced S&P 500 Fund's currently effective prospectus, such counsel does not know of any material suit, action, or legal or administrative proceeding pending or threatened against the Mutual Funds Trust, the unfavorable outcome of which would materially and adversely affect the Mutual Funds Trust or the Enhanced S&P 500 Fund;

(5)         To such counsel's knowledge, no consent, approval, authorization or order of any court, governmental authority or agency is required for the consummation by the Mutual Funds Trust of the transactions contemplated by this Agreement, except such as have been obtained under the 1933 Act, the 1934 Act, the 1940 Act, and Delaware laws (including, in the case of each of the foregoing, the rules and regulations thereunder) and such as may be required under state securities laws;

(6)         Neither the execution, delivery nor performance of this Agreement by the Mutual Funds Trust violates any provision of the Mutual Funds Trust Instrument, its By-laws, or the provisions of any agreement or other instrument, known to such counsel to which the Mutual Funds Trust is a party or by which the Mutual Funds Trust is otherwise bound; and

(7)         This Agreement has been duly and validly authorized, executed and delivered by the Mutual Funds Trust and represents the legal, valid and binding obligation of the Mutual Funds Trust and is enforceable against the Mutual Funds Trust in accordance with its terms.

In giving the opinions set forth above, Dechert may state that it is relying on certificates of the officers of the Mutual Funds Trust with regard to matters of fact and certain certifications and written statements of governmental officials with respect to the good standing of the Mutual Funds Trust.

(h)         That the Mutual Funds Trust shall have received an opinion in form and substance reasonably satisfactory to it from Dechert, counsel to the Index Trust, to the effect that, subject in all respects to the effects of bankruptcy, insolvency, arrangement among creditors, moratorium, fraudulent transfer or conveyance, and other similar laws of general applicability relating to or affecting creditors' rights and to general equity principles:

(1)         The Index Trust is a statutory trust and was created under the laws of the State of Delaware on May 27, 1997, and is validly existing and in good standing under the laws of the State of Delaware;

(2)         The Index Trust is authorized to issue an unlimited number of shares of beneficial interest, $0.001 par value. Assuming that the initial shares of beneficial interest of the S&P 500 Index Fund were issued in accordance with the 1940 Act and the Index Trust's Trust Instrument and its By-laws, and that all other such outstanding shares of the S&P 500 Index Fund were sold, issued and paid for in accordance with the terms of the S&P 500 Index Fund's prospectus in effect at the time of such sales, each such outstanding share is duly and validly issued, fully paid, non-assessable, freely transferable and has full voting rights;

(3)         The Index Trust is an open-end management investment company registered as such under the 1940 Act;

(4)         Except as disclosed in the S&P 500 Index Fund's currently effective prospectus, such counsel does not know of any material suit, action, or legal or administrative proceeding pending or threatened against the Index Trust, the unfavorable outcome of which would materially and adversely affect the Index Trust or the S&P 500 Index Fund;

(5)         The shares of beneficial interest of the S&P 500 Index Fund to be issued pursuant to the terms of Section 1 hereof have been duly authorized and, when issued and delivered as provided in this Agreement, will have been duly and validly issued and fully paid and will be non-assessable by the Index Trust or the S&P 500 Index Fund, and to such counsel's knowledge, no shareholder has any preemptive right to subscription or purchase in respect thereof;

(6)         To such counsel's knowledge, no consent, approval, authorization or order of any court, governmental authority or agency is required for the consummation by the Index Trust of the transactions contemplated by this Agreement, except such as have been obtained under the 1933 Act, the 1934 Act, the 1940 Act, and Delaware laws (including, in the case of each of the foregoing, the rules and regulations thereunder and such as may be required under state securities laws);

(7)         Neither the execution, delivery nor performance of this Agreement by the Index Trust violates any provision of the Index Trust's Trust Instrument, its By-laws, or the provisions of any agreement or other instrument, known to such counsel to which the Index Trust is a party or by which the Index Trust is otherwise bound; and

(8)         This Agreement has been duly and validly authorized, executed and delivered by the Index Trust and represents the legal, valid and binding obligation of the Index Trust and is enforceable against the Index Trust in accordance with its terms.

In giving the opinions set forth above in paragraphs (f) and (g) of this Section 9, Dechert may state that it is relying on certificates of the officers of the Index Trust with regard to matters of fact and certain certifications and written statements of governmental officials with respect to the good standing of the Index Trust.

(i)         That the Index Trust's Registration Statement with respect to the shares of beneficial interest of the S&P 500 Index Fund to be delivered to the Enhanced S&P 500 Fund's shareholders in accordance with Section 1 hereof shall have become effective, and no stop order suspending the effectiveness of the Registration Statement or any amendment or supplement thereto, shall have been issued prior to the Closing or shall be in effect at the Closing, and no proceedings for the issuance of such an order shall be pending or threatened on that date.

(j)         That the shares of beneficial interest of the S&P 500 Index Fund to be delivered in accordance with Section 1 hereof shall be eligible for sale by the Index Trust with each state commission or agency with which such eligibility is required in order to permit the shares lawfully to be delivered to each Enhanced S&P 500 Fund shareholder.

(k)         That at the Closing, the Mutual Funds Trust, on behalf of the Enhanced S&P 500 Fund, transfers to the S&P 500 Index Fund aggregate Net Assets of the Enhanced S&P 500 Fund comprising at least 90% in fair market value of the total net assets and 70% in fair market value of the total gross assets recorded on the books of the Enhanced S&P 500 Fund at the Close of Business on the Valuation Date.

10.         Brokerage Fees and Expenses; Other Agreements

(a)         The Mutual Funds Trust and the Index Trust each represents and warrants to the other that there are no broker or finders' fees payable by it in connection with the transaction provided for herein.

(b)         The expenses of entering into and carrying out the provisions of this Agreement, whether or not consummated, shall be borne exclusively by UBS Global Asset Management (US) Inc. No such expenses shall be borne by the Enhanced S&P 500 Fund or the S&P 500 Index Fund. The costs of the Reorganization shall include, but not be limited to, costs associated with obtaining any necessary order of exemption from the 1940 Act, if any, preparation of any necessary amendment to the Index Trust's registration statement for the Enhanced S&P 500 Fund or the S&P 500 Index Fund (including any supplements to the prospectuses or statements of additional information); printing and distributing the prospectus or any prospectus supplement; printing and distributing the proxy materials (if any) for the Enhanced S&P 500 Fund, legal fees, accounting fees, securities registration fees, and expenses of holding shareholders' meetings (if any). Notwithstanding any of the foregoing, expenses will in any event be paid by the party directly incurring such expenses if and to the extent that the payment by another person of such expenses would result in the disqualification of such party as a "regulated investment company" within the meaning of Section 851 of the Code.

(c)         Any other provision of this Agreement to the contrary notwithstanding, any liability of the Mutual Funds Trust under this Agreement with respect to any series of the Mutual Funds Trust, or in connection with the transactions contemplated herein with respect to any series of the Mutual Funds Trust, shall be discharged only out of the assets of that series of the Mutual Funds Trust, and no other series of the Mutual Funds Trust shall be liable with respect thereto.

(d)         Any other provision of this Agreement to the contrary notwithstanding, any liability of the Index Trust under this Agreement with respect to any series of the Index Trust, or in connection with the transactions contemplated herein with respect to any series of the Index Trust, shall be discharged only out of the assets of that series of the Index Trust, and no other series of the Index Trust shall be liable with respect thereto.

11.	Indemnification by the Mutual Funds Trust and the Enhanced S&P 500 Fund

The Mutual Funds Trust and the Enhanced S&P 500 Fund hereby agree to indemnify and hold the Index Trust and the S&P 500 Index Fund and each of them harmless from all loss, liability and expense (including reasonable counsel fees and expenses in connection with the contest of any claim) which the Index Trust or the S&P 500 Index Fund may incur or sustain by reason of the fact that (i) the Index Trust or the S&P 500 Index Fund shall be required to pay any obligation of the Mutual Funds Trust or the Enhanced S&P 500 Fund, whether consisting of Tax deficiencies or otherwise, based upon a claim or claims against the Mutual Funds Trust or the Enhanced S&P 500 Fund that were omitted or not fully reflected in the financial statements to be delivered to the Index Trust in connection with the Closing; (ii) any representations or warranties made by the Mutual Funds Trust in Sections 4 or 6 hereof should prove to be false or erroneous in any material respect; (iii) any covenant has been breached in any material respect; or (iv) any claim is made alleging that (a) the Prospectus/Proxy Statement delivered to the shareholders of the Enhanced S&P 500 Fund in connection with this transaction, or (b) the Registration Statement on Form N-14 of which such Prospectus/Proxy Statement forms a part, included an untrue statement of a material fact or omitted to state a material fact necessary to make the statements therein, in light of the circumstances under which they were made, not misleading, except insofar as such claim is based on written information furnished to the Mutual Funds Trust by the Index Trust, its investment adviser or distributor.

12.         Indemnification by the Index Trust and the S&P 500 Index Fund

The Index Trust and the S&P 500 Index Fund hereby agree to indemnify and hold the Trustees of the Mutual Funds Trust and the Enhanced S&P 500 Fund harmless from all loss, liability and expenses (including reasonable counsel fees and expenses in connection with the contest of any claim) which the Mutual Funds Trust or the Enhanced S&P 500 Fund may incur or sustain by reason of the fact that (i) any representations or warranties made by the Index Trust in Sections 5 or 6 hereof should prove false or erroneous in any material respect; (ii) any covenant has been breached by the Index Trust or the S&P 500 Index Fund in any material respect; or (iii) any claim is made alleging that (a) the Prospectus/Proxy Statement delivered to the shareholders of the Enhanced S&P 500 Fund in connection with this transaction, or (b) the Registration Statement on Form N-14 of which such Prospectus/Proxy Statement forms a part, included an untrue statement of a material fact or omitted to state a material fact necessary to make the statements therein, in light of the circumstances under which they were made, not misleading, except insofar as such claim is based on written information furnished to the Index Trust by the Mutual Funds Trust, its investment adviser or distributor.

13.         Notice of Claim of Indemnification

In the event that any claim is made against the Index Trust or the S&P 500 Index Fund in respect of which indemnity may be sought by the Index Trust or the S&P 500 Index Fund from the Mutual Funds Trust, the Enhanced S&P 500 Fund or the shareholders of the Enhanced S&P 500 Fund under Section 11 of this Agreement, or, in the event that any claim is made against the Mutual Funds Trust or the Enhanced S&P 500 Fund in respect of which indemnity may be sought by the Mutual Funds Trust or the Enhanced S&P 500 Fund from the Index Trust or the S&P 500 Index Fund under Section 12 of this Agreement, the party seeking indemnification (the "Indemnified Party") shall, with reasonable promptness and before payment of such claim, give written notice of such claim to the other party (the "Indemnifying Party"). If no objection as to the validity of the claim is made in writing to the Indemnified Party by the Indemnifying Party within thirty (30) days after giving notice hereunder, then, the Indemnified Party may pay such claim and shall be entitled to reimbursement therefor, pursuant to this Agreement. If, prior to the termination of such thirty-day period, objection in writing as to the validity of such claim is made to the Indemnified Party, the Indemnified Party shall withhold payment thereof until the validity of the claim is established (i) to the satisfaction of the Indemnifying Party; or (ii) by a final determination of a court of competent jurisdiction, whereupon the Indemnified Party may pay such claim and shall be entitled to reimbursement thereof, pursuant to this Agreement; or (iii) with respect to any Tax claims, within seven (7) calendar days following the earlier of (A) an agreement between the Mutual Funds Trust and the Index Trust that an indemnity amount is payable, (B) an assessment of a Tax by a taxing authority, or (C) a "determination" as defined in Section 1313(a) of the Code. For purposes of this Section 13, the term "assessment" shall have the same meaning as used in Chapter 63 of the Code and Treasury Regulations thereunder, or any comparable provision under the laws of the appropriate taxing authority. In the event of any objection by the Indemnifying Party, the Indemnifying Party shall promptly investigate the claim, and if it is not satisfied with the validity thereof, the Indemnifying Party shall conduct the defense against such claim. All costs and expenses incurred by the Indemnifying Party in connection with such investigation and defense of such claim shall be borne by it. These indemnification provisions are in addition to, and not in limitation of, any other rights the parties may have under applicable law.

14.         Termination; Waiver; Order

(a)         Anything contained in this Agreement to the contrary notwithstanding, this Agreement may be terminated and the Plan of Reorganization abandoned at any time (whether before or after approval thereof by the shareholders of the Enhanced S&P 500 Fund) prior to the Closing as follows:

(1)         by mutual consent of the Mutual Funds Trust and the Index Trust in writing;

(2)         by the Index Trust if any condition precedent to its obligations set forth in Section 9 has not been fulfilled or waived by the Index Trust in writing; or

(3)         by the Mutual Funds Trust if any condition precedent to its obligations set forth in Section 9 has not been fulfilled or waived by the Mutual Funds Trust in writing.

(b)         If the transactions contemplated by this Agreement have not been consummated by ____________, 2003, this Agreement shall automatically terminate on that date, unless a later date is agreed to in writing by both the Mutual Funds Trust and the Index Trust.

(c)         In the event of termination of this Agreement pursuant to the provisions hereof, the same shall become void and have no further effect, and there shall not be any liability on the part of either the Mutual Funds Trust or the Index Trust or persons who are their trustees, officers, agents or shareholders in respect of this Agreement.

(d)         At any time prior to the Closing, any of the terms or conditions of this Agreement may be waived by either the Mutual Funds Trust or the Index Trust, respectively (whichever is entitled to the benefit thereof).

(e)         The respective representations, warranties and covenants contained in Sections 4-8 hereof shall expire with, and be terminated by, the consummation of the Plan of Reorganization.

(f)         If any order or orders of the Commission with respect to this Agreement shall be issued prior to the Closing and shall impose any terms or conditions that are determined by action of the Board of Trustees of the Mutual Funds Trust or the Board of Trustees of the Index Trust to be acceptable, such terms and conditions shall be binding as if a part of this Agreement without further vote or approval of the shareholders of the Enhanced S&P 500 Fund, unless such further vote is required by applicable law, or by mutual consent of the parties.

15.	Final Tax Returns and Forms 1099 of the Enhanced S&P 500 Fund

(a)         After the Closing, the Mutual Funds Trust shall or shall cause its agents to prepare any federal, state or local Tax returns, including any Forms 1099, required to be filed by the Mutual Funds Trust with respect to the Enhanced S&P 500 Fund's final taxable year ending with its complete liquidation and for any prior periods or taxable years and shall further cause such Tax returns and Forms 1099 to be duly filed with the appropriate taxing authorities.

(b)         Notwithstanding the provisions of Section 1 hereof, any expenses incurred by the Mutual Funds Trust or the Enhanced S&P 500 Fund (other than for payment of Taxes) in connection with the preparation and filing of said Tax returns and Forms 1099 after the Closing, shall be borne by the Enhanced S&P 500 Fund to the extent such expenses have been or should have been accrued by the Enhanced S&P 500 Fund in the ordinary course without regard to the Plan of Reorganization contemplated by this Agreement.

16.         Cooperation and Exchange of Information

The Index Trust and the Mutual Funds Trust will provide each other and their respective representatives with such cooperation and information as either of them reasonably may request of the other in filing any Tax returns, amended return or claim for refund, determining a liability for Taxes or a right to a refund of Taxes or participating in or conducting any audit or other proceeding in respect of Taxes. Each party or their respective agents will retain for a period of six (6) years following the Closing all returns, schedules and work papers and all material records or other documents relating to Tax matters of the Enhanced S&P 500 Fund and S&P 500 Index Fund for its taxable period first ending after the Closing and for all prior taxable periods.

17.         Limitation of Liability

It is expressly agreed that the obligations of the Mutual Funds Trust and the Enhanced S&P 500 Fund hereunder shall not be binding upon any of the trustees, shareholders, nominees, officers, agents, or employees of the Mutual Funds Trust personally, but shall bind only the trust property of the Enhanced S&P 500 Fund, as provided in the Mutual Funds Trust Instrument. The execution and delivery of this Agreement have been authorized by the Trustees of the Mutual Funds Trust on behalf of Enhanced S&P 500 Fund and signed by authorized officers of the Mutual Funds Trust, acting as such. Neither the authorization by such Trustees, nor the execution and delivery by such officers, shall be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the trust property of the Enhanced S&P 500 Fund as provided in the Mutual Funds Trust Instrument.

It is expressly agreed that the obligations of the Index Trust and the S&P 500 Index Fund hereunder shall not be binding upon any of the trustees, shareholders, nominees, officers, agents, or employees of the Index Trust personally, but shall bind only the trust property of the S&P 500 Index Fund, as provided in the Index Trust's Trust Instrument. The execution and delivery of this Agreement have been authorized by the Trustees of the Index Trust on behalf of S&P 500 Index Fund and signed by authorized officers of the Index Trust, acting as such. Neither the authorization by such Trustees, nor the execution and delivery by such officers, shall be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the trust property of the S&P 500 Index Fund as provided in the Index Trust's Trust Instrument.

18.         Entire Agreement and Amendments

This Agreement embodies the entire Agreement between the parties and there are no agreements, understandings, restrictions, or warranties between the parties other than those set forth herein or herein provided for. This Agreement may be amended only by mutual consent of the parties in writing. Neither this Agreement nor any interest herein may be assigned without the prior written consent of the other party.

19.         Counterparts

This Agreement may be executed in any number of counterparts, each of which shall be deemed to be an original, but all such counterparts together shall constitute but one instrument.

20.         Notices

Any notice, report, or demand required or permitted by any provision of this Agreement shall be in writing and shall be deemed to have been given if delivered or mailed, first class postage prepaid, addressed to the Index Trust at 51 West 52nd Street, New York, New York 10019-6114, Attention: Secretary, or to the Mutual Funds Trust at 51 West 52nd Street, New York, New York 10019-6114, Attention: Secretary.

21.     Governing Law

This Agreement shall be governed by and carried out in accordance with the laws of the State of Delaware.

22.         Effect of Facsimile Signature

A facsimile signature of an authorized officer of a party hereto on this Agreement and/or any transfer document shall have the same effect as if executed in the original by such officer.

[REMAINDER OF PAGE IS INTENTIONALLY BLANK]

IN WITNESS WHEREOF, the Index Trust and Mutual Funds Trust have each caused this Agreement and Plan of Reorganization to be executed on its behalf by its duly authorized officers, all as of the day and year first-above written.

UBS INDEX TRUST, ON BEHALF OF THE UBS S&P 500 INDEX FUND
Attest:
________________________________________	____________________________________
By:__________________________________

Title:____________________________________	Title:_________________________________

UBS MUTUAL FUNDS TRUST, ON BEHALF OF THE UBS ENHANCED S&P 500 FUND
Attest:
_______________________________________	____________________________________

By:__________________________________

Title:____________________________________	Title:_________________________________

PLEASE SIGN, DATE AND RETURN
YOUR PROXY TODAY.

Please detach at perforation before mailing.

PROXY                                                                                                                                                                       PROXY

SPECIAL MEETING OF SHAREHOLDERS OF
UBS ENHANCED S&P 500 FUND

October ___, 2003

This proxy is being solicited for the Board of Trustees of UBS Mutual Funds Securities Trust, on behalf of its series, the UBS Enhanced S&P 500 Fund ("Enhanced S&P"), and relates to the proposal indicated below. The undersigned hereby revokes all previous proxies for his shares and appoints as proxies [_________] and [_________], and each of them (with the power of substitution) to vote for the undersigned all shares of beneficial interest of the undersigned in the Enhanced S&P at the Special Meeting of Shareholders to be held at [insert time] Eastern time, on [October ___, 2003], at 51 West 52nd Street, 16th Floor, New York, New York 10019-6114, and any adjournment thereof ("Meeting"), with all the power the undersigned would have if personally present. The shares represented by this card will be voted as instructed. UNLESS INDICATED TO THE CONTRARY, THIS PROXY SHALL BE DEEMED TO GRANT AUTHORITY TO VOTE "FOR" THE PROPOSAL RELATING TO THE REORGANIZATION OF THE ENHANCED S&P INTO THE UBS S&P 500 INDEX FUND, A SERIES OF THE UBS INDEX TRUST. IF ANY OTHER MATTERS PROPERLY COME BEFORE THE SPECIAL MEETING ABOUT WHICH THE PROXIES WERE NOT AWARE PRIOR TO THE TIME OF SOLICITATION, AUTHORIZATION IS GIVEN TO THE PROXIES TO VOTE IN THEIR DISCRETION.

Vote via the Internet:___________________ Vote via the Telephone:_________________ Control Number:

Note:     If shares are held by an individual, sign your name exactly as it appears on this card. If shares are held jointly, either party may sign, but the name of the party signing should conform exactly to the name shown on this card. If shares are held by a corporation, partnership or similar account, the name and the capacity of the individual signing should be indicated unless it is reflected in the form of registration. For example: "ABC Corp., John Doe, Treasurer."

_____________________________________ Signature
_____________________________________ Signature (if held jointly)
Signature
_____________________________________ Date

PLEASE MARK YOUR VOTE ON THE REVERSE SIDE OF THIS CARD

PLEASE SIGN, DATE AND RETURN YOUR
PROXY TODAY.

Please detach at perforation before mailing.

Please date and sign the reverse side of this proxy and return it promptly in the enclosed envelope. This proxy will not be voted unless it is dated and signed exactly as instructed.

When properly signed, the proxy will be voted as instructed below. If no instruction is given for a proposal, voting will be made "For" that proposal.

The Board of Trustees recommends a vote FOR the following Proposal.

FOR	AGAINST	ABSTAIN

To approve an Agreement and Plan of Reorganization between UBS Mutual Funds Securities Trust, on behalf of its series, UBS Enhanced S&P 500 Fund (the "Enhanced S&P"), and The UBS Index Trust, on behalf of its series, UBS S&P 500 Index Fund (the "S&P 500 Index Fund"), that provides for the acquisition of substantially all of the assets, subject to the liabilities, of the Enhanced S&P in exchange for shares of the S&P 500 Index Fund, the distribution of such shares to the shareholders of the Enhanced S&P, and the complete liquidation and dissolution of the Enhanced S&P.

[ ]	[ ]	[ ]

PLEASE DATE AND SIGN THE REVERSE SIDE OF THIS CARD.

Part B

STATEMENT OF ADDITIONAL INFORMATION
FOR
THE UBS INDEX TRUST

Dated [September 10, 2003]

Acquisition of the Assets of the
UBS ENHANCED S&P 500 FUND
(a series of UBS Mutual Funds Securities Trust)

By and in exchange for shares of the
UBS S&P 500 INDEX FUND
(a series of UBS Index Trust)

This Statement of Additional Information ("SAI") relates specifically to the proposed acquisition of substantially all of the assets, subject to the liabilities, of the UBS Enhanced S&P 500 Fund (the "Enhanced S&P"), a series of the UBS Mutual Funds Securities Trust, in exchange for shares of the UBS S&P 500 Index Fund (the "S&P 500 Index Fund"), a series of the UBS Index Trust (the "Merger").

Pro Forma Financial Statements reflecting the financial situation of the S&P 500 Index Fund following the Merger as if the Merger had taken place on May 31, 2003 are attached to this SAI. This SAI also incorporates by reference the following documents, which are legally considered to be a part of this SAI and which will be mailed to any shareholder who requests this SAI:

1.	Statement of Additional Information of the S&P 500 Index Fund, dated [September 1, 2003] (incorporated herein by reference).
2.	Annual Report of the S&P 500 Index Fund for the fiscal year ended May 31, 2003 (incorporated herein by reference).
3.	Annual Report of the Enhanced S&P for the fiscal year ended September 30, 2002 (incorporated herein by reference).
4.	Semiannual Report of the Enhanced S&P for the six months ended March 31, 2003 (incorporated herein by reference).

This SAI is not a Prospectus; you should read this SAI in conjunction with the Prospectus/Proxy Statement, dated [September 10, 2003], relating to the Merger. You can request a copy of the Prospectus/Proxy Statement by calling 1-800-647 1568 or by writing to the S&P 500 Index Fund at 51 West 52nd Street, New York, New York 10019-6114.

Pro Forma Statement of Investments May 31, 2003
(unaudited)

	Shares			Market Value
	UBS S&P 500 Index Fund	UBS Enhanced S&P 500 Fund	Pro Forma Combined S&P 500 Index Fund	UBS S&P 500 Index Fund	UBS Enhanced S&P 500 Fund	Adjustments (a)	Pro Forma Combined S&P 500 Index Fund

Common Stocks -- 99.36%
Aerospace & Defense -- 1.66%
B.F. Goodrich Co.	1,900	1,100	3,000	$ 34,713	$ 20,097		$ 54,810
Boeing Co.	11,600	4,300	15,900	355,772	131,881		487,653
General Dynamics Corp.	2,800	1,400	4,200	187,096	93,548		280,644
Honeywell International, Inc.	11,900	4,000	15,900	311,780	104,800		416,580
Lockheed Martin Corp.	6,300	1,500	7,800	292,446	69,630		362,076
Northrop Grumman Corp.	2,500	567	3,067	219,875	49,868		269,743
Raytheon Co.	5,600	700	6,300	179,424	22,428		201,852
Rockwell Collins, Inc.	2,500	-	2,500	57,450	-		57,450
United Technologies Corp.	6,500	2,700	9,200	443,625	184,275		627,900
				2,082,181	676,527	-	2,758,708

Air Freight & Couriers -- 0.99%
Fedex Corp.	4,200	1,000	5,200	268,716	63,980		332,696
United Parcel Service, Inc., Class B	15,500	5,600	21,100	967,665	349,608		1,317,273
				1,236,381	413,588	-	1,649,969

Airlines -- 0.13%
Delta Air Lines, Inc.	1,900	-	1,900	25,384	-		25,384
Southwest Airlines Co.	10,500	1,000	11,500	168,735	16,070		184,805
				194,119	16,070	-	210,189

Auto Components -- 0.17%
Dana Corp.	2,700	-	2,700	24,057	-		24,057
Delphi Automotive Systems Corp.	8,500	4,300	12,800	74,970	37,926		112,896
Johnson Controls, Inc.	1,300	500	1,800	108,225	41,625		149,850
				207,252	79,551	-	286,803

Automobiles -- 0.46%
Ford Motor Co.	25,900	8,922	34,822	271,950	93,681		365,631
General Motors Corp.	7,900	3,400	11,300	279,107	120,122		399,229
				551,057	213,803	-	764,860

Banks -- 7.30%
AmSouth Bancorp	4,900	2,400	7,300	109,368	53,568		162,936
Bank of America Corp.	20,600	7,000	27,600	1,528,520	519,400		2,047,920
Bank of New York Co., Inc.	10,600	4,000	14,600	306,870	115,800		422,670
Bank One Corp.	16,000	4,500	20,500	597,760	168,120		765,880
BB&T Corp.	6,500	2,200	8,700	222,235	75,218		297,453
Charter One Financial, Inc.	3,200	776	3,976	97,472	23,637		121,109
Comerica, Inc.	2,500	900	3,400	115,675	41,643		157,318
Fifth Third Bancorp	7,900	3,500	11,400	454,250	201,250		655,500
First Tennessee National Corp.	1,800	1,100	2,900	84,168	51,436		135,604
FleetBoston Financial Corp.	14,500	4,712	19,212	428,765	139,334		568,099
Golden West Financial Corp.	2,100	600	2,700	163,359	46,674		210,033
Huntington Bancshares, Inc.	3,500	-	3,500	71,785	-		71,785
KeyCorp	6,000	700	6,700	158,400	18,480		176,880
Marshall & Ilsley Corp.	3,100	1,400	4,500	93,000	42,000		135,000
Mellon Financial Corp.	6,000	1,300	7,300	163,020	35,321		198,341
National City Corp.	8,500	3,100	11,600	287,470	104,842		392,312
North Fork Bancorp, Inc.	2,300	1,200	3,500	76,061	39,684		115,745
Northern Trust Corp.	3,100	1,100	4,200	118,296	41,976		160,272
PNC Financial Services Group	3,900	1,300	5,200	192,075	64,025		256,100
Regions Financial Corp.	3,100	300	3,400	108,624	10,512		119,136
SouthTrust Corp.	4,800	800	5,600	137,904	22,984		160,888
SunTrust Banks, Inc.	3,900	1,400	5,300	231,270	83,020		314,290
Synovus Financial Corp.	4,400	3,200	7,600	100,408	73,024		173,432
U.S. Bancorp, Inc.	26,400	10,421	36,821	625,680	246,977		872,657
Union Planters Corp.	2,900	-	2,900	93,322	-		93,322
Wachovia Corp.	18,700	6,100	24,800	751,366	245,098		996,464
Washington Mutual, Inc.	12,900	5,650	18,550	526,062	230,407		756,469
Wells Fargo & Co.	23,100	8,500	31,600	1,115,730	410,550		1,526,280
Zions Bancorp	1,300	-	1,300	66,326	-		66,326
				9,025,241	3,104,980	-	12,130,221

Beverages-2.86%
Adolph Coors Co., Class B	-	200	200	-	11,016		11,016
Anheuser-Busch Cos., Inc.	11,700	3,800	15,500	615,771	199,994		815,765
Brown-Forman Corp., Class B	900	-	900	70,974	-		70,974
Coca-Cola Co.	34,100	12,700	46,800	1,553,937	578,739		2,132,676
Coca-Cola Enterprises, Inc.	6,300	2,700	9,000	118,125	50,625		168,750
Pepsi Bottling Group, Inc.	4,000	1,600	5,600	81,560	32,624		114,184
Pepsico, Inc.	23,700	8,690	32,390	1,047,540	384,098		1,431,638
				3,487,907	1,257,096	-	4,745,003

Biotechnology-1.32%
Amgen, Inc.	17,700	5,964	23,664	1,145,367	385,930		1,531,297
Biogen, Inc.	2,100	1,000	3,100	89,124	42,440		131,564
Chiron Corp.	2,600	1,600	4,200	114,634	70,544		185,178
Genzyme Corp.	3,000	500	3,500	142,470	23,745		166,215
Medimmune, Inc.	3,500	1,300	4,800	124,075	46,085		170,160
				1,615,670	568,744	-	2,184,414

Building Products-0.25%
American Standard Cos., Inc.	1,000	800	1,800	73,990	59,192		133,182
Crane Co.	-	800	800	-	16,704		16,704
Masco Corp.	6,800	3,900	10,700	167,280	95,940		263,220
				241,270	171,836	-	413,106

Chemicals -- 1.41%
Air Products & Chemicals, Inc.	3,200	800	4,000	139,488	34,872		174,360
Dow Chemical Co.	12,600	3,300	15,900	400,680	104,940		505,620
E.I. du Pont de Nemours & Co.	13,700	4,800	18,500	577,318	202,272		779,590
Eastman Chemical Co.	1,300	-	1,300	42,497	-		42,497
Ecolab, Inc.	1,800	400	2,200	96,750	21,500		118,250
Engelhard Corp.	2,000	-	2,000	50,300	-		50,300
International Flavors & Fragrances, Inc.	1,400	700	2,100	43,946	21,973		65,919
Monsanto Co.	3,900	637	4,537	78,195	12,772		90,967
PPG Industries, Inc.	2,400	700	3,100	116,712	34,041		150,753
Praxair, Inc.	2,300	400	2,700	137,977	23,996		161,973
Rohm & Haas Co.	3,200	500	3,700	103,776	16,215		119,991
Sigma-Aldrich Corp.	1,100	400	1,500	57,541	20,924		78,465
				1,845,180	493,505	-	2,338,685

Common Stocks
Commercial Services & Supplies-2.12%
Allied Waste Industries, Inc.	3,000	2,600	5,600	$ 29,640	$ 25,688		$ 55,328
Apollo Group, Inc., Class A	2,400	1,200	3,600	140,208	70,104		210,312
Automatic Data Processing, Inc.	8,200	4,300	12,500	286,180	150,070		436,250
Avery Dennison Corp.	1,600	400	2,000	88,768	22,192		110,960
Cendant Corp.	14,300	7,400	21,700	240,240	124,320		364,560
Cintas Corp.	2,400	1,700	4,100	88,848	62,934		151,782
Concord EFS, Inc.	7,100	2,400	9,500	107,352	36,288		143,640
Convergys Corp.	2,500	1,300	3,800	44,700	23,244		67,944
Deluxe Corp.	-	400	400	-	18,788		18,788
Donnelley, R. R. & Sons Co.	2,100	1,300	3,400	52,395	32,435		84,830
Equifax, Inc.	2,000	-	2,000	50,640	-		50,640
First Data Corp.	10,300	3,900	14,200	426,626	161,538		588,164
Fiserv, Inc.	2,700	2,350	5,050	89,343	77,762		167,105
H&R Block, Inc.	2,500	1,400	3,900	102,350	57,316		159,666
Monster Worldwide, Inc.	1,600	-	1,600	31,776	-		31,776
Paychex, Inc.	5,200	3,200	8,400	158,704	97,664		256,368
Pitney Bowes, Inc.	3,300	2,300	5,600	126,753	88,343		215,096
Robert Half International, Inc.	2,700	-	2,700	45,765	-		45,765
Sabre Holdings Corp.	2,100	700	2,800	51,933	17,311		69,244
Waste Management, Inc.	8,100	3,500	11,600	206,307	89,145		295,452
				2,368,528	1,155,142	-	3,523,670

Communications Equipment-2.24%
ADC Telecommunications, Inc.	11,700	-	11,700	31,473	-		31,473
Avaya, Inc.	5,500	-	5,500	36,410	-		36,410
CIENA Corp.	6,200	1,800	8,000	35,650	10,350		46,000
Cisco Systems, Inc.	97,900	36,000	133,900	1,593,812	586,080		2,179,892
Comverse Technology, Inc.	2,700	-	2,700	41,067	-		41,067
Corning, Inc.	16,700	3,700	20,400	122,077	27,047		149,124
JDS Uniphase Corp.	19,900	5,100	25,000	77,013	19,737		96,750
Lucent Technologies, Inc.	54,800	6,700	61,500	121,108	14,807		135,915
Motorola, Inc.	32,000	11,300	43,300	272,640	96,276		368,916
Qualcomm, Inc.	10,900	4,900	15,800	366,022	164,542		530,564
Scientific-Atlanta, Inc.	2,200	800	3,000	43,318	15,752		59,070
Tellabs, Inc.	5,900	-	5,900	46,846	-		46,846
				2,787,436	934,591	-	3,722,027

Computers & Peripherals-3.98%
Apple Computer, Inc.	5,100	1,300	6,400	91,647	23,361		115,008
Dell Computer Corp.	35,500	14,100	49,600	1,110,795	441,189		1,551,984
EMC Corp.	30,400	10,400	40,800	328,928	112,528		441,456
Gateway, Inc.	5,400	2,200	7,600	18,036	7,348		25,384
Hewlett-Packard Co.	42,100	16,753	58,853	820,950	326,684		1,147,634
International Business Machines Corp.	23,200	8,100	31,300	2,042,528	713,124		2,755,652
Lexmark International Group, Inc.	1,700	500	2,200	126,480	37,200		163,680
NCR Corp.	1,500	300	1,800	37,605	7,521		45,126
Network Appliance, Inc.	4,700	2,800	7,500	80,041	47,684		127,725
Sun Microsystems, Inc.	44,500	9,700	54,200	192,685	42,001		234,686
				4,849,695	1,758,640	-	6,608,335

Construction & Engineering-0.02%
Fluor Corp.	1,100	-	1,100	39,039	-	-	39,039

Construction Materials-0.05%
Vulcan Materials Co.	1,500	700	2,200	54,960	25,648	-	80,608

Containers & Packaging-0.17%
Ball Corp.	800	-	800	39,616	-		39,616
Bemis Co., Inc.	900	300	1,200	41,202	13,734		54,936
Pactiv Corp.	2,400	1,100	3,500	46,920	21,505		68,425
Sealed Air Corp.	1,200	700	1,900	52,668	30,723		83,391
Temple-Inland, Inc.	800	-	800	37,312	-		37,312
				217,718	65,962	-	283,680

Diversified Financials-8.12%
American Express Co.	18,100	6,200	24,300	754,046	258,292		1,012,338
Bear Stearns Cos., Inc.	1,400	100	1,500	108,178	7,727		115,905
Capital One Financial Corp.	3,100	1,200	4,300	149,327	57,804		207,131
Charles Schwab Corp.	18,700	4,650	23,350	181,390	45,105		226,495
Citigroup, Inc.	70,600	25,392	95,992	2,896,012	1,041,580		3,937,592
Countrywide Credit Industries, Inc.	1,700	1,100	2,800	125,205	81,015		206,220
Federal Home Loan Mortgage Corp.	9,600	3,300	12,900	574,176	197,373		771,549
Federal National Mortgage Association	13,700	4,700	18,400	1,013,800	347,800		1,361,600
Federated Investors, Inc., Class B	1,600	-	1,600	44,576	-		44,576
Franklin Resources, Inc.	3,600	300	3,900	134,532	11,211		145,743
Goldman Sachs Group, Inc.	6,500	2,000	8,500	529,750	163,000		692,750
J.P. Morgan Chase & Co.	27,600	9,730	37,330	906,936	319,728		1,226,664
Janus Capital Group, Inc.	3,300	1,100	4,400	51,315	17,105		68,420
Lehman Brothers Holdings, Inc.	3,400	1,100	4,500	243,542	78,793		322,335
MBNA Corp.	17,700	8,150	25,850	354,885	163,407		518,292
Merrill Lynch & Co., Inc.	12,800	3,600	16,400	554,240	155,880		710,120
Moody's Corp.	2,100	1,000	3,100	109,515	52,150		161,665
Morgan Stanley & Co.	14,900	4,900	19,800	681,675	224,175		905,850
Principal Financial Group, Inc.	4,400	1,300	5,700	139,744	41,288		181,032
Providian Financial Corp.	4,200	1,200	5,400	37,968	10,848		48,816
SLM Corp.	2,100	400	2,500	252,000	48,000		300,000
State Street Corp.	4,600	2,000	6,600	176,226	76,620		252,846
T. Rowe Price & Associates, Inc.	1,700	-	1,700	62,424	-		62,424
				10,081,462	3,398,901	-	13,480,363

Diversified Telecommunication Services- 3.34%
ALLTEL Corp.	4,300	1,900	6,200	205,884	90,972		296,856
AT&T Corp.	10,700	4,449	15,149	208,543	86,711		295,254
BellSouth Corp.	25,600	10,200	35,800	678,656	270,402		949,058
CenturyTel, Inc.	2,000	300	2,300	67,340	10,101		77,441
Citizens Communications Co.	4,100	-	4,100	50,512	-		50,512
Qwest Communications International, Inc.	23,900	3,100	27,000	107,311	13,919		121,230
SBC Communications, Inc.	45,700	17,200	62,900	1,163,522	437,912		1,601,434
Sprint Corp. - Fon Group	12,300	4,900	17,200	166,788	66,444		233,232
Verizon Communications	37,600	13,408	51,008	1,423,160	507,493		1,930,653
				4,071,716	1,483,954	-	5,555,670
Common Stocks
Electric Utilities-2.10%
Ameren Corp.	2,200	300	2,500	$ 100,100	$ 13,650		$ 113,750
American Electric Power Co., Inc.	5,600	700	6,300	162,624	20,328		182,952
Cinergy Corp.	2,400	-	2,400	91,056	-		91,056
Consolidated Edison, Inc.	3,000	300	3,300	128,970	12,897		141,867
Constellation Energy Group, Inc.	2,400	500	2,900	79,560	16,575		96,135
Dominion Resources, Inc.	4,200	1,300	5,500	264,600	81,900		346,500
DTE Energy Co.	2,400	600	3,000	103,992	25,998		129,990
Edison International, Inc.	4,800	1,400	6,200	78,144	22,792		100,936
Entergy Corp.	3,100	300	3,400	160,239	15,507		175,746
Exelon Corp.	4,400	2,162	6,562	252,120	123,883		376,003
FirstEnergy Corp.	4,200	1,299	5,499	154,602	47,816		202,418
FPL Group, Inc.	2,500	600	3,100	166,175	39,882		206,057
PG&E Corp.	5,900	1,200	7,100	100,300	20,400		120,700
Pinnacle West Capital Corp.	1,400	-	1,400	53,004	-		53,004
PPL Corp.	2,300	700	3,000	93,012	28,308		121,320
Progress Energy, Inc.	4,100	1,100	5,200	155,265	51,755		207,020
Public Service Enterprise Group, Inc.	3,100	1,200	4,300	132,463	51,276		183,739
Southern Co.	9,700	2,800	12,500	305,356	88,144		393,500
TECO Energy, Inc.	2,900	700	3,600	37,497	9,051		46,548
TXU Corp.	4,700	600	5,300	95,128	12,144		107,272
Xcel Energy, Inc.	5,800	-	5,800	89,262	-		89,262
				2,803,469	682,306	-	3,485,775

Electrical Equipment-0.37%
American Power Conversion Corp.	2,800	-	2,800	43,428	-		43,428
Cooper Industries Ltd., Class A	1,400	-	1,400	55,846	-		55,846
Emerson Electric Co.	5,900	1,200	7,100	308,570	62,760		371,330
Molex, Inc.	2,800	400	3,200	76,608	10,944		87,552
Rockwell Automation, Inc.	2,700	-	2,700	63,855	-		63,855
				548,307	73,704	-	622,011

Electronic Equipment & Instruments-0.34%
Agilent Technologies, Inc.	6,600	1,419	8,019	119,658	25,726		145,384
Jabil Circuit, Inc.	2,800	800	3,600	58,772	16,792		75,564
PerkinElmer, Inc.	-	1,000	1,000	-	12,790		12,790
Millipore Corp.	700	-	700	28,490	-		28,490
Sanmina - SCI Corp.	7,300	1,900	9,200	41,756	10,868		52,624
Solectron Corp.	12,000	2,700	14,700	48,000	10,800		58,800
Symbol Technologies, Inc.	3,300	-	3,300	44,220	-		44,220
Tektronix, Inc.	1,300	-	1,300	27,404	-		27,404
Thermo Electron Corp.	2,400	-	2,400	50,640	-		50,640
Waters Corp.	1,800	900	2,700	51,048	25,524		76,572
				469,988	102,500	-	572,488

Energy Equipment & Services-0.76%
Baker Hughes, Inc.	4,800	1,400	6,200	158,640	46,270		204,910
BJ Services Co.	2,200	-	2,200	89,562	-		89,562
Halliburton Co.	6,100	800	6,900	145,607	19,096		164,703
Nabors Industries, Inc.	2,100	-	2,100	94,668	-		94,668
Noble Corp.	2,000	-	2,000	71,320	-		71,320
Schlumberger Ltd.	8,100	2,300	10,400	393,822	111,826		505,648
Transocean Sedco Forex, Inc.	4,600	900	5,500	107,502	21,033		128,535
				1,061,121	198,225	-	1,259,346

Food & Drug Retailing-1.16%
Albertson's, Inc.	5,300	2,700	8,000	110,611	56,349		166,960
CVS Corp.	5,500	3,200	8,700	143,550	83,520		227,070
Kroger Co.	10,500	6,000	16,500	168,525	96,300		264,825
Safeway, Inc.	6,200	3,100	9,300	116,808	58,404		175,212
SUPERVALU, Inc.	2,100	700	2,800	41,685	13,895		55,580
Sysco Corp.	9,000	3,500	12,500	278,460	108,290		386,750
Walgreen Co.	14,100	5,900	20,000	434,139	181,661		615,800
Winn Dixie Stores, Inc.	2,100	-	2,100	29,694	-		29,694
				1,323,472	598,419	-	1,921,891

Food Products-1.34%
Archer-Daniels-Midland Co.	9,200	4,605	13,805	110,124	55,122		165,246
Campbell Soup Co.	5,800	3,700	9,500	144,710	92,315		237,025
ConAgra Foods, Inc.	7,500	2,600	10,100	182,025	63,102		245,127
General Mills, Inc.	5,100	1,600	6,700	238,578	74,848		313,426
Heinz, H.J. & Co.	4,900	2,400	7,300	162,043	79,368		241,411
Hershey Foods Corp.	1,900	500	2,400	135,090	35,550		170,640
Kellogg Co.	5,700	2,000	7,700	200,640	70,400		271,040
McCormick & Co., Inc.	2,000	500	2,500	53,800	13,450		67,250
Sara Lee Corp.	10,900	4,500	15,400	198,598	81,990		280,588
Wrigley, Wm. Jr. Co.	3,100	1,000	4,100	175,150	56,500		231,650
				1,600,758	622,645	-	2,223,403

Gas Utilities-0.25%
KeySpan Corp.	2,300	500	2,800	81,006	17,610		98,616
Kinder Morgan, Inc.	1,700	900	2,600	86,785	45,945		132,730
NiSource, Inc.	3,700	500	4,200	72,557	9,805		82,362
Sempra Energy	2,900	1,000	3,900	79,083	27,270		106,353
				319,431	100,630	-	420,061

Health Care Equipment & Supplies-1.89%
Applera Corp. - Applied Biosystems Group	3,000	1,500	4,500	58,410	29,205		87,615
Bausch & Lomb, Inc.	800	400	1,200	30,352	15,176		45,528
Baxter International, Inc.	8,300	4,100	12,400	210,322	103,894		314,216
Becton, Dickinson and Co.	3,500	500	4,000	140,000	20,000		160,000
Biomet, Inc.	3,600	500	4,100	99,000	13,750		112,750
Boston Scientific Corp.	5,600	1,600	7,200	291,760	83,360		375,120
C.R. Bard, Inc.	700	-	700	49,105	-		49,105
Guidant Corp.	4,200	2,400	6,600	177,576	101,472		279,048
Medtronic, Inc.	16,700	6,100	22,800	813,791	297,253		1,111,044
St. Jude Medical, Inc.	2,400	800	3,200	134,640	44,880		179,520
Stryker Corp.	2,700	1,000	3,700	181,818	67,340		249,158
Zimmer Holdings, Inc.	2,700	1,220	3,920	121,122	54,729		175,851
				2,307,896	831,059	-	3,138,955

Health Care Providers & Services-1.92%
Aetna, Inc.	2,100	100	2,200	120,582	5,742		126,324
AmerisourceBergen Corp.	1,500	1,200	2,700	94,035	75,228		169,263
Anthem, Inc.	1,900	1,100	3,000	139,365	80,685		220,050
Cardinal Health, Inc.	6,200	2,200	8,400	357,802	126,962		484,764
CIGNA Corp.	2,000	1,200	3,200	112,200	67,320		179,520
Common Stocks
Health Care Providers & Services (concluded)
HCA, Inc.	7,100	3,300	10,400	$ 234,300	$ 108,900		$ 343,200
Health Management Associates, Inc., Class A	3,300	2,400	5,700	61,545	44,760		106,305
Humana, Inc.	2,500	2,900	5,400	32,475	37,671		70,146
IMS Health, Inc.	3,400	1,700	5,100	60,656	30,328		90,984
Manor Care, Inc.	1,400	800	2,200	33,166	18,952		52,118
McKesson Corp.	4,100	2,700	6,800	124,312	81,864		206,176
Quest Diagnostics, Inc.	1,400	700	2,100	88,704	44,352		133,056
Quintiles Transnational Corp.	1,800	700	2,500	25,470	9,905		35,375
Tenet Healthcare Corp.	6,600	2,250	8,850	110,154	37,553		147,707
UnitedHealth Group, Inc.	4,200	1,700	5,900	402,948	163,098		566,046
Wellpoint Health Networks, Inc.	2,000	1,100	3,100	170,680	93,874		264,554
				2,168,394	1,027,194	-	3,195,588

Hotels, Restaurants & Leisure-1.15%
Carnival Corp.	8,800	3,100	11,900	269,280	94,860		364,140
Darden Restaurants, Inc.	2,400	400	2,800	47,544	7,924		55,468
Harrah's Entertainment, Inc.	1,600	700	2,300	64,144	28,063		92,207
Hilton Hotels Corp.	5,300	-	5,300	73,458	-		73,458
International Game Technology	1,200	700	1,900	105,648	61,628		167,276
Marriott International, Inc.	3,200	500	3,700	125,120	19,550		144,670
McDonald's Corp.	17,600	6,200	23,800	329,648	116,126		445,774
Starbucks Corp.	5,300	2,900	8,200	130,597	71,459		202,056
Starwood Hotels & Resorts Worldwide, Inc., Class B	2,900	-	2,900	84,042	-		84,042
Wendy's International, Inc.	1,600	1,100	2,700	48,176	33,121		81,297
Yum! Brands, Inc.	4,000	2,900	6,900	111,840	81,084		192,924
				1,389,497	513,815	-	1,903,312

Household Durables-0.51%
Black & Decker Corp.	1,200	300	1,500	51,972	12,993		64,965
Centex Corp.	900	400	1,300	69,867	31,052		100,919
Fortune Brands, Inc.	2,200	800	3,000	115,280	41,920		157,200
KB HOME	700	200	900	43,750	12,500		56,250
Leggett & Platt, Inc.	2,900	600	3,500	64,003	13,242		77,245
Maytag Corp.	-	1,400	1,400	-	34,244		34,244
Newell Rubbermaid, Inc.	3,800	1,100	4,900	108,300	31,350		139,650
Pulte Homes, Inc.	900	300	1,200	59,031	19,677		78,708
Stanley Works	1,400	1,000	2,400	39,144	27,960		67,104
Whirlpool Corp.	1,000	-	1,000	56,900	-		56,900
Tupperware Corp.	-	1300	1,300	-	20,644		20,644
				608,247	245,582	-	853,829

Household Products-2.11%
Clorox Co.	3,100	700	3,800	138,446	31,262		169,708
Colgate-Palmolive Co.	7,400	3,000	10,400	441,188	178,860		620,048
Kimberly Clark Corp.	7,100	2,900	10,000	368,703	150,597		519,300
Procter & Gamble Co.	17,700	6,200	23,900	1,625,214	569,284		2,194,498
				2,573,551	930,003	-	3,503,554

Industrial Conglomerates-4.21%
3M Co.	5,400	1,700	7,100	682,938	214,999		897,937
General Electric Co.	137,000	49,200	186,200	3,931,900	1,412,040		5,343,940
Textron, Inc.	2,000	800	2,800	69,700	27,880		97,580
Tyco International Ltd.	27,700	9,297	36,997	490,290	164,557		654,847
				5,174,828	1,819,476	-	6,994,304

Insurance-4.79%
ACE Ltd.	3,600	400	4,000	131,400	14,600		146,000
AFLAC, Inc.	7,000	2,500	9,500	230,370	82,275		312,645
Allstate Corp.	9,600	3,600	13,200	345,504	129,564		475,068
Ambac Financial Group, Inc.	1,400	800	2,200	93,394	53,368		146,762
American International Group, Inc.	35,900	13,002	48,902	2,077,892	752,556		2,830,448
AON Corp.	4,300	2,900	7,200	110,338	74,414		184,752
Chubb Corp.	2,400	1,100	3,500	153,672	70,433		224,105
Cincinnati Financial Corp.	2,200	300	2,500	81,664	11,136		92,800
Hartford Financial Services Group, Inc.	3,600	1,900	5,500	167,904	88,616		256,520
Jefferson-Pilot Corp.	1,900	1,000	2,900	80,161	42,190		122,351
John Hancock Financial Services, Inc.	4,000	2,700	6,700	121,000	81,675		202,675
Lincoln National Corp.	2,500	-	2,500	87,000	-		87,000
Loews Corp.	2,600	800	3,400	125,060	38,480		163,540
Marsh & McLennan Cos., Inc.	7,300	2,300	9,600	365,949	115,299		481,248
MBIA, Inc.	2,000	1,000	3,000	100,100	50,050		150,150
Metlife, Inc.	9,600	4,600	14,200	268,512	128,662		397,174
MGIC Investment Corp.	1,400	1,000	2,400	75,628	54,020		129,648
Progressive Corp.	3,000	1,300	4,300	216,000	93,600		309,600
Prudential Financial, Inc.	7,800	2,300	10,100	261,456	77,096		338,552
SAFECO Corp.	2,000	-	2,000	72,280	-		72,280
St. Paul Cos., Inc.	3,200	1,400	4,600	117,056	51,212		168,268
Torchmark Corp.	1,600	-	1,600	61,792	-		61,792
Travelers Property Casualty Corp., Class B	13,800	6,770	20,570	223,146	109,471		332,617
UnumProvident Corp.	4,200	1,000	5,200	54,180	12,900		67,080
XL Capital Ltd., Class A	1,900	400	2,300	165,395	34,820		200,215
				5,786,853	2,166,437	-	7,953,290

Internet & Catalog Retai-0.35%
eBay, Inc.	4,200	1,600	5,800	427,182	162,736	-	589,918

Internet Software & Services-0.20%
Yahoo!, Inc.	8,100	3,000	11,100	241,785	89,550	-	331,335

IT Consulting & Services-0.35%
Computer Sciences Corp.	2,600	1,600	4,200	103,220	63,520		166,740
Electronic Data Systems Corp.	6,700	3,300	10,000	135,005	66,495		201,500
SunGard Data Systems, Inc.	3,900	2,200	6,100	89,700	50,600		140,300
Unisys Corp.	4,800	2,200	7,000	54,192	24,838		79,030
				382,117	205,453	-	587,570

Leisure Equipment & Products-0.42%
Eastman Kodak Co.	4,100	2,000	6,100	125,624	61,280		186,904
Harley-Davidson, Inc.	4,200	2,300	6,500	177,072	96,968		274,040
Hasbro, Inc.	2,700	-	2,700	43,227	-		43,227
Mattel, Inc.	6,200	2,500	8,700	133,362	53,775		187,137
				479,285	212,023	-	691,308

Machinery-0.99%
Caterpillar, Inc.	4,800	900	5,700	250,320	46,935		297,255
Danaher Corp.	2,100	600	2,700	140,532	40,152		180,684
Deere & Co.	3,300	900	4,200	144,111	39,303		183,414
Common Stocks
Machinery (concluded)
Dover Corp.	2,900	400	3,300	$ 87,899	$ 12,124		$ 100,023
Eaton Corp.	1,000	-	1,000	83,930	-		83,930
Illinois Tool Works, Inc.	4,300	900	5,200	266,815	55,845		322,660
Ingersoll Rand Co., Class A	2,400	300	2,700	105,120	13,140		118,260
ITT Industries, Inc.	1,300	300	1,600	81,458	18,798		100,256
Navistar International Corp.	1,100	-	1,100	33,902	-		33,902
PACCAR, Inc.	1,600	-	1,600	106,032	-		106,032
Pall Corp.	1,900	-	1,900	41,268	-		41,268
Parker-Hannifin Corp.	1,700	-	1,700	68,731	-		68,731
				1,410,118	226,297	-	1,636,415

Media-4.10%
AOL Time Warner, Inc.	61,700	19,300	81,000	939,074	293,746		1,232,820
Clear Channel Communications, Inc.	8,500	2,600	11,100	345,950	105,820		451,770
Comcast Corp., Class A	31,800	9,664	41,464	957,498	290,983		1,248,481
Disney, Walt Co.	28,400	9,200	37,600	558,060	180,780		738,840
Dow Jones & Co., Inc.	1,400	-	1,400	63,770	-		63,770
Gannett Co., Inc.	3,800	1,000	4,800	300,200	79,000		379,200
Interpublic Group Cos., Inc.	5,500	600	6,100	75,625	8,250		83,875
Knight-Ridder, Inc.	1,300	-	1,300	91,572	-		91,572
McGraw-Hill Cos., Inc.	2,800	1,100	3,900	176,988	69,531		246,519
New York Times Co., Class A	2,200	300	2,500	105,380	14,370		119,750
Omnicom Group, Inc.	2,600	1,300	3,900	181,506	90,753		272,259
Tribune Co.	4,300	600	4,900	214,484	29,928		244,412
Univision Communications, Inc., Class A	3,300	1,300	4,600	98,505	38,805		137,310
Viacom, Inc., Class B	24,300	8,493	32,793	1,106,136	386,601		1,492,737
				5,214,748	1,588,567	-	6,803,315

Metals & Mining-0.50%
Alcoa, Inc.	11,800	4,100	15,900	290,398	100,901		391,299
Freeport-McMoRan Copper & Gold, Inc., Class B	2,200	1,300	3,500	48,290	28,535		76,825
Newmont Mining Corp. (Holding Co.)	5,500	900	6,400	163,130	26,694		189,824
Nucor Corp.	1,200	300	1,500	57,168	14,292		71,460
Phelps Dodge Corp.	1,300	-	1,300	47,385	-		47,385
United States Steel Corp.	1,800	1,500	3,300	28,350	23,625		51,975
Worthington Industries	-	500	500	-	7,465		7,465
				634,721	201,512	-	836,233

Multi-Line Retail-3.94%
Big Lots, Inc.	1,800	-	1,800	24,498	-		24,498
Costco Wholesale Corp.	6,300	2,600	8,900	233,415	96,330		329,745
Dollar General Corp.	4,700	3,275	7,975	87,890	61,242		149,132
Family Dollar Stores, Inc.	2,400	1,000	3,400	87,480	36,450		123,930
Federated Department Stores, Inc.	2,800	900	3,700	91,000	29,250		120,250
J.C. Penney Co., Inc. Holding Co.	3,900	600	4,500	67,548	10,392		77,940
Kohl's Corp.	4,700	1,800	6,500	246,045	94,230		340,275
May Department Stores Co.	4,200	2,700	6,900	91,098	58,563		149,661
Nordstrom, Inc.	2,000	600	2,600	37,300	11,190		48,490
Sears, Roebuck & Co.	4,500	2,400	6,900	134,910	71,952		206,862
Target Corp.	12,600	5,100	17,700	461,538	186,813		648,351
Wal-Mart Stores, Inc.	60,600	21,500	82,100	3,188,166	1,131,115		4,319,281
				4,750,888	1,787,527	-	6,538,415

Multi-Utilities-0.33%
AES Corp.	7,800	-	7,800	61,776	-		61,776
Calpine Corp.	5,700	1,300	7,000	29,640	6,760		36,400
Centerpoint Energy, Inc.	4,700	800	5,500	44,885	7,640		52,525
Duke Energy Corp.	12,500	3,600	16,100	242,250	69,768		312,018
Dynegy, Inc., Class A	5,600	-	5,600	27,888	-		27,888
Williams Cos., Inc.	7,600	-	7,600	60,116	-		60,116
				466,555	84,168	-	550,723

Office Electronics-0.09%
Xerox Corp.	10,300	3,400	13,700	112,579	37,162	-	149,741

Oil & Gas-5.05%
Amerada Hess Corp.	1,300	-	1,300	63,700	-		63,700
Anadarko Petroleum Corp.	3,400	1,791	5,191	167,552	88,261		255,813
Apache Corp.	2,200	604	2,804	145,024	39,816		184,840
Burlington Resources, Inc.	2,800	600	3,400	149,212	31,974		181,186
ChevronTexaco Corp.	14,700	5,510	20,210	1,042,818	390,879		1,433,697
ConocoPhillips	9,300	3,524	12,824	501,921	190,190		692,111
Devon Energy Corp.	3,200	1,100	4,300	166,400	57,200		223,600
El Paso Corp.	8,700	2,561	11,261	75,690	22,281		97,971
EOG Resources, Inc.	1,600	-	1,600	68,960	-		68,960
ExxonMobil Corp.	92,500	31,900	124,400	3,367,000	1,161,160		4,528,160
Kerr-McGee Corp.	1,500	300	1,800	71,370	14,274		85,644
Marathon Oil Corp.	4,500	2,400	6,900	115,785	61,752		177,537
Occidental Petroleum Corp.	5,300	1,000	6,300	178,822	33,740		212,562
Sunoco, Inc.	1,200	-	1,200	44,208	-		44,208
Unocal Corp.	3,700	900	4,600	111,333	27,081		138,414
				6,269,795	2,118,608	-	8,388,403

Paper & Forest Products-0.40%
Georgia-Pacific Corp.	3,700	1,600	5,300	64,010	27,680		91,690
International Paper Co.	6,700	1,500	8,200	245,689	55,005		300,694
MeadWestvaco Corp.	3,000	476	3,476	75,120	11,919		87,039
Weyerhaeuser Co.	3,100	600	3,700	156,178	30,228		186,406
				540,997	124,832	-	665,829

Personal Products-0.58%
Alberto-Culver Co., Class B	900	-	900	45,990	-		45,990
Avon Products, Inc.	3,300	1,000	4,300	201,102	60,940		262,042
Gillette Co.	14,400	4,900	19,300	483,984	164,689		648,673
				731,076	225,629	-	956,705

Pharmaceuticals-9.49%
Abbott Laboratories	21,500	7,900	29,400	957,825	351,945		1,309,770
Allergan, Inc.	1,800	-	1,800	129,798	-		129,798
Bristol-Myers Squibb Co.	26,700	10,100	36,800	683,520	258,560		942,080
Eli Lilly & Co.	15,500	5,600	21,100	926,435	334,712		1,261,147
Forest Laboratories, Inc.	5,000	2,400	7,400	252,500	121,200		373,700
Johnson & Johnson	40,800	14,278	55,078	2,217,480	776,009		2,993,489
King Pharmaceuticals, Inc.	3,400	1,500	4,900	48,654	21,465		70,119
Merck & Co., Inc.	30,900	11,300	42,200	1,717,422	628,054		2,345,476
Pfizer, Inc.	109,820	39,610	149,430	3,406,617	1,228,702		4,635,319
Schering-Plough Corp.	20,300	7,100	27,400	374,535	130,995		505,530
Common Stocks
Pharmaceuticals (concluded)
Watson Pharmaceuticals, Inc.	1,500	500	2,000	$ 55,530	$ 18,510		$ 74,040
Wyeth Pharmaceuticals	18,300	7,200	25,500	802,455	315,720		1,118,175
				11,572,771	4,185,872	-	15,758,643

Real Estate-0.31%
Apartment Investment & Management Co., Class A	1,600	-	1,600	56,368	-		56,368
Equity Office Properties Trust	5,800	600	6,400	156,078	16,146		172,224
Equity Residential Properties Trust	3,800	-	3,800	100,624	-		100,624
Plum Creek Timber Co., Inc.	2,800	-	2,800	73,920	-		73,920
Simon Property Group, Inc.	2,600	500	3,100	97,812	18,810		116,622
				484,802	34,956	-	519,758

Road & Rail-0.42%
Burlington Northern Santa Fe, Inc.	5,100	600	5,700	150,501	17,706		168,207
CSX Corp.	3,000	700	3,700	98,250	22,925		121,175
Norfolk Southern Corp.	5,400	-	5,400	118,368	-		118,368
Union Pacific Corp.	3,500	1,300	4,800	213,465	79,287		292,752
				580,584	119,918	-	700,502

Semiconductor Equipment & Products-3.37%
Advanced Micro Devices, Inc.	5,000	-	5,000	36,400	-		36,400
Altera Corp.	5,300	1,200	6,500	102,184	23,136		125,320
Analog Devices, Inc.	5,000	700	5,700	192,750	26,985		219,735
Applied Materials, Inc.	22,800	6,200	29,000	354,768	96,472		451,240
Applied Micro Circuits Corp.	4,500	-	4,500	22,590	-		22,590
Broadcom Corp., Class A	3,900	1,100	5,000	95,472	26,928		122,400
Intel Corp.	91,200	32,400	123,600	1,900,608	675,216		2,575,824
KLA-Tencor Corp.	2,600	600	3,200	120,198	27,738		147,936
Linear Technology Corp.	4,300	1,300	5,600	156,348	47,268		203,616
LSI Logic Corp.	5,600	1,000	6,600	35,840	6,400		42,240
Maxim Integrated Products, Inc.	4,500	1,800	6,300	176,445	70,578		247,023
Micron Technology, Inc.	8,600	2,400	11,000	97,352	27,168		124,520
National Semiconductor Corp.	2,600	700	3,300	64,896	17,472		82,368
Novellus Systems, Inc.	2,100	-	2,100	72,765	-		72,765
NVIDIA Corp.	2,200	1,800	4,000	57,574	47,106		104,680
PMC-Sierra, Inc.	2,500	-	2,500	27,150	-		27,150
QLogic Corp.	1,300	600	1,900	65,117	30,054		95,171
Teradyne, Inc.	2,700	-	2,700	46,305	-		46,305
Texas Instruments, Inc.	23,900	8,500	32,400	489,950	174,250		664,200
Xilinx, Inc.	4,700	1,800	6,500	140,389	53,766		194,155
				4,255,101	1,350,537	-	5,605,638

Software-4.65%
Adobe Systems, Inc.	3,200	700	3,900	112,928	24,703		137,631
Autodesk, Inc.	1,700	-	1,700	25,347	-		25,347
BMC Software, Inc.	3,300	-	3,300	55,968	-		55,968
Citrix Systems, Inc.	2,400	1,700	4,100	52,392	37,111		89,503
Computer Associates International, Inc.	8,000	1,300	9,300	173,360	28,171		201,531
Compuware Corp.	5,700	1,900	7,600	34,599	11,533		46,132
Electronic Arts, Inc.	2,000	900	2,900	137,120	61,704		198,824
Intuit, Inc.	2,900	1,300	4,200	133,661	59,917		193,578
Mercury Interactive Corp.	1,200	600	1,800	47,172	23,586		70,758
Microsoft Corp.	147,400	52,700	200,100	3,627,514	1,296,947		4,924,461
Oracle Corp.	72,600	26,100	98,700	944,526	339,561		1,284,087
PeopleSoft, Inc.	4,400	700	5,100	71,984	11,452		83,436
Siebel Systems, Inc.	6,900	2,100	9,000	64,791	19,719		84,510
Symantec Corp.	2,100	400	2,500	94,962	18,088		113,050
VERITAS Software Co.	5,700	1,800	7,500	158,175	49,950		208,125
				5,734,499	1,982,442	-	7,716,941

Specialty Retail-2.44%
AutoNation, Inc.	4,400	-	4,400	61,248	-		61,248
AutoZone, Inc.	1,300	800	2,100	108,784	66,944		175,728
Bed, Bath & Beyond, Inc.	4,000	1,600	5,600	167,360	66,944		234,304
Best Buy Co., Inc.	4,500	2,650	7,150	174,150	102,555		276,705
Circuit City Stores-Circuit City Group	3,300	1,600	4,900	23,727	11,504		35,231
Gap, Inc.	12,200	5,200	17,400	207,400	88,400		295,800
Home Depot, Inc.	32,100	12,600	44,700	1,042,929	409,374		1,452,303
Limited Brands	7,300	1,700	9,000	111,398	25,942		137,340
Lowe's Cos., Inc.	10,700	3,900	14,600	452,182	164,814		616,996
Office Depot, Inc.	4,400	2,000	6,400	58,960	26,800		85,760
RadioShack Corp.	2,400	1,300	3,700	57,840	31,330		89,170
Sherwin-Williams Co.	2,300	-	2,300	62,974	-		62,974
Staples, Inc.	6,600	3,000	9,600	127,974	58,170		186,144
Tiffany & Co.	2,000	700	2,700	65,520	22,932		88,452
TJX Cos., Inc.	7,200	4,100	11,300	131,040	74,620		205,660
Toys R Us, Inc.	3,200	700	3,900	37,248	8,148		45,396
				2,890,734	1,158,477	-	4,049,211

Textiles & Apparel-0.30%
Jones Apparel Group, Inc.	1,800	1,000	2,800	52,848	29,360		82,208
Liz Claiborne, Inc.	1,500	500	2,000	50,835	16,945		67,780
Nike, Inc., Class B	3,700	900	4,600	207,163	50,391		257,554
Reebok International Ltd.	900	-	900	28,530	-		28,530
V. F. Corp.	1,600	-	1,600	60,912	-		60,912
				400,288	96,696	-	496,984

Tobacco-1.03%
Altria Group, Inc.	28,500	9,900	38,400	1,177,050	408,870		1,585,920
R.J. Reynolds Tobacco Holdings, Inc.	1,300	-	1,300	44,317	-		44,317
UST, Inc.	2,300	-	2,300	81,213	-		81,213
				1,302,580	408,870	-	1,711,450

Trading Companies & Distributors-0.09%
Genuine Parts Co.	2,600	-	2,600	85,462	-		85,462
W.W. Grainger, Inc.	1,400	-	1,400	65,380	-		65,380
				150,842	-	-	150,842

Wireless Telecommunication Services-0.47%
AT&T Wireless Services, Inc.	37,600	11,592	49,192	292,152	90,070		382,222
Nextel Communications, Inc.	14,200	7,000	21,200	212,858	104,930		317,788
Sprint Corp. (PCS Group)	14,200	4,400	18,600	63,332	19,624		82,956
				568,342	214,624	-	782,966
Total Common Stocks	(Cost $138,094,476)	(Cost $43,462,353)	(Cost $181,556,829)	122,695,013	42,346,989	-	165,042,002

Tracking Stock-0.50%
SPDR Trust Series 1	-	8,700	8,700	$ -	$ 843,465.00	-	$ 843,465.00
		(Cost $811,878)	(Cost $811,878)

Short-Term U.S. Government Obligation-0.06%	Face Amount
Federal Farm Credit Bank	-	93,997	93,997	-	93,997	-	93,997
		(Cost $93,997)	(Cost $93,997)

Repurchase Agreement-0.03%
Repurchase Agreement with State Street Bank	49,000	-	49,000	49,000	-	-	49,000
	(Cost $49,000)		(Cost $49,000)

Investments of Cash Collateral from
Securities Loaned -- 1.06%
Money Market Fund --1.06%	Shares
UBS Private Money Market Fund LLC	1,752,100	7,800	1,759,900	1,752,100	7,800	-	1,759,900
	(Cost $1,752,100)	(Cost $7,800)	(Cost $1,759,900)
Total Investments	(Cost $139,895,576)	(Cost $44,376,028)	(Cost $184,271,604)	124,496,113	43,292,251		167,788,364
Cash and other assets, less liabilities				(1,257,237)	(419,550)		(1,676,787)
Net Assets-100%				$ 123,238,876	$ 42,872,701	-	$ 166,111,577

(a) Management does not anticipate having to dispose of security positions for purposes of completing the reorganization.
See accompanying notes to proforma financial statements.

UBS S&P 500 Index Fund
UBS Enhanced S&P 500 Fund
Proforma Statement of Assets and Liabilities
May 31, 2003 (unaudited)

	UBS S&P 500 Index Fund	UBS Enhanced S&P 500 Fund	Adjustment	Pro Forma Combined S&P Index Fund

Assets
Investments in securities, at value (cost - $139,895,576, $44,376,028
and $184,271,604, respectively)	$ 124,496,113	$ 43,292,251		$ 167,788,364
Cash	884	46		930
Receivable for shares of beneficial interest sold	502,854	29,714		532,568
Dividends and interest receivable	190,910	66,471		257,381
Other assets	48,384	39,801		88,185

Total assets	125,239,145	43,428,283	-	168,667,428

Liabilities
Payable for cash collateral for securities loaned	1,752,100	7,800		1,759,900
Payable for shares of beneficial interest repurchased	190,012	285,987		475,999
Payable for investments purchased	-	163,198		163,198
Payable to affiliates	42,074	18,033		60,107
Accrued expenses and other liabilities	16,083	80,564		96,647
Total liabilities	2,000,269	555,582	-	2,555,851

Net assets	123,238,876	42,872,701		166,111,577

Beneficial interest--$0.001 par value (unlimited amount authorized)	153,653,881	64,171,658		217,825,539
Undistributed net investment income	511,626	160,770		672,396
Accumulated net realized loss from investment activities	(15,527,168)	(20,375,950)		(35,903,118)
Net unrealized depreciation of investments	(15,399,463)	(1,083,777)		(16,483,240)
Net assets applicable to shares outstanding	$ 123,238,876	$ 42,872,701		$ 166,111,577

Class A:
Net assets	$ 79,637,866	$ 15,811,626		$ 95,449,492
Shares outstanding	7,119,813	2,418,104	(1,004,507)	8,533,410
Net asset value per share	$ 11.19	$ 6.54		$ 11.19

Class B:
Net assets		$ 9,864,591		$ 9,864,591
Shares outstanding	-	1,514,334	(622,495)	891,839
Net asset value and offering price per share		$ 6.51		$ 11.06

Class C*:
Net assets	$ 31,276,901			$ 31,276,901
Shares outstanding	2,827,687	-		2,827,687
Net asset value per share	$ 11.06			$ 11.06

Class C-2*:
Net assets		$ 7,615,577		$ 7,615,577
Shares outstanding	-	1,169,774	(481,264)	688,510
Net asset value per share		$ 6.51		$ 11.06

Class Y:
Net assets	$ 12,324,109	$ 9,580,907		$ 21,905,016
Shares outstanding	1,096,673	1,460,610	(608,044)	1,949,239
Net asset value, offering price and redemption value per share	$ 11.24	$ 6.56		$ 11.24

* For purposes of this table, UBS Enhanced S&P 500 Fund's Class C shares are designated "Class C-2" shares to facilitate asset comparisons before and after the merger.

	See accompanying notes to proforma financial statements

UBS S&P 500 Index Fund
UBS Enhanced S&P 500 Fund
Proforma Statement of Operations
For the year ended May 31, 2003 (unaudited)
	UBS S&P 500 Index Fund	UBS Enhanced S&P 500 Fund	Adjustments (b)	Pro Forma Combined S&P 500 Index Fund

Investment income:
Dividends	$ 1,766,823	$ 857,218	$ -	$ 2,624,041
Interest	5,787	913	-	6,700
	1,772,610	858,131	-	2,630,741

Expenses:
Investment advisory and administration fees	196,580	191,928	(56,285)	332,223
Shareholder distribution and servicing fees	460,331	148,038		608,369
Transfer agency and related services fees	100,843	76,236		177,079
Reports and notices to shareholders	63,654	32,889	(20,000)	76,543
Professional fees	59,751	57,607	(57,607)	59,751
Custody and accounting	58,974	28,789		87,763
Federal and state registration fees	52,527	43,970		96,497
Amortization of organizational expenses	25,055	-		25,055
Insurance expense	1,666	1,133		2,799
Trustees' fees	1,515	1,038		2,553
Other expenses	32,507	29,790		62,297
	1,053,403	611,418	(133,892)	1,530,929
Less: Fee waivers and reimbursements from advisor	(181,671)	(100,852)	(164,110)	(118,413)
Net expenses	871,732	510,566	30,218	1,372,731*
Net investment income	900,878	347,565	(30,218)	1,258,010

Realized and unrealized gains (losses) from investment activities:
Net realized losses from investment activities	(9,089,719)	(11,629,310)	-	(20,719,029)
Net change in unrealized appreciation/depreciation of investments	638,749	4,036,554	-	4,675,303
Net realized and unrealized losses from investment activities	(8,450,970)	(7,592,756)	-	(16,043,726)
Net decrease in net assets resulting from operations	$ (7,550,092)	$ (7,245,191)	$ (30,218)	$ (14,785,716)

________________
(b) Certain proforma bases expenses have been adjusted to reflect estimated cost savings arising from the merger.
*  For more information about the operating expenses of the Pro Forma Combined S&P Index Fund, see the expense table in the Prospectus/Proxy Statement under "Comparison of Some Important Features of the Funds --What are the expenses of each fund and what might they be after the Merger?"

See accompanying notes to proforma financial statements

NOTES TO PROFORMA FINANCIAL STATEMENTS (unaudited)

NOTE 1--Basis of Combination:

At a special meeting of the Board of Trustees of The UBS Index Trust (the "Trust") held on July 23, 2003, the Board of Trustees approved an Agreement and Plan of Reorganization pursuant to which, subject to approval by the shareholders of UBS Enhanced S&P 500 Fund ("Enhanced S&P 500 Fund"), Enhanced S&P 500 Fund will transfer all of its assets, subject to its liabilities, to UBS S&P 500 Index Fund (the "Fund"), a series of the Trust, in exchange for a number of shares of the Fund equal in value to the net assets of Enhanced S&P 500 Fund (the "Exchange"). Shares of the Fund then will be distributed to Enhanced S&P 500 Fund shareholders on a pro rata basis in liquidation of Enhanced S&P 500 Fund.

The Exchange will be accounted for as a tax-free merger of investment companies. The unaudited pro forma statement of investments and statement of assets and liabilities reflect the financial position of the Fund and Enhanced S&P 500 Fund at May 31, 2003. The unaudited pro forma statement of operations reflects the results of operations of the Fund and Enhanced S&P 500 Fund for the twelve months ended May 31, 2003. These statements have been derived from the Funds' respective books and records utilized in calculating daily net asset value at the dates indicated above under generally accepted accounting principles. The historical cost of investment securities will be carried forward to the Fund, as the surviving entity and results of operations of the Fund for pre-combination periods will not be restated. The fiscal year ends for the Fund and Enhanced S&P 500 Fund are May 31 and September 30, respectively.

The pro forma statements of investments, statement of assets and liabilities and statement of operations should be read in conjunction with the historical financial statements of the Funds included or incorporated by reference in the respective Statements of Additional Information of the Funds. The pro forma combined financial statements are presented for information only and may not necessarily be representative of what the actual combined financial statements would have been had the reorganization occurred at May 31, 2003.

NOTE 2--Portfolio Valuation:

Securities for which market quotations are readily available are valued at the last available sales price on the exchange or market on which they are principally traded, or lacking any sales, at the last available bid price on the exchange or market on which such securities are principally traded. U.S. equity securities traded over-the-counter are valued at the most recent bid price. Investments in affiliated investment companies are valued at the daily closing net asset value of the respective investment company. Securities for which market quotations are not readily available, including restricted securities which are subject to limitations on their sale, are valued at fair value as determined in good faith by or under the direction of the Trust's Board of Trustees and Enhanced S&P 500 Fund's Board of Trustees, respectively. Short-term obligations with a maturity of 60 days or less are valued at amortized cost, which approximates market value.

NOTE 3-Shares of Beneficial Interest:

The pro forma net asset value per share assumes 4,469,007 additional shares of beneficial interest of the Fund were issued in connection with the Exchange as of May 31, 2003. The pro forma number of shares that would be issuable was calculated by dividing the net assets of Enhanced S&P 500 Fund at May 31, 2003 by the net asset value per share per class of the Fund at May 31, 2003. The pro forma combined number of Class A, Class B, Class C, Class C-2 and Class Y shares outstanding of 8,533,410, 891,839, 2,827,687, 688,510 and 1,949,239 respectively, consists of 1,413,597, 891,839, 0, 688,510 and 852,566 shares, respectively, issuable to Enhanced S&P 500 Fund as a result of the Exchange, and 7,119,813, 0, 2,827,687, 0 and 1,096,673 shares, respectively, of the Fund outstanding at May 31, 2003.

NOTE 4--Pro Forma Operating Expenses:

The accompanying pro forma financial statements reflect changes in fund expenses as if the Exchange had taken place on May 31, 2003. Although it is anticipated that there will be an elimination of certain duplicative expenses as a result of the Exchange, the actual amount of such expenses cannot be determined because it is not possible to predict the cost of future operations.

NOTE 5--Merger Costs:

Merger costs are estimated at approximately $120,000 and are not included in the pro forma statement of operations since UBS Global Asset Management is paying these costs. These costs represent the estimated expenses of management of the Trust and Enhanced S&P 500 Fund carrying out their obligations under the Exchange, and consist of management's estimate of legal fees, accounting fees, printing costs and mailing charges related to the Exchange.

NOTE 6--Federal Income Taxes:

Each Fund has elected to be taxed as a "regulated investment company" under the Internal Revenue Code of 1986, as amended (the "Code"). After the Exchange, the Fund intends to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the provisions available to certain investment companies, as defined in applicable sections of the Code, and to make distributions of taxable income sufficient to relieve it from all, or substantially all, Federal income taxes.

The identified cost of investments for the Funds is substantially the same for both financial accounting and federal income tax purposes. The tax cost of investments will remain unchanged for the combined entity.

Part C. OTHER INFORMATION
Item 15. Indemnification
Section 2 of Article IX of the Trust Instrument, "Indemnification," provides that the appropriate series of the Registrant will indemnify the trustees and officers of the Registrant to the fullest extent permitted by law against claims and expenses asserted against or incurred by them by virtue of being or having been a trustee or officer; provided that no such person shall be indemnified where there has been an adjudication or other determination, as described in Article IX, that such person is liable to the Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office or did not act in good faith in the reasonable belief that his action was in the best interest of the Registrant. Section 2 of Article IX also provides that the Registrant may maintain insurance policies covering such rights of indemnification.

Additionally, "Limitation of Liability" in Section 1 of Article IX of the Trust Instrument provides that the trustees or officers of the Registrant shall not be personally liable to any person extending credit to, contracting with or having a claim against the Registrant or a particular series; and that, provided they have exercised reasonable care and have acted under the reasonable belief that their actions are in the best interest of the Registrant, the trustees and officers shall not be liable for neglect or wrongdoing by them or any officer, agent, employee, investment adviser or independent contractor of the Registrant.

Section 9 of the Investment Advisory and Administration Contract ("Advisory and Administration Contract") with UBS Global Asset Management (US) Inc. ("UBS Global AM") provides that UBS Global AM shall not be liable for any error of judgment or mistake of law or for any loss suffered by any series of the Registrant in connection with the matters to which the Advisory and Administration Contract relates, except for a loss resulting from the willful misfeasance, bad faith, or gross negligence of UBS Global AM in the performance of its duties or from its reckless disregard of its obligations and duties under the Advisory and Administration Contract. Section 13 of the Advisory and Administration Contract provides that the trustees shall not be liable for any obligations of the Registrant or any series under the Advisory and Administration Contract and that UBS Global AM shall look only to the assets and property of the Registrant in settlement of such right or claim and not to the assets and property of the trustees.

Section 9 of each Distribution Contract provides that the Registrant will indemnify UBS Global AM and its officers, directors and controlling persons against all liabilities arising from any alleged untrue statement of material fact in the Registration Statement or from any alleged omission to state in the Registration Statement a material fact required to be stated in it or necessary to make the statements in it, in light of the circumstances under which they were made, not misleading, except insofar as liability arises from untrue statements or omissions made in reliance upon and in conformity with information furnished by UBS Global AM to the Registrant for use in the Registration Statement; and provided that this indemnity agreement shall not protect any such persons against liabilities arising by reason of their bad faith, gross negligence or willful misfeasance; and shall not inure to the benefit of any such persons unless a court of competent jurisdiction or controlling precedent determines that such result is not against public policy as expressed in the Securities Act of 1933, as amended ("1933 Act"). Section 9 of the Distribution Contract also provides that UBS Global AM agrees to indemnify, defend and hold the Registrant, its officers and trustees free and harmless of any claims arising out of any alleged untrue statement or any alleged omission of material fact contained in information furnished by UBS Global AM for use in the Registration Statement or arising out of an agreement between UBS Global AM and any retail dealer, or arising out of supplementary literature or advertising used by UBS Global AM in connection with the Principal Underwriting Contract.

Section 9 of each Distribution Contract contains provisions similar to Section 9 of the Advisory and Administration Contract, with respect to UBS Global AM, as appropriate. Section 9 of the Form of Selected Dealer Agreement also contains provisions similar to Section 9 of the Advisory and Administration Contract with respect to the applicable dealer.

Insofar as indemnification for liabilities arising under the 1933 Act may be provided to trustees, officers and controlling persons of the Registrant, pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in connection with the successful defense of any action, suit or proceeding or payment pursuant to any insurance policy) is asserted against the Registrant by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

Item 16. Exhibits
(1)	(i)	Amended and Restated Trust Instrument 1/
	(ii)	Certificate of Amendment to Amended and Restated Trust Instrument effective June 4, 2001 2/
	(iii)	Certificate of Amendment to Amended and Restated Trust Instrument effective April 8, 2002 2/
(2)	(i)	Amended and Restated By-Laws 1/
	(ii)	Certificate of Amendment to Amended and Restated By-Laws dated October 26, 2001 3/
	(iii)	Certificate of Amendment to Amended and Restated By-Laws dated February 15, 2002 2/
(3)	Voting Trust Agreement- not applicable
(4)	Agreement of Acquisition, Reorganization, Merger and Liquidation (filed herewith as Exhibit A to the Prospectus/Proxy Statement)
(5)	Instruments Defining the Rights of Holders of Registrant's Shares of Beneficial Interest 4/
(6)	Investment Advisory and Administration Contract 5/
(7)	(i)	Distribution Contract (Class A Shares) 1/
	(ii)	Distribution Contract (Class C Shares) 1/
	(iii)	Distribution Contract (Class Y Shares) 1/
	(iv)	Dealer Agreement (Class A Shares) 1/
	(v)	Dealer Agreement (Class C Shares) 1/
	(vi)	Dealer Agreement (Class Y Shares) 1/
	(vii)	Form of Selected Dealer Agreement 6/
(8)	Bonus, profit sharing or pension plans - none
(9)	Custodian Contract 5/
(10)	(i)	Rule 12b-1 Plan of Distribution with respect to Class A Shares 1/
	(ii)	Rule 12b-1 Plan of Distribution with respect to Class C Shares 1/
	(iii)	Multiple Class Plan pursuant to Rule 18f-3 3/
(11)	Form of Opinion and Consent of Counsel as to the legality of the securities being registered, indicating whether they will, when sold, be legally issued, fully paid and nonassessable (filed herewith)
(12)	Form of Opinion and Consent of Counsel supporting the tax matters and consequences to shareholders discussed in the prospectus (filed herewith)
(13)	Other Material Contracts- not applicable
(14)	Consent of Independent Auditors (filed herewith)
(15)	Omitted Financial Statements- not applicable
(16)	(i)	Powers of Attorney for Mrs. Alexander and Messrs. Armstrong, Beaubien, Burt, Feldberg, Schafer, and White 7/
	(ii)	Power of Attorney for Mr. Malek 3/
	(iii)	Power of Attorney for Mr. Storms (filed herewith)
	(iv)	Power of Attorney for Mr. Varnas (filed herewith)
(17)	Additional Exhibits- not applicable

_______________________________
1/	Incorporated by reference from Post-Effective Amendment No. 4 to the registration statement, SEC File No. 333-27917, filed September 29, 1999.
2/	Incorporated by reference from Post-Effective Amendment No. 8 to the registration statement, SEC File No. 333-27917, filed September 30, 2002.
3/	Incorporated by reference from Post-Effective Amendment No. 7 to the registration statement, SEC File No. 333-27917, filed October 31, 2001.
4/	Incorporated by reference from Articles IV, VI, IX and X of Registrant's Amended and Restated Trust Instrument and from Articles VI and IX of Registrant's Amended and Restated By-Laws, filed with Post-Effective Amendment No. 4 to the registration statement, SEC File No. 333-27917, filed September 29, 1999.
5/	Incorporated by reference from Post-Effective Amendment No. 2 to the registration statement, SEC File No. 333-27917, filed September 30, 1998.
6/	Incorporated by reference from Post-Effective Amendment No. 44 to the registration statement of UBS Master Series, Inc., SEC File No. 33-2524, filed June 27, 2001.
7/	Incorporated by reference from Post-Effective Amendment No. 6 to the registration statement, SEC File No. 333-27917, filed September 28, 2001.
Item 17.	Undertakings
(1)	The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the 1933 Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.
(2)	The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.
(3)	The undersigned Registrant undertakes to file, by post-effective amendment, a copy of the Opinion and Consent of Counsel supporting the tax matters and consequences to shareholders discussed in the proposals within a reasonable time after receipt of such opinion.

SIGNATURES

As required by the Securities Act of 1933, as amended (the "1933 Act"), this registration statement has been signed on behalf of the registrant in the City of New York and State of New York on the 6th day of August, 2003.

UBS INDEX TRUST

By: /s/ David M. Goldenberg
David M. Goldenberg
Vice President and Assistant Secretary

As required by the 1933 Act, this registration statement has been signed by the following persons in the capacities and on the dates indicated.
Signature	Title	Date
/s/ Margo N. Alexander Margo N. Alexander*	Trustee	August 6, 2003
/s/ Richard Q. Armstrong Richard Q. Armstrong*	Trustee	August 6, 2003
/s/ David J. Beaubien David J. Beaubien*	Trustee	August 6, 2003
/s/ Richard R. Burt Richard R. Burt*	Trustee	August 6, 2003
/s/ Meyer Feldberg Meyer Feldberg*	Trustee	August 6, 2003
_/s/ Frederic V. Malek Frederic V. Malek**	Trustee	August 6, 2003
/s/ Carl W. Schafer Carl W. Schafer*	Trustee	August 6, 2003
/s/ Paul H. Schubert Paul H. Schubert	Vice President and Treasurer	August 6, 2003
/s/ Brian M. Storms Brian M. Storms***	Trustee and Chairman of the Board of Trustees	August 6, 2003
/s/ Joseph A. Varnas Joseph A. Varnas****	President	August 6, 2003
/s/ William D. White William D. White*	Trustee	August 6, 2003
*	Signatures affixed by Ethan D. Corey pursuant to Powers of Attorney dated September 20, 2001 and incorporated by reference from Post Effective Amendment No. 6 to the Registration Statement of UBS Index Trust, SEC File No. 333-27917, filed September 28, 2001.
**	Signature affixed by Ethan D. Corey pursuant to Power of Attorney dated September 20, 2001 and incorporated by reference from Post Effective Amendment No. 7 to the Registration Statement of UBS Index Trust, SEC File No. 333-27917, filed October 31, 2001.
***	Signature affixed by Ethan D. Corey pursuant to Powers of Attorney dated June 30, 2003 and filed herewith.
****	Signature affixed by Ethan D. Corey pursuant to Powers of Attorney dated June 19, 2003 and filed herewith.

UBS INDEX TRUST

EXHIBIT INDEX

Exhibit Number
(11)	Form of Opinion and Consent of Counsel as to the legality of the securities being registered, indicating whether they will, when sold, be legally issued, fully paid and nonassessable
(12)	Form of Opinion and Consent of Counsel supporting the tax matters and consequences to shareholders discussed in the prospectus
(14)	Consent of Independent Auditors
(16)(iii)	Power of Attorney for Mr. Storms
(16))(iv)	Power of Attorney for Mr. Varnas